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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number ___811-21531________________________

TFS Capital Investment Trust

(Exact name of registrant as specified in charter)

1800 Bayberry Court, Suite 103 Richmond, Virginia	23226
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

 Ultimus Fund Solutions, LLC       225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401

Date of fiscal year end:         October 31, 2011

Date of reporting period:       April 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
April 30, 2011
(Unaudited)

For more information or assistance in opening an account,
please call toll-free 1-888-534-2001.

LETTER TO SHAREHOLDERS

June 15, 2011

Dear Shareholder,

Enclosed is the Semi-Annual Report to shareholders of the TFS Market Neutral Fund (ticker: TFSMX) and the TFS Small Cap Fund (ticker: TFSSX) for the period ended April 30, 2011. As investment manager of the Funds, we would like to thank you for your investment.

Recently, the TFS Market Neutral Fund created a new policy for accepting additional investments (the “Subscription Policy”). Given its significant asset growth and the limited capacity of the Fund’s investment strategies, the TFS Market Neutral Fund filed a prospectus supplement dated May 17, 2011 that describes the new Subscription Policy. The intent of the new Subscription Policy is to manage the growth of the Fund. TFS Capital believes that this action may assist the portfolio management team in its effort to maintain the Fund’s high standard of performance.

We would like to emphasize that, although TFSMX is further restricting purchase activity, this action does not mean that TFS Capital intends to reduce its investment in research and development. Rather, we continue to invest heavily in ongoing research as evidenced by our 2010 expenditures in this area which exceeded any prior year. This trend is also continuing as we are presently recruiting a quantitative analyst and developer to strengthen the trading and research teams.

The TFS Small Cap Fund will remain open, without restriction, to existing and new investors and provides investors with an additional opportunity to gain exposure to the portfolio management team at TFS Capital.

Below are performance highlights for the Funds.

TFS Market Neutral Fund (ticker: TFSMX)

	1 year return	3 year return	5 year return	Since Inception (9/7/2004)
TFS Market Neutral Fund	10.26%	6.20%	8.84%	9.63%
S&P 500 Index	17.22%	1.73%	2.95%	5.11%

Average annual total returns for periods ended 4/30/2011 and since inception.

TFSMX’s long-term performance compares favorably to the overall U.S. equity market as measured by the S&P 500 Index. From inception through April 30, 2011, TFSMX generated a 9.63% average annual return and had an annualized standard deviation of 8.38%, whereas the S&P 500 Index generated a 5.11% average annual return and had an annualized standard deviation of 22.28%. Therefore, from inception through April 30, 2011, TFSMX produced an average annual return that was 4.52 percentage points above that of the S&P 500 Index while subjecting investors to only 37.6% of the volatility. Based on its trailing 5-year return through April 30, 2011, TFSMX was the #1 ranked fund among 41 funds in Morningstar’s Market Neutral category and, for the same period, was ranked #1 among 36 funds in the Lipper Equity Market Neutral category.1

The strategies used in managing TFSMX have resulted in the Fund having a low correlation to other asset classes. According to Modern Portfolio Theory, investors may benefit by combining non-correlated investments. For your reference, below are the Fund’s correlations to several other asset classes as of April 30, 2011.

Index	Correlation Since Inception
S&P 500 Index	0.55
Russell 2000® Index	0.53
MSCI EAFE Index	0.48
Barclays Capital U.S. Agg. Bond Index	-0.11
Wilshire REIT ETF Index	0.39
Dow Jones Commodity Futures	0.44

TFS Small Cap Fund (ticker: TFSSX)

	1 year return	3 year return	5 year return	Since Inception (3/7/2006)
TFS Small Cap Fund	24.17%	16.88%	10.61%	11.81%
Russell 2000® Index	22.20%	8.03%	3.89%	5.00%

Average annual total returns for periods ended 4/30/2011 and since inception.

As evidenced by the return figures above, TFSSX has continued to achieve its objective of outperforming the Russell 2000® Index. In fact, the Fund now has over a 5-year track record and has achieved an average annual return, since inception, that is 6.81 percentage points higher than that of the Russell 2000® Index. At the end of April 2011, the trailing 5-year return placed TFSSX in the top 1% of both the Lipper “Small Cap Core” category and the Morningstar “Small Cap Blend” category.2

As of April 30, 2011, both of the Funds achieved an overall “5-Star Rating” from Morningstar. For the period, TFSMX was rated among 48 Market Neutral funds and TFSSX was rated among 572 Small Blend funds, respectively, by Morningstar. Despite the Funds’ excellent performance, we do not recommend allocating a high percentage of your assets to either Fund given the risks inherent in the Funds. Rather, we believe that they are best used as a component of a diversified portfolio of investments.

Please note that the Funds continue to be tax-inefficient as evidenced by the high capital-gain distributions that occurred in December 2010. Future distributions are expected to remain high relative to other mutual funds. Moreover, future distributions will be impacted by the asset level of the Funds and are more likely to grow, as a percentage of the overall gain, if the assets in either Fund stop increasing.

If you have any questions about the Funds or TFS Capital, please contact us.

Best regards,

Larry S. Eiben
Chief Operating Officer & Co-Portfolio Manager
On behalf of TFS Capital LLC, Investment Adviser

The performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Funds charge a 2% redemption fee on shares invested for less than 90 days. If shares are redeemed within the 90 day period, investment returns would be reduced from those shown above. Fee waivers and/or expense reimbursements by the Adviser have positively impacted the Funds’ performance. Without such waivers and/or reimbursements, performance would have been lower. An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. To obtain a summary prospectus and/or prospectus, which each contain this and other important information, go to www.TFSCapital.com or call (888) 534-2001. Please read the summary prospectus and/or prospectus carefully before investing. The Funds may not be suitable for all investors.

1
TFSMX was ranked #1 out of 36 in the Lipper “Equity Market Neutral” category and #1 out of 41 in the Morningstar “Market Neutral” category using its 5-year return. TFSMX was ranked #2 out of 53 in the Lipper “Equity Market Neutral” category and #1 out of 48 in the Morningstar “Market Neutral” category using its 3-year return. TFSMX was ranked #12 out of 82 in the Lipper “Equity Market Neutral” category and #1 out of 72 in the Morningstar “Market Neutral” category using its 1-year return.

2
TFSSX was ranked #3 out of 547 in the Lipper “Small Cap Core” category and #3 out of 484 in the Morningstar “Small Blend” category using its 5-year return. TFSSX was ranked #11 out of 696 in the Lipper “Small Cap Core” category and #14 out of 572 in the Morningstar “Small Blend” category using its 3-year return. TFSSX was ranked #233 out of 783 in the Lipper “Small Cap Core” category and #156 out of 647 in the Morningstar “Small Cap Blend” category using its 1-year return.

Ranking information provided by Lipper and Morningstar for the periods ended April 30, 2011. TFSSX was assigned by Lipper to the Small-Cap Core category and by Morningstar to the Small Blend category. TFSMX was assigned by Lipper to the Equity Market Neutral category and by Morningstar to the Market Neutral category. The Funds are ranked based on total return and are ranked within a universe of funds with similar investment objectives. Rankings include the reinvestment of dividends and capital gains but exclude the effect of a fund’s sales load, if applicable. Fund rankings are calculated monthly by Lipper Analytical Services of New York and Morningstar, Inc. of Chicago. Lipper Inc. and Morningstar Inc. are nationally recognized organizations that rank the performance of mutual funds.

TFS MARKET NEUTRAL FUND PORTFOLIO INFORMATION April 30, 2011 (Unaudited)

TFS Market Neutral Fund vs S&P 500 Index
Net Sector Exposure*

*
The net percentages for the TFS Market Neutral Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages are not likely to total to 100%.

Top 10 Long Equity Positions		Top 10 Short Equity Positions
Security Description	% of Net Assets	Security Description	% of Net Assets
First Niagara Financial Group, Inc.	0.71%	Rubicon Technology, Inc.	1.01%
American Medical Systems Holdings, Inc.	0.61%	NV Energy, Inc.	0.77%
Beckman Coulter, Inc.	0.57%	Sears Holdings Corporation	0.69%
American Capital Agency Corporation	0.42%	Lexington Realty Trust	0.56%
Merit Medical Systems, Inc.	0.40%	St. Joe Company (The)	0.54%
Cubist Pharmaceuticals, Inc.	0.37%	ZAGG, Inc.	0.48%
Celera Corporation	0.36%	Douglas Emmett, Inc.	0.45%
Unisource Energy Corporation	0.36%	China-Biotics, Inc.	0.42%
National Semiconductor Corporation	0.34%	VirnetX Holding Corporation	0.42%
Sirius XM Radio, Inc.	0.33%	Colonial Properties Trust	0.41%

TFS SMALL CAP FUND PORTFOLIO INFORMATION April 30, 2011 (Unaudited)

TFS Small Cap Fund
Sector Allocation (% of Net Assets)

Top 10 Equity Holdings
Security Description	% of Net Assets
Hercules Offshore, Inc.	0.50%
US Airways Group, Inc.	0.49%
Centene Corporation	0.47%
Sanmina-SCI Corporation	0.47%
SEACOR Holdings, Inc.	0.47%
Texas Capital Bancshares, Inc.	0.47%
Hill-Rom Holdings, Inc.	0.47%
Compass Minerals International, Inc.	0.46%
Acacia Research Corporation	0.46%
Buffalo Wild Wings, Inc.	0.46%

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* April 30, 2011 (Unaudited)
COMMON STOCKS — 91.4%	Shares	Value
Consumer Discretionary — 13.6%
Auto Components — 1.3%
Modine Manufacturing Company (a) (b)	218,547	$3,892,322
Other Auto Components (c)		17,522,678
		21,415,000
Automobiles — 0.0%
Other Automobiles (c)		144,265

Distributors — 0.1%
Other Distributors (c)		2,049,525

Diversified Consumer Services — 0.4%
Other Diversified Consumer Services (c)		7,484,817

Hotels, Restaurants & Leisure — 2.3%
Buffalo Wild Wings, Inc. (a) (b)	61,900	3,782,090
Wendy's/Arby's Group, Inc. - Class A (b)	755,167	3,639,905
Other Hotels, Restaurants & Leisure (c)		29,740,526
		37,162,521
Household Durables — 0.8%
NIVS IntelliMedia Technology Group, Inc. (a) (b) (d)	245,517	270,069
Other Household Durables (c)		12,093,000
		12,363,069
Internet & Catalog Retail — 0.6%
Vitacost.com, Inc. (d)	20,359	58,023
Other Internet & Catalog Retail (c)		9,739,825
		9,797,848
Leisure Equipment & Products — 0.3%
Other Leisure Equipment & Products (c)		4,389,643

Media — 2.4%
Sirius XM Radio, Inc. (a)	2,722,864	5,418,499
Other Media (c)		32,895,522
		38,314,021
Multiline Retail — 0.6%
Dillard's, Inc. (b)	82,405	3,957,088
Retail Ventures, Inc. (a) (b)	233,089	4,785,317
Other Multiline Retail (c)		1,895,733
		10,638,138
Specialty Retail — 3.4%
Pier 1 Imports, Inc. (a) (b)	306,828	3,737,165
Other Specialty Retail (c)		51,316,858
		55,054,023
Textiles, Apparel & Luxury Goods — 1.4%
Steven Madden Ltd. (a) (b)	78,137	4,152,982
Timberland Company (The) (a) (b)	93,382	4,219,933
Other Textiles, Apparel & Luxury Goods (c)		13,726,107
		22,099,022

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 91.4% (Continued)	Shares	Value
Consumer Staples — 2.1%
Beverages — 0.4%
Other Beverages (c)		$7,059,719

Food & Staples Retailing — 0.3%
Other Food & Staples Retailing (c)		3,896,964

Food Products — 0.8%
HQ Sustainable Maritime Industries, Inc. (a) (d)	1,421	1,975
Other Food Products (c)		12,884,599
		12,886,574
Household Products — 0.1%
Other Household Products (c)		1,080,619

Personal Products — 0.5%
Other Personal Products (c)		8,675,816

Tobacco — 0.0%
Other Tobacco (c)		27,633

Energy — 7.7%
Energy Equipment & Services — 2.4%
Pioneer Drilling Company (a) (b)	258,239	4,002,705
Other Energy Equipment & Services (c)		35,321,194
		39,323,899
Oil, Gas & Consumable Fuels — 5.3%
CVR Energy, Inc. (a) (b)	195,900	4,354,857
Frontier Oil Corporation (b)	157,700	4,406,138
Global Partners, L.P. (b)	140,607	3,945,432
Ivanhoe Energy, Inc. (a) (b)	1,280,542	3,611,128
TransAtlantic Petroleum Ltd. (a) (b)	1,499,173	3,942,825
Venoco, Inc. (a) (b)	226,564	4,211,825
Other Oil, Gas & Consumable Fuels (c)		60,427,563
		84,899,768
Financials — 15.2%
Capital Markets — 1.8%
Och-Ziff Capital Management Group, LLC	308,086	4,950,942
Other Capital Markets (c)		24,490,304
		29,441,246
Commercial Banks — 2.6%
Commerce Bancshares, Inc. (b)	94,896	4,038,774
Synovus Financial Corporation (b)	1,637,188	4,092,970
Other Commercial Banks (c)		33,854,686
		41,986,430
Consumer Finance — 0.3%
Other Consumer Finance (c)		5,417,803

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 91.4% (Continued)	Shares	Value
Financials — 15.2% (Continued)
Diversified Financial Services — 0.8%
Encore Capital Group, Inc. (a) (b)	119,084	$3,565,375
Interactive Brokers Group, Inc. - Class A (a) (b)	246,150	4,317,471
Other Diversified Financial Services (c)		4,591,277
		12,474,123
Insurance — 3.2%
Unitrin, Inc. (b)	143,618	4,343,008
Other Insurance (c)		48,384,272
		52,727,280
Real Estate Investment Trusts (REIT) — 4.4%
American Capital Agency Corporation	231,300	6,733,143
DCT Industrial Trust, Inc. (b)	847,034	4,921,268
Walter Investment Management Corporation	206,308	3,676,409
Other Real Estate Investment Trusts (REIT) (c)		55,404,653
		70,735,473
Real Estate Management & Development — 0.3%
Other Real Estate Management & Development (c)		4,598,241

Thrifts & Mortgage Finance — 1.8%
First Niagara Financial Group, Inc. (b)	799,404	11,511,418
Other Thrifts & Mortgage Finance (c)		16,971,914
		28,483,332
Health Care — 15.1%
Biotechnology — 4.0%
Celera Corporation (a) (b)	747,004	5,908,802
Cubist Pharmaceuticals, Inc. (a) (b)	177,770	6,017,515
Other Biotechnology (c)		52,472,172
		64,398,489
Health Care Equipment & Supplies — 4.4%
American Medical Systems Holdings, Inc. (a)	337,400	9,953,300
Beckman Coulter, Inc.	111,645	9,249,788
Hill-Rom Holdings, Inc. (b)	82,533	3,714,810
Merit Medical Systems, Inc. (a) (b)	275,075	6,414,749
Other Health Care Equipment & Supplies (c)		41,068,679
		70,401,326
Health Care Providers & Services — 3.9%
Other Health Care Providers & Services (c)		63,879,850

Health Care Technology — 0.7%
Other Health Care Technology (c)		11,669,936

Life Sciences Tools & Services — 0.7%
Other Life Sciences Tools & Services (c)		10,899,762

Pharmaceuticals — 1.4%
Hi-Tech Pharmacal Company, Inc. (a) (b)	128,121	3,543,827
Other Pharmaceuticals (c)		19,345,277
		22,889,104

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 91.4% (Continued)	Shares	Value
Industrials — 12.9%
Aerospace & Defense — 0.8%
Other Aerospace & Defense (c)		$13,193,732

Air Freight & Logistics — 0.3%
Other Air Freight & Logistics (c)		5,021,811

Airlines — 0.7%
Other Airlines (c)		11,169,227

Building Products — 0.2%
Other Building Products (c)		3,095,343

Commercial Services & Supplies — 1.4%
IESI-BFC Ltd.	181,661	4,603,290
Other Commercial Services & Supplies (c)		18,509,532
		23,112,822
Construction & Engineering — 0.7%
Other Construction & Engineering (c)		10,466,466

Electrical Equipment — 0.8%
China Electric Motor, Inc. (a) (d)	1,771	2,568
Other Electrical Equipment (c)		13,324,207
		13,326,775
Industrial Conglomerates — 0.2%
Other Industrial Conglomerates (c)		3,909,577

Machinery — 3.2%
Other Machinery (c)		51,702,170

Marine — 0.7%
Other Marine (c)		11,221,763

Professional Services — 1.0%
Other Professional Services (c)		15,813,944

Road & Rail — 1.4%
Avis Budget Group, Inc. (a) (b)	213,499	4,047,941
Ryder System, Inc. (b)	66,160	3,539,560
Other Road & Rail (c)		14,535,233
		22,122,734
Trading Companies & Distributors — 1.3%
Other Trading Companies & Distributors (c)		21,445,503

Transportation Infrastructure — 0.2%
Other Transportation Infrastructure (c)		3,054,052

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 91.4% (Continued)	Shares	Value
Information Technology — 15.8%
Communications Equipment — 2.6%
EchoStar Corporation - Class A (a) (b)	130,860	$4,852,289
Opnext, Inc. (a) (b)	1,619,165	3,821,229
Sonus Networks, Inc. (a) (b)	986,531	3,886,932
Other Communications Equipment (c)		29,115,697
		41,676,147
Computers & Peripherals — 0.9%
Quantum Corporation (a) (b)	1,321,792	4,203,298
Other Computers & Peripherals (c)		10,146,173
		14,349,471
Electronic Equipment, Instruments & Components — 2.8%
Ingram Micro, Inc. - Class A (a) (b)	225,380	4,221,367
Other Electronic Equipment, Instruments & Components (c)		41,284,298
		45,505,665
Internet Software & Services — 1.8%
GSI Commerce, Inc. (a) (b)	160,099	4,686,098
Subaye, Inc. (a) (d)	37,723	40,552
Other Internet Software & Services (c)		25,124,101
		29,850,751
IT Services — 2.1%
CIBER, Inc. (a) (b)	659,552	3,772,637
DST Systems, Inc. (b)	87,200	4,299,832
Other IT Services (c)		25,917,045
		33,989,514
Office Electronics — 0.1%
Other Office Electronics (c)		1,873,976

Semiconductors & Semiconductor Equipment — 3.1%
National Semiconductor Corporation	228,000	5,499,360
Other Semiconductors & Semiconductor Equipment (c)		43,894,711
		49,394,071
Software — 2.4%
Epicor Software Corporation (a) (b)	388,764	4,859,550
Other Software (c)		34,682,191
		39,541,741
Materials — 5.3%
Chemicals — 1.8%
Georgia Gulf Corporation (a) (b)	112,631	4,435,409
Other Chemicals (c)		24,374,311
		28,809,720
Construction Materials — 0.0%
Other Construction Materials (c)		1,036,974

Containers & Packaging — 0.7%
Packaging Corporation of America (b)	126,666	3,613,781
Other Containers & Packaging (c)		7,241,939
		10,855,720

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 91.4% (Continued)	Shares	Value
Materials — 5.3% (Continued)
Metals & Mining — 2.6%
Other Metals & Mining (c)		$42,058,292

Paper & Forest Products — 0.2%
Other Paper & Forest Products (c)		4,144,878

Telecommunication Services — 1.1%
Diversified Telecommunication Services — 0.8%
Other Diversified Telecommunication Services (c)		13,754,826

Wireless Telecommunication Services — 0.3%
Other Wireless Telecommunication Services (c)		4,560,661

Utilities — 2.6%
Electric Utilities — 1.0%
Unisource Energy Corporation (b)	156,022	5,793,097
Other Electric Utilities (c)		10,053,729
		15,846,826
Gas Utilities — 0.4%
Other Gas Utilities (c)		6,253,665

Independent Power Producers & Energy Traders — 0.2%
Other Independent Power Producers & Energy Traders (c)		4,229,427

Multi-Utilities — 0.8%
MDU Resources Group, Inc.	186,747	4,461,386
Other Multi-Utilities (c)		7,890,038
		12,351,424
Water Utilities — 0.2%
Other Water Utilities (c)		3,387,337

Total Common Stocks (Cost $1,414,844,202)		$1,480,892,284

CLOSED-END FUNDS — 2.4%	Shares	Value
Other Closed-End Funds (Cost $37,497,003) (c)		$38,573,865

EXCHANGE-TRADED FUNDS — 0.1%	Shares	Value
Other Exchange-Traded Funds (Cost $691,750) (c)		$624,466

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
CORPORATE BONDS — 0.0%	Par Value	Value
Financials — 0.0%
Other Financials (Cost $0) (c)		$2,064

RIGHTS — 0.0%	Shares	Value
KHD Humboldt Wedag International AG (d) (Cost $10,675)	10,216	$19,369

MONEY MARKET FUNDS — 7.1%	Shares	Value
UMB Money Market Fiduciary, 0.01% (e) (Cost $115,434,162)	115,434,162	$115,434,162

Total Investments at Value — 101.0% (Cost $1,568,477,792)		$1,635,546,210

Liabilities in Excess of Other Assets — (1.0%)		(15,591,341)

Net Assets — 100.0%		$1,619,954,869

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC’s website at http://www.sec.gov.
(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)
Represents securities which were not fair-valued as of April 30, 2011 and 1) issuers not identified as either a top 50 holding in terms of market value and 2) issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of April 30, 2011.

(d)	Fair value priced (Note 2). Fair valued securities totaled $392,556 at April 30, 2011, representing 0.0% of net assets.
(e)	Variable rate security. The rate shown is the effective interest rate as of April 30, 2011.
See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT April 30, 2011 (Unaudited)
COMMON STOCKS — 64.8%	Shares	Value
Consumer Discretionary — 9.3%
Auto Components — 0.3%
Fuel Systems Solutions, Inc.	166,061	$4,936,163
Quantum Fuel Systems Technologies Worldwide, Inc.	120,247	310,237
Wonder Auto Technology, Inc.	2,489	14,735
		5,261,135
Automobiles — 0.2%
Kandi Technologies Corporation	57,825	167,693
Thor Industries, Inc.	800	24,808
Winnebago Industries, Inc.	185,446	2,295,821
		2,488,322
Distributors — 0.1%
Core-Mark Holding Company, Inc.	29,618	992,499
Pool Corporation	69	2,088
Weyco Group, Inc.	849	20,588
		1,015,175
Diversified Consumer Services — 1.0%
American Public Education, Inc.	4,916	207,701
Bridgepoint Education, Inc.	29,976	526,079
Capella Education Company	24,500	1,215,200
Career Education Corporation	8,569	186,890
ChinaCast Education Corporation	350,037	2,138,726
Coinstar, Inc.	36,500	1,970,270
Corinthian Colleges, Inc.	55,778	248,212
CPI Corporation	26,659	479,062
DeVry, Inc.	21	1,111
Education Management Corporation	270,187	5,009,267
Hillenbrand, Inc.	2,500	57,300
ITT Educational Services, Inc.	1,400	100,422
Jackson Hewitt Tax Service, Inc.	34,400	17,892
Matthews International Corporation - Class A	8,100	325,134
Pre-Paid Legal Services, Inc.	4,404	290,444
Regis Corporation	45,400	771,800
Stewart Enterprises, Inc. - Class A	338,949	2,748,876
		16,294,386
Hotels, Restaurants & Leisure — 0.6%
Bob Evans Farms, Inc.	5,800	181,888
Boyd Gaming Corporation	120,645	1,078,566
Cracker Barrel Old Country Store, Inc.	7,500	384,225
Denny's Corporation	299,112	1,223,368
Gaylord Entertainment Company	4,600	165,002
Hyatt Hotels Corporation - Class A	900	39,879
O'Charley's, Inc.	69,996	457,774
P.F. Chang's China Bistro, Inc.	53,149	2,131,275
Peet's Coffee & Tea, Inc.	59,738	2,776,622
Pinnacle Entertainment, Inc.	25,900	359,492
PokerTek, Inc.	520	762
Ruth's Hospitality Group, Inc.	51,800	254,338

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Consumer Discretionary — 9.3% (Continued)
Hotels, Restaurants & Leisure — 0.6% (Continued)
Shuffle Master, Inc.	4	$44
Speedway Motorsports, Inc.	16,644	259,313
Star Buffet, Inc.	600	456
Town Sports International Holdings, Inc.	100	716
Universal Travel Group (a)	238,516	472,262
		9,785,982
Household Durables — 1.8%
American Greetings Corporation - Class A	146,086	3,593,716
Beazer Homes USA, Inc.	201,606	939,484
Cavco Industries, Inc.	4,112	191,126
Comstock Homebuilding Companies, Inc. - Class A	35,701	43,912
Deer Consumer Products, Inc.	253,695	2,572,467
Ethan Allen Interiors, Inc.	43,968	1,059,189
Flexsteel Industries, Inc.	100	1,429
Furniture Brands International, Inc.	48,178	233,182
Garmin Ltd.	177,541	6,077,228
Hooker Furniture Corporation	3,532	43,938
Hovnanian Enterprises, Inc. - Class A	238,967	767,084
Jarden Corporation	21,800	793,302
KB Home	159,200	1,880,152
La-Z-Boy, Inc.	223,634	2,629,936
Libbey, Inc.	4,106	70,007
MDC Holdings, Inc.	14,600	426,174
Meritage Homes Corporation	6,338	151,542
PulteGroup, Inc.	481,048	3,910,920
Ryland Group, Inc. (The)	84,100	1,455,771
Sealy Corporation	449,401	1,186,419
Skyline Corporation	4,610	90,402
Standard Pacific Corporation	139,355	537,910
Toll Brothers, Inc.	2,000	42,020
		28,697,310
Internet & Catalog Retail — 0.7%
Blue Nile, Inc.	59,246	3,377,022
E-Commerce China Dangdang, Inc. - ADR	26,600	612,066
Gaiam, Inc. - Class A	6,100	36,295
NutriSystem, Inc.	145,807	2,192,937
Overstock.com, Inc.	107,808	1,498,531
PetMed Express, Inc.	162,098	2,446,059
Shutterfly, Inc.	28,097	1,729,652
U.S. Auto Parts Network, Inc.	5,662	43,937
		11,936,499
Leisure Equipment & Products — 0.5%
Brunswick Corporation	40,900	955,833
Callaway Golf Company	120,317	851,844
Eastman Kodak Company	200,371	557,031
JAKKS Pacific, Inc.	170,790	3,593,422
Johnson Outdoors, Inc.	1,236	20,505

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Consumer Discretionary — 9.3% (Continued)
Leisure Equipment & Products — 0.5% (Continued)
LeapFrog Enterprises, Inc.	4,053	$17,306
Nautilus, Inc.	1,102	3,571
Polaris Industries, Inc.	5,200	548,236
Steinway Musical Instruments, Inc.	100	2,500
Sturm Ruger & Company, Inc.	56,796	1,350,609
Summer Infant, Inc.	300	2,652
		7,903,509
Media — 0.8%
Atrinsic, Inc.	11,051	28,733
Carmike Cinemas, Inc.	4,657	33,810
China MediaExpress Holdings, Inc. (a)	215,809	1,281,884
China Yida Holding Company	5,003	35,021
Cumulus Media, Inc. - Class A	52,165	242,567
E.W. Scripps Company - Class A	17,076	162,222
Entercom Communications Corporation - Class A	32,255	340,935
Lee Enterprises, Inc.	38,199	54,625
Liberty Media, LLC - Starz Entertainment - Series A	600	46,110
LodgeNet Interactive Corporation	46,100	161,811
Martha Stewart Living Omnimedia, Inc. - Class A	415,145	1,548,491
McClatchy Company (The) - Class A	522,224	1,493,561
Media General, Inc.	280,685	1,512,892
Meredith Corporation	26,588	888,571
New York Times Company (The)	145,773	1,185,134
Radio One, Inc. - Class D	20,000	58,200
ReachLocal, Inc.	7	163
Regal Entertainment Group - Class A	17,902	246,690
Rentrak Corporation	2,768	63,498
Scholastic Corporation	25,709	675,632
SearchMedia Holdings Ltd.	1,000	2,150
Spanish Broadcasting System, Inc.	20	15
SPAR Group, Inc.	500	862
SuperMedia, Inc.	17,125	88,022
Valassis Communications, Inc.	39,100	1,127,253
Viacom, Inc. - Class A	20,276	1,178,847
Westwood One, Inc.	1,196	8,336
		12,466,035
Multiline Retail — 0.8%
Bon-Ton Stores, Inc. (The)	81,314	1,128,638
Fred's, Inc. - Class A	55,317	772,226
Sears Holdings Corporation	129,734	11,153,232
		13,054,096
Specialty Retail — 1.4%
Aaron's, Inc.	10,800	310,932
Aéropostale, Inc.	4,600	117,438
Asbury Automotive Group, Inc.	21,240	367,452
AutoChina International Ltd.	5,581	148,231
Barnes & Noble, Inc.	220,731	2,425,834

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Consumer Discretionary — 9.3% (Continued)
Specialty Retail — 1.4% (Continued)
Blockbuster, Inc. - Class A	294,200	$18,535
Borders Group, Inc.	9,600	2,947
Brown Shoe Company, Inc.	63,185	799,290
Build-A-Bear Workshop, Inc.	600	3,678
Cabela's, Inc. - Class A	12,344	315,266
Cache, Inc.	167	959
Children's Place Retail Stores, Inc. (The)	6,100	324,337
China Auto Logistics, Inc.	2,600	5,330
Citi Trends, Inc.	29,650	660,009
Collective Brands, Inc.	14,400	302,400
Conn's, Inc.	402,014	2,633,192
Genesco, Inc.	70	2,827
Group 1 Automotive, Inc.	13	559
hhgregg, Inc.	158,400	1,957,824
Hibbett Sports, Inc.	1,600	60,448
Lumber Liquidators Holdings, Inc.	85,469	2,217,920
MarineMax, Inc.	17,553	167,807
Midas, Inc.	3,472	25,241
Monro Muffler Brake, Inc.	69	2,096
Office Depot, Inc.	250,147	1,078,133
Pacific Sunwear of California, Inc.	7,000	22,330
Pep Boys - Manny Moe & Jack (The)	490	6,713
RadioShack Corporation	148,490	2,347,627
Rue21, Inc.	19,913	599,779
Sonic Automotive, Inc. - Class A	101,686	1,433,773
Syms Corporation	1,221	9,695
Talbots, Inc. (The)	631	3,395
West Marine, Inc.	9,402	102,294
Wet Seal, Inc. (The)	757,777	3,334,219
Zumiez, Inc.	54,750	1,539,022
		23,347,532
Textiles, Apparel & Luxury Goods — 1.1%
Carter's, Inc.	63,300	1,957,236
Cherokee, Inc.	15,692	304,425
Culp, Inc.	86	867
Delta Apparel, Inc.	688	12,171
DGSE Companies, Inc.	740	4,240
Forward Industries, Inc.	100	446
Hanesbrands, Inc.	12,500	406,375
Heelys, Inc.	200	438
Iconix Brand Group, Inc.	31,781	778,317
Joe's Jeans, Inc.	100	98
Jones Group, Inc. (The)	364,414	4,966,963
Kingold Jewelry, Inc.	57,458	113,767
K-Swiss, Inc. - Class A	71,470	879,796
Lacrosse Footwear, Inc.	500	8,310
Liz Claiborne, Inc.	133,191	837,771

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Consumer Discretionary — 9.3% (Continued)
Textiles, Apparel & Luxury Goods — 1.1% (Continued)
R.G. Barry Corporation	24	$294
Skechers U.S.A., Inc. - Class A	84,096	1,602,029
True Religion Apparel, Inc.	83,883	2,534,944
Under Armour, Inc. - Class A	700	47,922
Volcom, Inc.	142,216	2,805,921
Wolverine World Wide, Inc.	25,800	1,023,744
		18,286,074
Consumer Staples — 2.9%
Beverages — 0.1%
Central European Distribution Corporation	145,850	1,723,947
China New Borun Corporation	44,020	410,707
MGP Ingredients, Inc.	56	489
		2,135,143
Food & Staples Retailing — 0.6%
Anderson's, Inc. (The)	34,357	1,705,825
Great Atlantic & Pacific Tea Company, Inc. (The)	868,266	161,063
Nash Finch Company	5,442	202,551
Pizza Inn, Inc.	968	2,004
Ruddick Corporation	7,300	303,096
Spartan Stores, Inc.	25,452	397,306
SUPERVALU, Inc.	503,522	5,669,658
United Natural Foods, Inc.	1,100	46,959
Weis Markets, Inc.	1,810	74,698
Winn-Dixie Stores, Inc.	34,543	244,910
		8,808,070
Food Products — 1.3%
Calavo Growers, Inc.	40,697	854,637
Cal-Maine Foods, Inc.	121,779	3,518,195
Chiquita Brands International, Inc.	26,700	425,064
Dean Foods Company	4	45
Diamond Foods, Inc.	37,211	2,441,042
Dole Food Company, Inc.	89,040	1,229,642
Feihe International, Inc.	245,588	2,622,880
Fresh Del Monte Produce, Inc.	55,800	1,512,738
Imperial Sugar Company	32,928	450,455
John B. Sanfilippo & Son, Inc.	359	3,949
Lancaster Colony Corporation	6,500	397,215
Lifeway Foods, Inc.	4,205	40,326
Limoneira Company	78	1,717
Sanderson Farms, Inc.	78,795	3,750,642
Seneca Foods Corporation - Class A	2,094	58,548
Smart Balance, Inc.	92,669	442,958
Snyder's-Lance, Inc.	53,866	1,063,854
Tootsie Roll Industries, Inc.	38,005	1,126,468
TreeHouse Foods, Inc.	17,600	1,067,792
Yuhe International, Inc.	30,837	170,837
Zhongpin, Inc.	33,542	560,151
		21,739,155

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Consumer Staples — 2.9% (Continued)
Household Products — 0.1%
Central Garden & Pet Company	12,900	$126,033
Central Garden & Pet Company - Class A	85,759	859,305
Spectrum Brands Holdings, Inc.	25,947	843,278
		1,828,616
Personal Products — 0.6%
China Sky One Medical, Inc.	196,014	558,640
China-Biotics, Inc.	700,276	6,834,694
Medifast, Inc.	45,742	903,404
Synutra International, Inc.	60,282	626,933
		8,923,671
Tobacco — 0.2%
Alliance One International, Inc.	176,873	705,723
Star Scientific, Inc.	185,811	745,102
Universal Corporation	4,048	175,602
Vector Group Ltd.	51,188	939,812
		2,566,239
Energy — 6.4%
Energy Equipment & Services — 0.9%
Cal Dive International, Inc.	108	849
Complete Production Services, Inc.	14,800	502,312
Dawson Geophysical Company	1,856	82,778
Dril-Quip, Inc.	25,700	1,967,592
ENGlobal Corporation	100	408
Exterran Holdings, Inc.	59,950	1,301,514
Geokinetics, Inc.	34,847	332,789
Hornbeck Offshore Services, Inc.	9,917	289,874
Key Energy Services, Inc.	73,200	1,332,240
Natural Gas Services Group, Inc.	2,185	39,396
Newpark Resources, Inc.	466,176	4,209,569
PHI, Inc.	1,322	29,586
Recon Technology Ltd.	200	630
RPC, Inc.	21,600	584,280
Seahawk Drilling, Inc.	226,206	1,662,614
Seawell Ltd.	72,539	481,087
SulphCo, Inc.	517,569	47,616
TETRA Technologies, Inc.	102,021	1,506,850
TGC Industries, Inc.	600	4,938
Tidewater, Inc.	2,700	160,677
Willbros Group, Inc.	246	2,645
		14,540,244
Oil, Gas & Consumable Fuels — 5.5%
Abraxas Petroleum Corporation	36	183
ATP Oil & Gas Corporation	364,301	6,477,272
Bill Barrett Corporation	1,000	41,730
BioFuel Energy Corporation	332,796	242,941
Blue Dolphin Energy Company	25,031	176,218
BPZ Resources, Inc.	271,988	1,294,663

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Energy — 6.4% (Continued)
Oil, Gas & Consumable Fuels — 5.5% (Continued)
Buckeye Partners, L.P.	76	$4,945
Capital Product Partners, L.P.	212	2,396
Carrizo Oil & Gas, Inc.	56,700	2,258,928
Cheniere Energy Partners, L.P.	14,208	261,711
Cheniere Energy, Inc.	415,503	3,772,767
China Integrated Energy, Inc. (a)	464,950	855,508
China North East Petroleum Holdings Ltd.	117,647	502,353
Clean Energy Fuels Corporation	390,951	6,661,805
Comstock Resources, Inc.	42,000	1,346,520
Contango Oil & Gas Company	3,300	204,336
Delta Petroleum Corporation	13,927	11,658
DHT Holdings, Inc.	691,052	2,992,255
Double Eagle Petroleum Company	32,936	335,288
Duncan Energy Partners, L.P.	100	4,314
El Paso Pipeline Partners, L.P.	100	3,704
Evergreen Energy, Inc.	135,100	349,909
Frontline Ltd.	7,500	165,825
FX Energy, Inc.	54,595	448,225
Gastar Exploration Ltd.	36,914	166,113
General Maritime Corporation	295,494	632,357
Genesis Energy, L.P.	2,900	80,968
GeoGlobal Resources, Inc.	254,060	130,841
GMX Resources, Inc.	553,170	3,252,640
Goodrich Petroleum Corporation	45,000	1,011,150
Green Plains Renewable Energy, Inc.	97,177	1,216,656
GreenHunter Energy, Inc.	2,800	2,604
Gulfport Energy Corporation	7,000	238,280
Harvest Natural Resources, Inc.	83,110	1,148,580
Houston American Energy Corporation	157,952	2,904,737
Hyperdynamics Corporation	301,039	1,270,385
International Coal Group, Inc.	12,600	138,978
Isramco, Inc.	1,113	74,348
James River Coal Company	15,200	354,464
Kinder Morgan Management, LLC	28,356	1,933,312
Knightsbridge Tankers Ltd.	22,227	497,663
Kodiak Oil & Gas Corporation	269,268	1,890,261
L & L Energy, Inc.	372,651	2,589,924
Lucas Energy, Inc.	94,048	302,835
Magnum Hunter Resources Corporation	411,769	3,360,035
McMoRan Exploration Company	8,200	150,142
Mesa Royalty Trust	243	12,053
Miller Energy Resources, Inc.	10,856	62,639
Natural Resource Partners, L.P.	100	3,441
New Concept Energy, Inc.	11,200	33,600
Nordic American Tanker Shipping Ltd.	32,356	743,541
Overseas Shipholding Group, Inc.	115,100	3,206,686
Pacific Ethanol, Inc.	125,889	59,168

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Energy — 6.4% (Continued)
Oil, Gas & Consumable Fuels — 5.5% (Continued)
Patriot Coal Corporation	82,600	$2,079,868
Penn Virginia Corporation	296,400	4,582,344
Petroleum Development Corporation	31,367	1,249,034
Provident Energy Ltd.	19,800	186,516
Pyramid Oil Company	3,200	19,296
Quicksilver Resources, Inc.	138,900	2,062,665
Rentech, Inc.	153,419	170,295
Resolute Energy Corporation	84,871	1,501,368
Rex Energy Corporation	280,688	3,601,227
Royale Energy, Inc.	490,670	2,217,828
San Juan Basin Royalty Trust	15,138	377,844
Scorpio Tankers, Inc.	12,471	146,784
Syntroleum Corporation	254,637	522,006
Tesoro Corporation	4,000	108,480
Tri-Valley Corporation	524,122	414,109
Uranium Energy Corporation	773,143	2,690,538
USEC, Inc.	923,541	4,229,818
Verenium Corporation	68,678	201,227
Voyager Oil & Gas, Inc.	9,050	38,553
W&T Offshore, Inc.	95,500	2,560,355
Warren Resources, Inc.	33,014	149,553
Western Refining, Inc.	77,900	1,321,184
Whiting USA Trust I	33,229	577,520
World Fuel Services Corporation	40,800	1,614,864
Zion Oil & Gas, Inc.	88,235	474,704
		88,981,835
Financials — 10.8%
Capital Markets — 1.0%
AllianceBernstein Holding, L.P.	4,900	108,780
Apollo Investment Corporation	4,400	52,140
Arlington Asset Investment Corporation	10,782	328,851
BGC Partners, Inc. - Class A	47,276	456,213
BlackRock Kelso Capital Corporation	139,103	1,463,364
Cohen & Steers, Inc.	16,880	531,045
Cowen Group, Inc.	243,842	1,014,383
Evercore Partners, Inc. - Class A	10,102	352,459
FBR Capital Markets Corporation	3,014	10,850
Federated Investors, Inc. - Class B	92,575	2,386,583
GAMCO Investors, Inc. - Class A	508	26,137
Gladstone Investment Corporation	443	3,429
Greenhill & Company, Inc.	20,200	1,191,800
INTL FCStone, Inc.	19,949	528,250
Investors Capital Holdings Ltd.	600	3,594
JMP Group, Inc.	6,400	55,040
KBW, Inc.	9,900	224,928
Knight Capital Group, Inc.	142,835	1,959,696
LaBranche & Company, Inc.	270,372	1,089,599

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Financials — 10.8% (Continued)
Capital Markets — 1.0% (Continued)
Main Street Capital Corporation	10,858	$204,239
MCG Capital Corporation	30,200	199,320
MF Global Holdings Ltd.	21,731	182,758
MVC Capital, Inc.	14,400	199,152
NGP Capital Resources Company	27,000	254,880
Oppenheimer Holdings, Inc.	8,200	251,822
optionsXpress Holdings, Inc.	19,686	363,010
Penson Worldwide, Inc.	110,687	671,870
Piper Jaffray Companies, Inc.	18,117	649,494
Prospect Capital Corporation	190	2,301
SWS Group, Inc.	145,383	886,836
Tortoise Capital Resources Corporation	48	408
TradeStation Group, Inc.	36,800	355,120
Triangle Capital Corporation	13,200	235,752
		16,244,103
Commercial Banks — 4.0%
Alliance Financial Corporation	1,300	41,912
American National Bankshares, Inc.	1,100	25,454
Ameris Bancorp	39,050	388,157
Arrow Financial Corporation	6,000	149,100
BancorpSouth, Inc.	47,770	647,284
BancTrust Financial Group, Inc.	5,150	12,875
Bank of the Ozarks, Inc.	70,650	3,146,045
Boston Private Financial Holdings, Inc.	123,233	861,399
Bridge Bancorp, Inc.	8,031	171,863
Britton & Koontz Capital Corporation	50	638
Capital City Bank Group, Inc.	19,927	223,182
Capitol Bancorp Ltd.	40,199	6,834
Cascade Bancorp	713	6,652
Cascade Financial Corporation	8,266	3,472
CenterState Banks, Inc.	4,914	30,565
Central Pacific Financial Corporation	11,476	173,058
Citizens Holding Company	1,201	24,440
Citizens Republic Bancorp, Inc.	100	92
City Bank	13,668	4,032
City Holding Company	83,583	2,850,180
CoBiz Financial, Inc.	151,239	1,026,913
Columbia Banking Systems, Inc.	4,063	76,628
Community Bank System, Inc.	101,962	2,551,089
Community Trust Bancorp, Inc.	29	821
CVB Financial Corporation	286,288	2,788,445
First BanCorp (North Carolina)	4	56
First BanCorp (Puerto Rico)	344,087	1,716,994
First Bancorp, Inc.	679	10,083
First Busey Corporation	38,025	199,631
First Community Bancshares, Inc.	2,526	37,536
First Financial Bancorporation	2,000	32,960

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Financials — 10.8% (Continued)
Commercial Banks — 4.0% (Continued)
First Financial Bankshares, Inc.	53,797	$2,981,430
First Midwest Bancorp, Inc.	40,100	525,310
FirstMerit Corporation	79,423	1,387,520
FNB Corporation	209,511	2,294,145
Frontier Financial Corporation	10,459	1,464
German American Bancorp, Inc.	200	3,490
Glacier Bancorp, Inc.	19,200	288,576
Great Southern Bancorp, Inc.	16,639	344,427
Green Bankshares, Inc.	34,766	70,575
Hampton Roads Bankshares, Inc.	10,744	158,044
IBERIABANK Corporation	54,300	3,258,543
Independent Bank Corporation (Massachusetts)	94,084	2,757,602
Independent Bank Corporation (Michigan)	20,400	61,200
International Bancshares Corporation	75,608	1,332,213
Investors Bancorp, Inc.	129,086	1,941,453
Lakeland Bancorp, Inc.	26,535	283,659
Macatawa Bank Corporation	50,928	131,904
MainSource Financial Group, Inc.	24,257	233,595
Mercantile Bancorp, Inc.	900	765
Mercantile Bank Corporation	19,216	175,634
Merchants Bancshares, Inc.	2,000	53,800
Metro Bancorp, Inc.	3,500	43,750
Nara Bancorp, Inc.	72,587	713,530
National Bankshares, Inc.	8,820	250,753
National Penn Bancshares, Inc.	126,521	1,038,737
Old Second Bancorp, Inc.	50,984	63,220
Oriental Financial Group, Inc.	36,374	471,407
PAB Bankshares, Inc.	4,809	721
Pacific Mercantile Bancorp	700	3,010
PacWest Bancorp	24,303	558,726
Park National Corporation	35,903	2,480,179
Patriot National Bancorp	994	1,948
Pinnacle Financial Partners, Inc.	3,465	55,683
PremierWest Bancorp, Inc.	14,874	31,087
Princeton National Bancorp, Inc.	600	3,066
Prosperity Bancshares, Inc.	6,400	293,440
Renasant Corporation	65,111	1,092,563
Republic Bancorp, Inc. - Class A	17,323	377,295
S&T Bancorp, Inc.	104,767	2,138,294
S.Y. Bancorp, Inc.	11,684	291,749
Salisbury Bancorp, Inc.	300	7,950
Sandy Spring Bancorp, Inc.	4,758	85,025
SCBT Financial Corporation	9,123	294,126
Security Bank Corporation	32,973	—
Sierra Bancorp	900	10,035
Simmons First National Corporation - Class A	8,662	228,590
Southern Connecticut Bancorp, Inc.	200	890

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Financials — 10.8% (Continued)
Commercial Banks — 4.0% (Continued)
Southside Bancshares, Inc.	40,427	$879,287
Southwest Bancorp, Inc.	11,870	168,317
StellarOne Corporation	189	2,646
Sterling Financial Corporation	122,276	2,156,949
Suffolk Bancorp	23,414	384,224
Superior Bancorp	400	8
SVB Financial Group	37,195	2,248,066
Taylor Capital Group, Inc.	65,817	654,221
TCF Financial Corporation	1,300	20,267
Texas Capital Bancshares, Inc.	53,391	1,377,488
Tompkins Financial Corporation	124	5,052
TowneBank	97,068	1,438,548
Trico Bancshares	10,833	176,686
UMB Financial Corporation	9,587	403,709
United Bankshares, Inc.	81,796	2,139,783
United Security Bancshares	2,963	9,778
United Security Bancshares, Inc.	18	129
Valley National Bancorp	22,500	322,200
VIST Financial Corporation	200	1,528
Washington Banking Company	13,434	187,942
Washington Trust Bancorp, Inc.	4,853	113,706
Webster Financial Corporation	3,428	73,771
Westamerica Bancorporation	13,836	702,730
Western Alliance Bancorporation	332,045	2,746,012
Wilshire Bancorp, Inc.	154,009	616,036
Wintrust Financial Corporation	45,113	1,519,857
Zions Bancorporation	100	2,445
		64,380,898
Consumer Finance — 0.4%
Cash America International, Inc.	35,410	1,680,205
CompuCredit Holdings Corporation	112,296	478,381
First Marblehead Corporation (The)	40,882	87,896
Green Dot Corporation - Class A	19,117	825,090
World Acceptance Corporation	58,357	3,965,358
		7,036,930
Diversified Financial Services — 0.5%
CBOE Holdings, Inc.	2,200	59,004
Life Partners Holdings, Inc.	601,633	4,217,447
PHH Corporation	149,300	3,203,978
		7,480,429
Insurance — 1.1%
Allied World Assurance Company Holdings Ltd.	13,992	909,060
Ambac Financial Group, Inc.	89,956	12,432
American Equity Investment Life Holding Company	28,816	370,574
American International Group, Inc.	1,800	56,070
AmTrust Financial Services, Inc.	7,071	136,470
Argo Group International Holdings Ltd.	3,158	99,193

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Financials — 10.8% (Continued)
Insurance — 1.1% (Continued)
Arthur J. Gallagher & Company	9,500	$282,910
eHealth, Inc.	323,332	4,397,315
Gerova Financial Group Ltd. (a)	9,506	25,096
Hilltop Holdings, Inc.	154,307	1,496,778
MBIA, Inc.	194,540	2,007,653
National Financial Partners Corporation	109,824	1,767,068
Old Republic International Corporation	169,340	2,145,538
Phoenix Companies, Inc. (The)	73,139	196,744
Primerica, Inc.	6,800	157,216
RLI Corporation	12,830	760,049
Stewart Information Services Corporation	136,875	1,387,912
Tower Group, Inc.	76,070	1,739,721
		17,947,799
Real Estate Investment Trusts (REIT) — 2.9%
Agree Realty Corporation	44,619	1,043,639
Apollo Commercial Real Estate Finance, Inc.	18,089	295,574
Arbor Realty Trust, Inc.	1,300	6,838
ARMOUR Residential REIT, Inc.	459,663	3,415,296
Ashford Hospitality Trust, Inc.	64,014	798,255
BRE Properties, Inc.	300	15,216
Capital Trust, Inc. - Class A	56,167	283,082
Chimera Investment Corporation	200	810
Colonial Properties Trust	315,100	6,667,516
Cousins Properties, Inc.	96	864
Douglas Emmett, Inc.	347,957	7,240,985
Duke Realty Corporation	81,100	1,236,775
DuPont Fabros Technology, Inc.	47,000	1,149,620
Entertainment Properties Trust	6,000	285,660
Extra Space Storage, Inc.	112,359	2,432,572
First Potomac Realty Trust	1,200	19,476
Franklin Street Properties Corporation	56,400	797,496
Glimcher Realty Trust	20,856	199,175
Inland Real Estate Corporation	80	782
Investors Real Estate Trust	79,090	744,237
iStar Financial, Inc.	281,183	2,704,981
Lexington Realty Trust	905,794	9,039,824
Liberty Property Trust	98,901	3,478,348
National Health Investors, Inc.	600	29,178
National Retail Properties, Inc.	26,400	695,376
Parkway Properties, Inc.	40,239	721,485
Pennsylvania Real Estate Investment Trust	39,903	630,068
Ramco-Gershenson Properties Trust	118,758	1,530,791
Sun Communities, Inc.	18,905	727,464
Sunstone Hotel Investors, Inc.	149,692	1,565,778
Transcontinental Realty Investors, Inc.	67	213
Whitestone REIT	1,000	13,900
		47,771,274

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Financials — 10.8% (Continued)
Real Estate Management & Development — 0.6%
China Housing & Land Development, Inc.	152,438	$336,888
Consolidated-Tomoka Land Company	1,757	54,344
Maui Land & Pineapple Company, Inc.	800	4,208
MI Developments, Inc. - Class A	400	12,260
St. Joe Company (The)	335,577	8,765,271
		9,172,971
Thrifts & Mortgage Finance — 0.3%
Anchor BanCorp Wisconsin, Inc.	35,400	29,378
BankAtlantic Bancorp, Inc.	383,933	349,110
Berkshire Hills Bancorporation, Inc.	45,544	1,015,631
BofI Holding, Inc.	20,609	346,231
Brooklyn Federal Bancorp, Inc.	4,015	2,208
Clifton Savings Bancorp, Inc.	4,857	55,661
Dime Community Bancshares, Inc.	8,475	131,024
ESB Financial Corporation	212	3,598
ESSA Bancorp, Inc.	7	88
Federal Agricultural Mortgage Corporation - Class C	80,516	1,525,778
First Federal Bancshares of Arkansas, Inc.	5,100	14,790
First Financial Holdings, Inc.	753	8,268
FirstFed Financial Corporation	23,697	356
Guaranty Financial Group, Inc.	62,759	345
Home Federal Bancorp, Inc.	10	122
Impac Mortgage Holdings, Inc.	148	520
NASB Financial, Inc.	2,838	43,790
PMI Group, Inc. (The)	7	15
Provident Financial Services, Inc.	19,172	278,377
Radian Group, Inc.	24,200	143,506
Territorial Bancorp, Inc.	300	6,021
TFS Financial Corporation	5,311	57,784
Tree.com, Inc.	1,400	7,448
Triad Guaranty, Inc.	9,250	3,145
TrustCo Bank Corporation	249,099	1,494,594
Westfield Financial, Inc.	100	908
		5,518,696
Health Care — 10.2%
Biotechnology — 4.5%
Aastrom Biosciences, Inc.	314,649	852,699
Accentia Biopharmaceuticals, Inc.	1,600	864
Acorda Therapeutics, Inc.	122,609	3,437,956
ADVENTRX Pharmaceuticals, Inc.	64,378	166,739
AEterna Zentaris, Inc.	39,589	93,826
Alkermes, Inc.	12	173
Alnylam Pharmaceuticals, Inc.	49,479	507,655
AMAG Pharmaceuticals, Inc.	19,700	374,300
Amicus Therapeutics, Inc.	7	50
Amylin Pharmaceuticals, Inc.	446,066	5,932,678
Anadys Pharmaceuticals, Inc.	4,000	4,880

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Health Care — 10.2% (Continued)
Biotechnology — 4.5% (Continued)
ARCA biopharma, Inc.	725	$1,370
Ardea Biosciences, Inc.	73,557	2,085,341
Arena Pharmaceuticals, Inc.	887,860	1,243,004
AspenBio Pharma, Inc.	1,716	1,174
AVI BioPharma, Inc.	81	146
BioCryst Pharmaceuticals, Inc.	237,613	923,126
BioMarin Pharmaceutical, Inc.	41,564	1,117,656
BioMimetic Therapeutics, Inc.	116,803	1,573,336
BioSante Pharmaceuticals, Inc.	641,186	1,493,963
BioSpecifics Technologies Corporation	584	14,162
BioTime, Inc.	390,839	2,778,865
Cardium Therapeutics, Inc.	100	34
Cell Therapeutics, Inc.	1,133,061	380,708
CEL-SCI Corporation	547,321	376,010
Celsion Corporation	93,612	293,006
Cepheid	5,694	183,973
China Biologic Products, Inc.	60,170	842,982
Cleveland BioLabs, Inc.	258,829	2,026,631
Cyclacel Pharmaceuticals, Inc.	2,747	3,956
Cytori Therapeutics, Inc.	196,703	1,477,240
CytRx Corporation	1,179	1,063
DARA BioSciences, Inc.	47,854	138,298
EntreMed, Inc.	54	261
Enzon Pharmaceuticals, Inc.	86,627	994,478
EpiCept Corporation	103,015	67,990
Exact Sciences Corporation	394,637	3,161,042
Exelixis, Inc.	7,806	95,702
Genomic Health, Inc.	25,914	707,452
Geron Corporation	120,311	577,493
GTx, Inc.	131,559	560,441
Hemispherx Biopharma, Inc.	192,180	96,090
Human Genome Sciences, Inc.	37,686	1,110,606
iBio, Inc.	67,589	192,629
Idenix Pharmaceuticals, Inc.	62	315
Incyte Corporation	43,339	800,905
Infinity Pharmaceuticals, Inc.	700	4,186
Inovio Pharmaceuticals, Inc.	5,700	5,424
Insmed, Inc.	488	4,255
Introgen Therapeutics, Inc.	45,612	68
Isis Pharmaceuticals, Inc.	25,700	241,066
Keryx Biopharmaceuticals, Inc.	508,725	2,691,155
MannKind Corporation	969,630	4,227,587
Marina Biotech, Inc.	513,222	302,904
MediciNova, Inc.	53,422	138,363
Metabolix, Inc.	416,834	3,368,019
Momenta Pharmaceuticals, Inc.	188,444	3,555,938
Nanosphere, Inc.	117	347

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Health Care — 10.2% (Continued)
Biotechnology — 4.5% (Continued)
Neuralstem, Inc.	162,437	$290,762
Neurocrine Biosciences, Inc.	193,188	1,485,616
NeurogesX, Inc.	52,780	178,924
Nymox Pharmaceutical Corporation	43,473	329,960
Oncolytics Biotech, Inc.	88,705	541,100
Oncothyreon, Inc.	103,909	470,708
Opexa Therapeutics, Inc.	125,663	226,193
Orexigen Therapeutics, Inc.	503,821	1,576,960
Osiris Therapeutics, Inc.	48,725	345,460
PDL BioPharma, Inc.	199,806	1,282,755
Pharmacyclics, Inc.	72,093	477,977
Pharmasset, Inc.	16,116	1,635,290
PharmAthene, Inc.	137,771	515,264
Pluristem Therapeutics, Inc.	14,300	38,467
Poniard Pharmaceuticals, Inc.	1,300	468
PROLOR Biotech, Inc.	75,304	390,075
Rexahn Pharmaceuticals, Inc.	7,128	8,696
Rosetta Genomics Ltd.	4,400	1,760
RXi Pharmaceuticals Corporation	166,678	155,011
Sangamo Biosciences, Inc.	279,637	2,007,794
Savient Pharmaceuticals, Inc.	226,384	2,628,318
SciClone Pharmaceuticals, Inc.	334,681	1,475,943
Seattle Genetics, Inc.	89,400	1,484,934
SIGA Technologies, Inc.	214,941	2,951,140
StemCells, Inc.	659	554
Theravance, Inc.	24,273	673,576
Threshold Pharmaceuticals, Inc.	149,667	309,811
Transcept Pharmaceuticals, Inc.	700	7,035
Vanda Pharmaceuticals, Inc.	11,696	94,153
XOMA Ltd.	1,100	3,278
ZIOPHARM Oncology, Inc.	51	386
		72,820,948
Health Care Equipment & Supplies — 2.9%
Abaxis, Inc.	16,480	478,744
Analogic Corporation	3,100	178,777
Angiotech Pharmaceuticals, Inc.	1,331	25
Antares Pharma, Inc.	13,625	25,342
BSD Medical Corporation	1,244,032	5,112,972
Conceptus, Inc.	118,411	1,827,082
CONMED Corporation	25,051	703,432
Cooper Companies, Inc. (The)	4,900	367,010
Cutera, Inc.	2,100	18,564
Delcath Systems, Inc.	560,838	3,965,125
Exactech, Inc.	8	143
Gen-Probe, Inc.	2,800	232,176
Greatbatch, Inc.	110,705	2,996,784
HeartWare International, Inc.	17,234	1,285,829

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Health Care — 10.2% (Continued)
Health Care Equipment & Supplies — 2.9% (Continued)
ICU Medical, Inc.	67,936	$3,064,593
Insulet Corporation	116,218	2,497,525
Invacare Corporation	18,437	606,577
Kensey Nash Corporation	72,644	1,796,486
Kinetic Concepts, Inc.	510	30,105
Masimo Corporation	5,700	198,303
MELA Sciences, Inc.	1,148,750	4,261,863
Meridian Bioscience, Inc.	47,762	1,180,199
Neogen Corporation	1,500	62,850
Neoprobe Corporation	283,215	1,373,593
NuVasive, Inc.	58,100	1,794,709
NxStage Medical, Inc.	52,733	1,299,341
Quidel Corporation	282,982	3,755,171
Rockwell Medical Technologies, Inc.	32,488	333,652
Shamir Optical Industry Ltd.	200	2,760
Stereotaxis, Inc.	534,592	2,079,563
STERIS Corporation	12,753	459,618
Thoratec Corporation	120,037	3,685,136
Unilife Corporation	102,665	571,844
Uroplasty, Inc.	17,600	120,736
Vascular Solutions, Inc.	1,418	18,122
West Pharmaceutical Services, Inc.	5,700	269,268
Winner Medical Group, Inc.	7,553	38,143
World Heart Corporation	1,600	1,888
		46,694,050
Health Care Providers & Services — 0.5%
Air Methods Corporation	7,247	490,042
Allied Healthcare International, Inc.	99	258
Amedisys, Inc.	66,246	2,207,317
AMN Healthcare Services, Inc.	64,653	557,955
Bio-Reference Laboratories, Inc.	86,503	2,180,741
BioScrip, Inc.	86,390	398,258
Chemed Corporation	24,030	1,673,209
Emeritus Corporation	4,925	120,712
ExamWorks Group, Inc.	10,781	239,338
Healthways, Inc.	13,631	230,637
IPC The Hospitalist Company, Inc.	200	10,372
LCA-Vision, Inc.	800	5,392
MWI Veterinary Supply, Inc.	51	4,242
PSS World Medical, Inc.	9,600	276,096
VCA Antech, Inc.	49	1,205
		8,395,774
Health Care Technology — 0.0%
athenahealth, Inc.	10,580	489,113
iCad, Inc.	400	488
Medidata Solutions, Inc.	6,921	177,662
Quality Systems, Inc.	3,057	274,274
		941,537

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Health Care — 10.2% (Continued)
Life Sciences Tools & Services — 0.4%
Albany Molecular Research, Inc.	459	$2,244
Apricus Biosciences, Inc.	80,397	451,027
Arrowhead Research Corporation	119,992	74,395
Bioanalytical Systems, Inc.	100	259
Compugen Ltd.	4,075	19,438
eResearchTechnology, Inc.	53,384	339,522
Furiex Pharmaceuticals, Inc.	834	12,368
Pacific Biosciences of California, Inc.	53,350	653,004
Parexel International Corporation	8,100	224,856
PURE Bioscience	184,651	241,893
QIAGEN N.V.	178,772	3,820,358
Radient Pharmaceuticals Corporation	204,395	85,846
		5,925,210
Pharmaceuticals — 1.9%
Acura Pharmaceuticals, Inc.	77,944	365,557
Adeona Pharmaceuticals, Inc.	41,403	42,231
Akorn, Inc.	313,987	2,078,594
Aoxing Pharmaceutical Company, Inc.	10,556	20,584
Auxilium Pharmaceuticals, Inc.	107,518	2,619,138
AVANIR Pharmaceuticals, Inc. - Class A	1,493,151	6,525,070
Biodel, Inc.	292,188	645,735
Biostar Pharmaceuticals, Inc.	7,886	13,091
Cadence Pharmaceuticals, Inc.	667,624	5,661,452
Cumberland Pharmaceuticals, Inc.	1,300	6,552
DepoMed, Inc.	70,195	619,822
Generex Biotechnology Corporation	162,100	36,310
Intellipharmaceutics International, Inc.	99	430
K-V Pharmaceutical Company - Class A	212,698	835,903
Lannett Company, Inc.	22,649	130,685
MAP Pharmaceuticals, Inc.	197	3,038
NeoStem, Inc.	236,787	468,838
Obagi Medical Products, Inc.	4,500	57,735
Oculus Innovative Sciences, Inc.	72,761	141,884
POZEN, Inc.	75,076	468,474
Raptor Pharmaceutical Corporation	150,968	496,685
Repros Therapeutics, Inc.	33,629	191,349
Salix Pharmaceuticals Ltd.	87,000	3,418,230
Somaxon Pharmaceuticals, Inc.	668,330	1,804,491
VIVUS, Inc.	158,867	1,235,985
XenoPort, Inc.	348,494	2,850,681
		30,738,544
Industrials — 7.1%
Aerospace & Defense — 0.4%
AAR Corporation	4,700	122,388
Arotech Corporation	1,900	2,280
Ascent Solar Technologies, Inc.	169,486	272,873
Astronics Corporation	6,931	180,206

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Industrials — 7.1% (Continued)
Aerospace & Defense — 0.4% (Continued)
GenCorp, Inc.	102,112	$666,791
HEICO Corporation	55,424	2,669,220
Ladish Company, Inc.	4,106	232,810
National Presto Industries, Inc.	5,307	589,236
Orbital Sciences Corporation	24,085	453,521
Taser International, Inc.	103,778	462,850
Triumph Group, Inc.	3,320	285,918
		5,938,093
Air Freight & Logistics — 0.1%
Pacer International, Inc.	420,787	2,520,514

Airlines — 0.2%
AirTran Holdings, Inc.	63	473
Allegiant Travel Company	43,635	1,957,903
Hawaiian Holdings, Inc.	313	1,831
LAN Airlines, S.A. - ADR	25,180	703,529
US Airways Group, Inc.	58	527
		2,664,263
Building Products — 0.7%
AAON, Inc.	81,043	2,662,263
American Woodmark Corporation	11,398	231,493
Ameron International Corporation	24,381	1,714,959
Apogee Enterprises, Inc.	33,930	484,520
Builders FirstSource, Inc.	89,254	236,523
Griffon Corporation	43,414	553,094
Insteel Industries, Inc.	14,905	222,532
Lennox International, Inc.	31,172	1,515,271
Trex Company, Inc.	90,932	2,917,099
Universal Forest Products, Inc.	11,300	364,877
USG Corporation	50,300	775,626
		11,678,257
Commercial Services & Supplies — 0.8%
Consolidated Graphics, Inc.	1,600	89,840
Courier Corporation	400	5,480
EnergySolutions, Inc.	68,260	385,669
Fuel Tech, Inc.	3,100	25,141
G&K Services, Inc.	742	24,560
Geo Group, Inc. (The)	80,300	2,142,404
Herman Miller, Inc.	6,400	166,528
HNI Corporation	37,100	1,020,992
Industrial Services of America, Inc.	32,437	386,000
InnerWorkings, Inc.	186,314	1,671,237
Interface, Inc.	213,779	3,984,841
Kimball International, Inc.	88	658
Mine Safety Appliances Company	18	714
Mobile Mini, Inc.	150,834	3,757,275
RINO International Corporation	81,543	71,758

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Industrials — 7.1% (Continued)
Commercial Services & Supplies — 0.8% (Continued)
Swisher Hygiene, Inc.	18,801	$164,885
Team, Inc.	2,175	54,266
		13,952,248
Construction & Engineering — 0.4%
AECOM Technology Corporation	43	1,172
Comfort Systems USA, Inc.	57	696
Dycom Industries, Inc.	74,123	1,101,468
Granite Construction, Inc.	109,724	2,982,298
India Globalization Capital, Inc.	19,850	11,867
Insituform Technologies, Inc. - Class A	58,619	1,483,647
Northwest Pipe Company	6,880	165,533
Orion Marine Group, Inc.	41,804	431,835
Shaw Group, Inc. (The)	1,400	54,460
Sterling Construction Company, Inc.	5	75
		6,233,051
Electrical Equipment — 1.1%
Acuity Brands, Inc.	2,900	170,520
Advanced Battery Technologies, Inc.	2,200	3,784
Altair Nanotechnologies, Inc.	216,802	307,859
American Superconductor Corporation	64,200	760,770
Beacon Power Corporation	49,194	83,138
Capstone Turbine Corporation	508,558	991,688
China BAK Battery, Inc.	351,516	551,880
China Electric Motor, Inc. (a)	1,771	2,568
China Technology Development Group Corporation	2,500	5,000
Digital Power Corporation	1,677	2,851
Encore Wire Corporation	90,223	2,518,124
Ener1, Inc.	750,372	1,898,441
Fushi Copperweld, Inc.	285,903	2,301,519
Global Power Equipment Group, Inc.	20	565
Harbin Electric, Inc.	166,426	3,115,495
Hoku Corporation	182,692	372,692
Hydrogenics Corporation	3,215	17,490
Lihua International, Inc.	133,750	1,076,687
Medis Technologies Ltd.	22,419	417
Ocean Power Technologies, Inc.	52,621	256,264
Polypore International, Inc.	4,300	265,611
PowerSecure International, Inc.	11,997	94,176
Satcon Technology Corporation	41,703	133,867
Valence Technology, Inc.	407,982	554,856
Valpey-Fisher Corporation	100	312
Vicor Corporation	58,305	974,277
Westinghouse Solar, Inc.	13,775	29,065
Woodward, Inc.	27,521	1,019,653
		17,509,569

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Industrials — 7.1% (Continued)
Machinery — 1.7%
Actuant Corporation - Class A	10,492	$291,258
Albany International Corporation - Class A	39,115	990,001
Art's-Way Manufacturing Company, Inc.	3,374	29,050
Badger Meter, Inc.	62,723	2,377,829
Blount International, Inc.	15,320	254,312
Briggs & Stratton Corporation	153,253	3,615,238
China Fire & Security Group, Inc.	86,668	602,343
China Valves Technology, Inc.	346,430	1,392,649
China Wind Systems, Inc.	78,698	188,875
CLARCOR, Inc.	43,800	1,979,322
Commercial Vehicle Group, Inc.	11,520	198,835
Energy Recovery, Inc.	2,060	6,365
EnPro Industries, Inc.	27,330	1,095,386
Federal Signal Corporation	10	67
Flow International Corporation	65,658	282,986
FreightCar America, Inc.	50,370	1,510,093
Greenbrier Companies, Inc.	70,800	1,916,556
IDEX Corporation	26	1,220
Lindsay Corporation	32,483	2,381,653
Manitex International, Inc.	1,800	10,638
Meritor, Inc.	2,098	36,107
Middleby Corporation (The)	23,105	2,071,825
PMFG, Inc.	11,400	261,288
Robbins & Myers, Inc.	36,900	1,604,043
Shengkai Innovations, Inc.	4,579	15,111
Tecumseh Products Company - Class A	11,600	118,784
Tennant Company	10,687	438,381
Titan International, Inc.	56,610	1,748,683
Toro Company (The)	15,727	1,068,021
Wabash National Corporation	47,800	527,234
Watts Water Technologies, Inc. - Class A	2,794	108,128
Xerium Technologies, Inc.	17,037	392,873
		27,515,154
Marine — 0.2%
Eagle Bulk Shipping, Inc.	12,100	41,503
Horizon Lines, Inc.	220,592	390,448
Kirby Corporation	49,955	2,836,445
Star Bulk Carriers Corporation	108,837	255,767
		3,524,163
Professional Services — 0.8%
CBIZ, Inc.	683,206	5,007,900
Corporate Executive Board Company (The)	531	21,161
CoStar Group, Inc.	56,563	3,847,415
Franklin Covey Company	500	4,610
FTI Consulting, Inc.	30,738	1,226,446
Hill International, Inc.	14,072	71,345
Hudson Highland Group, Inc.	23,577	142,169
Innovaro, Inc.	8,192	23,347

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Industrials — 7.1% (Continued)
Professional Services — 0.8% (Continued)
Korn/Ferry International	73	$1,512
Lightbridge Corporation	34,547	174,463
School Specialty, Inc.	127,030	1,881,314
Thomas Group, Inc.	900	936
Towers Watson & Company - Class A	1,200	68,832
Verisk Analytics, Inc. - Class A	100	3,290
Volt Information Sciences, Inc.	100	1,075
		12,475,815
Road & Rail — 0.3%
Arkansas Best Corporation	26,626	612,664
Con-Way, Inc.	5,100	198,492
Genesee & Wyoming, Inc.	4,609	285,666
Heartland Express, Inc.	103,239	1,780,873
Werner Enterprises, Inc.	100	2,617
YRC Worldwide, Inc.	818,966	1,621,552
		4,501,864
Trading Companies & Distributors — 0.4%
BlueLinx Holdings, Inc.	155	561
China Armco Metals, Inc.	125,701	302,939
GATX Corporation	61,207	2,587,220
Houston Wire & Cable Company	82,744	1,389,272
MSC Industrial Direct Company, Inc.	2,600	186,134
Watsco, Inc.	1,800	127,602
WESCO International, Inc.	40,796	2,527,312
		7,121,040
Information Technology — 11.4%
Communications Equipment — 1.5%
ADTRAN, Inc.	800	33,016
Arris Group, Inc.	37,900	454,800
Aruba Networks, Inc.	4,000	143,720
AudioCodes Ltd.	16,753	103,366
Bel Fuse, Inc. - Class B	13	262
BigBand Networks, Inc.	5,826	14,914
CIENA Corporation	89,700	2,533,128
Comtech Telecommunications Corporation	7,800	220,740
DG FastChannel, Inc.	48,681	1,781,238
Digi International, Inc.	39,609	467,782
Emulex Corporation	6,616	64,109
Finisar Corporation	227,700	6,396,093
InterDigital, Inc.	52,027	2,408,330
KVH Industries, Inc.	38,120	499,372
Meru Networks, Inc.	88,060	1,533,125
Network Equipment Technologies, Inc.	6,653	22,421
Oclaro, Inc.	33,100	371,216
Plantronics, Inc.	100	3,707
Powerwave Technologies, Inc.	610,210	2,788,660
Qiao Xing Mobile Communication Company Ltd.	2,900	7,975

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Information Technology — 11.4% (Continued)
Communications Equipment — 1.5% (Continued)
RIT Technologies Ltd.	1,000	$5,400
SeaChange International, Inc.	4,923	52,725
Sycamore Networks, Inc.	16,040	392,980
Symmetricom, Inc.	308	1,879
Telestone Technologies Corporation	623,167	3,957,110
ViaSat, Inc.	8,290	330,937
Zoom Technologies, Inc.	70,638	259,241
ZST Digital Networks, Inc.	96,440	283,534
		25,131,780
Computers & Peripherals — 1.1%
Avid Technology, Inc.	172,067	3,197,005
Cray, Inc.	119,491	802,979
Hauppauge Digital, Inc.	73,138	155,052
iGo, Inc.	54,147	159,734
Imation Corporation	139,306	1,430,673
Immersion Corporation	21,838	158,107
Intevac, Inc.	37,403	457,439
Lexmark International, Inc. - Class A	1,600	51,600
Novatel Wireless, Inc.	188,452	1,168,402
OCZ Technology Group, Inc.	83,600	686,356
SMART Technologies, Inc. - Class A	106,389	1,059,634
STEC, Inc.	99,800	2,087,816
Stratasys, Inc.	35,912	1,933,861
Synaptics, Inc.	137,380	3,904,340
USA Technologies, Inc.	21,000	63,840
		17,316,838
Electronic Equipment, Instruments & Components — 1.0%
Anixter International, Inc.	3,700	278,018
Checkpoint Systems, Inc.	34,046	717,009
China Security & Surveillance Technology, Inc.	71,702	385,757
Clearfield, Inc.	100	589
Comverge, Inc.	18,740	72,336
CTS Corporation	72,883	800,984
Daktronics, Inc.	103,461	1,110,137
Digital Ally, Inc.	4,700	6,580
Document Security Systems, Inc.	700	2,261
DTS, Inc.	15,457	681,035
Echelon Corporation	97,222	924,581
Electro Rent Corporation	6	94
Funtalk China Holdings Ltd.	7,764	49,690
Gerber Scientific, Inc.	17,000	162,520
Hollysys Automation Technologies Ltd.	29,318	352,109
L-1 Identity Solutions, Inc.	149,164	1,749,694
Maxwell Technologies, Inc.	56,084	999,978
Microvision, Inc.	738,389	1,151,887
MTS Systems Corporation	13,230	585,692
Nam Tai Electronics, Inc.	60,983	374,436
OSI Systems, Inc.	1,396	53,592

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Information Technology — 11.4% (Continued)
Electronic Equipment, Instruments & Components — 1.0% (Continued)
Pinnacle Data Systems, Inc.	100	$127
Plexus Corporation	19,948	727,902
Power-One, Inc.	20	165
Pulse Electronics Corporation	96,855	579,193
RadiSys Corporation	70,459	620,744
Research Frontiers, Inc.	80,063	469,970
ScanSource, Inc.	52	1,860
SMTC Corporation	187	490
Superconductor Technologies, Inc.	104,200	298,012
SYNNEX Corporation	2,100	70,413
Universal Display Corporation	43,373	2,382,913
		15,610,768
Internet Software & Services — 1.9%
Ancestry.com, Inc.	500	22,850
AOL, Inc.	15,400	313,852
Autobytel, Inc.	4,400	6,380
comScore, Inc.	65,742	1,959,769
Constant Contact, Inc.	131,441	3,642,230
DealerTrack Holdings, Inc.	27	606
Demand Media, Inc.	30,400	503,728
Digital River, Inc.	3,800	123,652
HSW International, Inc.	1,100	4,829
j2 Global Communications, Inc.	63,037	1,857,070
KIT digital, Inc.	281,656	3,241,861
Limelight Networks, Inc.	112,100	714,077
Local.com Corporation	192,689	936,469
LogMeIn, Inc.	28,467	1,226,074
ModusLink Global Solutions, Inc.	99,476	521,254
Monster Worldwide, Inc.	166,336	2,729,574
OpenTable, Inc.	2,651	295,030
Openwave Systems, Inc.	9,856	20,698
Perficient, Inc.	16,269	203,200
Quepasa Corporation	20,082	171,299
QuinStreet, Inc.	87,790	1,587,243
RealNetworks, Inc.	44,314	163,962
RightNow Technologies, Inc.	30,864	1,116,659
SAVVIS, Inc.	2,748	108,161
Stamps.com, Inc.	21,038	284,434
Support.com, Inc.	80,808	463,030
TechTarget, Inc.	110	950
Travelzoo, Inc.	68,700	5,626,530
ValueClick, Inc.	20,200	338,350
Vistaprint N.V.	40,968	2,228,659
Vocus, Inc.	100	2,963
Youku.com, Inc. - ADR	7,800	461,136
Zix Corporation	166	548
		30,877,127

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Information Technology — 11.4% (Continued)
IT Services — 0.3%
CACI International, Inc.	20,400	$1,246,644
Cass Information Systems, Inc.	2,138	85,349
China Information Technology, Inc.	10	26
Computer Task Group, Inc.	4,700	69,795
CSG Systems International, Inc.	18,640	395,914
DJSP Enterprises, Inc.	15,586	1,091
eLoyalty Corporation	1,825	12,629
Euronet Worldwide, Inc.	98,420	1,845,375
ExlService Holdings, Inc.	13,597	281,730
Integral Systems, Inc.	54,757	683,915
Stream Global Services, Inc.	1,009	3,289
VeriFone Systems, Inc.	500	27,410
Virtusa Corporation	3,197	59,656
Wright Express Corporation	43	2,422
Zanett, Inc.	12,650	13,409
		4,728,654
Semiconductors & Semiconductor Equipment — 3.3%
Advanced Analogic Technologies, Inc.	53,138	226,368
Aixtron SE - ADR	9,500	403,275
Amtech Systems, Inc.	60,217	1,377,765
Applied Micro Circuits Corporation	125,009	1,310,094
Atheros Communications, Inc.	73	3,275
AXT, Inc.	36,084	252,227
Cabot Microelectronics Corporation	69,646	3,402,207
Camtek Ltd.	38,160	143,673
Canadian Solar, Inc.	500	5,395
CEVA, Inc.	49,302	1,507,655
ChipMOS TECHNOLOGIES (Bermuda) LTD.	400	3,208
DayStar Technologies, Inc.	62,667	50,134
Energy Conversion Devices, Inc.	352,024	704,048
Entropic Communications, Inc.	176,209	1,543,591
Evergreen Solar, Inc.	64,891	94,092
Exar Corporation	103	629
FormFactor, Inc.	113,564	1,177,659
FSI International, Inc.	477,961	2,198,621
GT Solar International, Inc.	14,800	165,316
Ikanos Communications, Inc.	1,300	1,638
Integrated Silicon Solution, Inc.	15,399	148,754
Kopin Corporation	897,820	4,318,514
Lattice Semiconductor Corporation	50,500	342,895
MEMC Electronic Materials, Inc.	16,200	191,646
Microsemi Corporation	16,157	381,305
Mindspeed Technologies, Inc.	48,765	439,860
Monolithic Power Systems, Inc.	26,200	444,876
MoSys, Inc.	64,593	399,831
Pericom Semiconductor Corporation	4,311	39,187
PLX Technology, Inc.	246,740	846,318

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Information Technology — 11.4% (Continued)
Semiconductors & Semiconductor Equipment — 3.3% (Continued)
Power Integrations, Inc.	109,795	$4,429,130
QuickLogic Corporation	152,485	568,769
RF Micro Devices, Inc.	121,697	810,502
Rubicon Technology, Inc.	571,574	16,295,575
Sigma Designs, Inc.	40,656	518,771
Silicon Image, Inc.	186,635	1,552,803
Silicon Laboratories, Inc.	27,011	1,177,139
Standard Microsystems Corporation	15,826	429,676
SunPower Corporation - Class A	25,400	552,958
Supertex, Inc.	67	1,447
Tower Semiconductor Ltd.	13,000	17,680
Ultra Clean Holdings, Inc.	19,900	228,651
UltraTech, Inc.	6,375	199,601
Veeco Instruments, Inc.	46,692	2,387,362
Zoran Corporation	152,790	1,599,711
		52,893,831
Software — 2.3%
Advent Software, Inc.	65,405	1,780,978
Ariba, Inc.	6,235	216,791
Astea International, Inc.	100	531
Blackbaud, Inc.	14,775	408,676
Blackboard, Inc.	11,670	561,444
China CGame, Inc.	12,695	19,677
China TransInfo Technology Corporation	66,496	321,841
CommVault Systems, Inc.	200	7,878
Concur Technologies, Inc.	43,906	2,540,840
CyberDefender Corporation	1,800	3,240
Digimarc Corporation	543	14,656
Ebix, Inc.	31,310	715,433
EPIQ Systems, Inc.	48,044	683,666
ePlus, Inc.	400	11,060
Fair Isaac Corporation	91,617	2,737,516
FalconStor Software, Inc.	3,902	16,622
Fortinet, Inc.	2,700	131,490
Fundtech Ltd.	100	1,768
Glu Mobile, Inc.	38,500	152,845
Magic Software Enterprises Ltd.	416,536	2,707,484
MIND C.T.I. Ltd.	2,900	10,034
NetSuite, Inc.	58,476	2,023,854
Pegasystems, Inc.	59,335	2,203,109
RealD, Inc.	20,129	585,351
Rosetta Stone, Inc.	108,325	1,525,216
S1 Corporation	800	5,496
Shanda Interactive Entertainment Ltd.	10,500	507,990
SolarWinds, Inc.	1,100	26,653
Sourcefire, Inc.	43,658	1,162,176
SRS Labs, Inc.	11,472	93,497

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Information Technology — 11.4% (Continued)
Software — 2.3% (Continued)
Taleo Corporation - Class A	10	$363
TeleCommunication Systems, Inc.	36,281	167,255
THQ, Inc.	24,086	97,307
TIBCO Software, Inc.	1,100	32,989
TigerLogic Corporation	500	2,260
TiVo, Inc.	30,108	288,134
Tyler Technologies, Inc.	152,859	3,789,375
Ultimate Software Group, Inc. (The)	27,300	1,528,800
VirnetX Holding Corporation	265,808	6,738,233
Wave Systems Corporation - Class A	707,342	2,256,421
Websense, Inc.	64,311	1,658,581
		37,737,530
Materials — 4.3%
Chemicals — 2.3%
ADA-ES, Inc.	29,451	349,289
American Vanguard Corporation	88,300	787,636
Ampal-American Israel Corporation - Class A	2,099	2,897
Balchem Corporation	19,963	792,331
Calgon Carbon Corporation	123,700	2,122,692
Cereplast, Inc.	81,450	390,145
China Agritech, Inc. (a)	178,314	557,231
China Green Agriculture, Inc.	458,590	3,228,474
Converted Organics, Inc.	21,976	4,661
Ferro Corporation	43,000	645,000
Flotek Industries, Inc.	275,423	2,638,552
Hawkins, Inc.	51,251	2,410,847
Intrepid Potash, Inc.	4,896	167,737
Kraton Performance Polymers, Inc.	2,000	92,320
OM Group, Inc.	44,999	1,630,764
Senomyx, Inc.	216,199	1,314,490
ShengdaTech, Inc. (a)	32,215	57,343
Stepan Company	38,458	2,767,822
STR Holdings, Inc.	183,920	3,029,162
W.R. Grace & Company	26,400	1,197,504
Yongye International, Inc.	117,995	618,294
ZAGG, Inc.	874,085	7,761,875
Zep, Inc.	14,772	280,668
Zoltek Companies, Inc.	291,042	3,739,890
		36,587,624
Construction Materials — 0.3%
Eagle Materials, Inc.	73,381	2,134,653
Texas Industries, Inc.	83,328	3,513,942
		5,648,595
Containers & Packaging — 0.1%
AEP Industries, Inc.	1,691	51,288
Boise, Inc.	141,250	1,387,075
Rock-Tenn Company - Class A	3,916	270,478
		1,708,841

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Materials — 4.3% (Continued)
Metals & Mining — 1.4%
AK Steel Holding Corporation	123,050	$1,999,563
AMCOL International Corporation	55,538	2,067,124
Anooraq Resources Corporation	4,500	4,275
China Direct Industries, Inc.	34,005	44,207
China Natural Resources, Inc.	4,312	58,557
China Precision Steel, Inc.	291,275	460,215
China Shen Zhou Mining & Resources, Inc.	305,352	1,456,529
Crosshair Exploration & Mining Corporation	177,926	151,237
Endeavour Silver Corporation	25,000	287,250
General Steel Holdings, Inc.	891	2,014
Gold Reserve, Inc.	9,700	17,169
Gold Resource Corporation	88	2,653
Great Basin Gold Ltd.	83,385	221,804
Great Northern Iron Ore Properties	6,110	630,552
Great Panther Silver Ltd.	510	1,846
Hecla Mining Company	41,500	390,515
Ivanhoe Mines Ltd.	105	2,759
Jaguar Mining, Inc.	73,885	413,017
Kaiser Aluminum Corporation	42	2,105
Mesabi Trust	784	27,785
Minefinders Corporation Ltd.	400	6,704
Olympic Steel, Inc.	62,316	1,830,221
Paramount Gold and Silver Corporation	20,537	66,745
Polymet Mining Corporation	100,220	202,444
Puda Coal, Inc. (a)	95,300	285,900
Qiao Xing Universal Resources Telephone, Inc.	138,380	294,749
Rare Element Resources Ltd.	224,315	3,241,352
RTI International Metals, Inc.	31,091	993,047
Schnitzer Steel Industries, Inc. - Class A	400	24,828
Silver Bull Resources, Inc.	90,240	87,235
SinoCoking Coal and Coke Chemical Industries, Inc.	3,024	19,354
Solitario Exploration & Royalty Corporation	9,367	25,197
Tanzanian Royalty Exploration Corporation	271,901	1,974,001
Titanium Metals Corporation	115,879	2,321,056
US Gold Corporation	242,764	2,281,982
		21,895,991
Paper & Forest Products — 0.2%
Clearwater Paper Corporation	19,700	1,546,056
Deltic Timber Corporation	8,722	591,351
Louisiana-Pacific Corporation	52,700	490,110
Neenah Paper, Inc.	9	210
Orient Paper, Inc.	153,969	582,003
P.H. Glatfelter Company	34,420	468,112
Wausau Paper Corporation	10,076	68,013
		3,745,855

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Telecommunication Services — 0.7%
Diversified Telecommunication Services — 0.5%
8x8, Inc.	10,598	$33,066
Alaska Communications Systems Group, Inc.	124,180	1,200,821
Atlantic Tele-Network, Inc.	35,020	1,286,285
Cbeyond, Inc.	161,276	2,057,882
CenturyLink, Inc.	16	652
Consolidated Communications Holdings, Inc.	43,786	805,224
Iridium Communications, Inc.	144,204	1,129,117
Level 3 Communications, Inc.	2,000	3,120
Neutral Tandem, Inc.	56,402	862,387
Premiere Global Services, Inc.	15,944	126,117
Radcom Ltd.	30,596	209,889
Telecom Italia S.p.A.	72	1,082
VocalTec Communications Ltd.	20,460	431,706
		8,147,348
Wireless Telecommunication Services — 0.2%
Clearwire Corporation - Class A	35,400	172,044
ICO Global Communications (Holdings) Ltd.	87,616	253,210
Leap Wireless International, Inc.	206,775	3,068,541
USA Mobility, Inc.	16,127	249,162
		3,742,957
Utilities — 1.7%
Electric Utilities — 1.1%
El Paso Electric Company	11,100	343,878
Empire District Electric Company (The)	94,048	2,110,437
NV Energy, Inc.	816,002	12,395,070
Otter Tail Corporation	72,785	1,701,713
PNM Resources, Inc.	27,000	413,910
Unitil Corporation	9,391	237,217
Westar Energy, Inc.	48,600	1,322,406
		18,524,631
Gas Utilities — 0.3%
China Natural Gas, Inc.	208,992	1,109,748
New Jersey Resources Corporation	57	2,495
Northwest Natural Gas Company	15,400	712,096
Piedmont Natural Gas Company, Inc.	300	9,525
South Jersey Industries, Inc.	40,110	2,304,319
Star Gas Partners, L.P.	1,300	7,735
WGL Holdings, Inc.	7,900	312,208
		4,458,126
Independent Power Producers & Energy Traders — 0.1%
American DG Energy, Inc.	2,701	5,699
Dynegy, Inc.	142,207	901,592
Raser Technologies, Inc.	351,511	24,606
U.S. Geothermal, Inc.	156,650	156,650
		1,088,547

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 64.8% (Continued)	Shares	Value
Utilities — 1.7% (Continued)
Multi-Utilities — 0.2%
Black Hills Corporation	47,292	$1,643,397
CH Energy Group, Inc.	12,393	664,513
Wisconsin Energy Corporation	7,947	248,026
		2,555,936
Water Utilities — 0.0%
Cadiz, Inc.	14,293	177,948
Middlesex Water Company	52	982
		178,930

Total Common Stocks (Proceeds $1,038,736,316)		$1,049,342,131

CLOSED-END FUNDS — 0.0%	Shares	Value
Aberdeen Global Income Fund, Inc.	414	$5,560
Advent/Claymore Convertible Securities and Income Fund	3,800	72,846
American Income Fund, Inc.	450	3,641
BlackRock Enhanced Dividend Achievers Trust	426	3,766
BlackRock Floating Rate Income Trust	9,139	143,025
BlackRock International Growth & Income Trust	5	52
BlackRock MuniVest Fund, Inc.	200	1,836
Calamos Convertible and High Income Fund	97	1,332
ClearBridge Energy MLP Fund, Inc.	6,716	160,311
Cohen & Steers Closed-End Opportunity Fund, Inc.	44	605
Cohen & Steers Total Return Realty Fund, Inc.	1,760	24,534
Cornerstone Progressive Return Fund	3,100	23,002
Credit Suisse Asset Management Income Fund	21,336	79,157
Delaware Enhanced Global Dividend and Income Fund	200	2,668
Federated Premier Intermediate Municipal Income Fund	100	1,273
Gabelli Convertible and Income Securities Fund, Inc. (The)	3,807	24,936
Guggenheim Build America Bonds Managed Duration Trust	475	8,882
Helios Advantage Income Fund, Inc.	600	4,722
ING Global Advantage and Premium Opportunity Fund	102	1,378
Nuveen California Dividend Advantage Municipal Fund 2	100	1,323
Nuveen Floating Rate Income Opportunity Fund	44	553
Nuveen Real Estate Income Fund	53	633
PIMCO Global StocksPLUS & Income Fund	6,434	159,370
Strategic Global Income Fund	8,300	92,545
Tortoise Energy Infrastructure Corporation	4,507	180,550
Western Asset/Claymore Inflation-Linked Securities & Income Fund	1,210	15,899
Total Closed-End Funds (Proceeds $987,024)		$1,014,399

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
RIGHTS — 0.0%	Shares	Value
First Federal Bancshares of Arkansas, Inc. (a) (Proceeds $0)	1,466	$3,372

WARRANTS — 0.0%	Shares	Value
American International Group, Inc. (Proceeds $14,295)	854	$7,669

Total Securities Sold Short — 64.8% (Proceeds $1,039,737,635)		$1,050,367,571

ADR - American Depositary Receipt.
(a) Fair Value priced (Note 2). Fair valued securities totaled $3,541,164 at April 30, 2011, representing (0.2%) of net assets.
See accompanying notes to financial statements.

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* April 30, 2011 (Unaudited)
COMMON STOCKS — 98.4%	Shares	Value
Consumer Discretionary — 13.7%
Auto Components — 0.4%
Other Auto Components (a)		$244,300

Diversified Consumer Services — 0.5%
Other Diversified Consumer Services (a)		310,372

Hotels, Restaurants & Leisure — 2.6%
Ameristar Casinos, Inc.	10,600	211,470
Buffalo Wild Wings, Inc. (b)	4,400	268,840
Other Hotels, Restaurants & Leisure (a)		1,044,738
		1,525,048
Household Durables — 0.9%
Harman International Industries, Inc.	4,800	232,944
Other Household Durables (a)		287,392
		520,336
Internet & Catalog Retail — 1.5%
drugstore.com, inc. (b)	61,100	230,958
ValueVision Media, Inc. (b)	34,000	216,920
Other Internet & Catalog Retail (a)		402,242
		850,120
Media — 2.4%
Other Media (a)		1,392,796

Multiline Retail — 1.0%
Dillard's, Inc.	4,700	225,694
Retail Ventures, Inc. (b)	11,000	225,830
Other Multiline Retail (a)		147,996
		599,520
Specialty Retail — 3.5%
Stein Mart, Inc. (b)	19,500	212,160
Other Specialty Retail (a)		1,873,148
		2,085,308
Textiles, Apparel & Luxury Goods — 0.9%
G-III Apparel Group Ltd. (b)	5,554	249,152
Other Textiles, Apparel & Luxury Goods (a)		278,535
		527,687
Consumer Staples — 2.5%
Beverages — 0.4%
Other Beverages (a)		238,980

Food & Staples Retailing — 0.3%
Other Food & Staples Retailing (a)		186,340

Food Products — 0.9%
Other Food Products (a)		516,540

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 98.4% (Continued)	Shares	Value
Consumer Staples — 2.5% (Continued)
Personal Products — 0.8%
Revlon, Inc. (b)	14,774	$254,408
Other Personal Products (a)		246,183
		500,591
Tobacco — 0.1%
Other Tobacco (a)		43,890

Energy — 6.1%
Energy Equipment & Services — 2.8%
Hercules Offshore, Inc. (b)	46,800	293,670
SEACOR Holdings, Inc. (b)	2,800	276,724
Other Energy Equipment & Services (a)		1,095,307
		1,665,701
Oil, Gas & Consumable Fuels — 3.3%
CVR Energy, Inc. (b)	10,000	222,300
Other Oil, Gas & Consumable Fuels (a)		1,679,676
		1,901,976
Financials — 17.1%
Capital Markets — 1.7%
Other Capital Markets (a)		1,012,213

Commercial Banks — 4.8%
Texas Capital Bancshares, Inc. (b)	10,700	276,060
Other Commercial Banks (a)		2,540,340
		2,816,400
Consumer Finance — 0.2%
Other Consumer Finance (a)		140,483

Diversified Financial Services — 0.7%
Other Diversified Financial Services (a)		423,688

Insurance — 3.8%
Other Insurance (a)		2,211,037

Real Estate Investment Trusts (REIT) — 4.5%
Other Real Estate Investment Trusts (REIT) (a)		2,649,184

Thrifts & Mortgage Finance — 1.4%
Capitol Federal Financial, Inc.	19,671	222,676
Other Thrifts & Mortgage Finance (a)		591,800
		814,476
Health Care — 17.8%
Biotechnology — 2.7%
AVEO Pharmaceuticals, Inc. (b)	14,080	219,085
Other Biotechnology (a)		1,365,836
		1,584,921

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 98.4% (Continued)	Shares	Value
Health Care — 17.8% (Continued)
Health Care Equipment & Supplies — 2.9%
Hill-Rom Holdings, Inc.	6,110	$275,011
Other Health Care Equipment & Supplies (a)		1,464,733
		1,739,744
Health Care Providers & Services — 8.4%
AMERIGROUP Corporation (b)	3,500	239,050
Centene Corporation (b)	7,700	278,971
Corvel Corporation (b)	4,100	212,380
Five Star Quality Care, Inc. (b)	27,023	226,453
Health Management Associates, Inc. - Class A (b)	23,500	265,080
Health Net, Inc. (b)	6,700	223,110
Kindred Healthcare, Inc. (b)	10,000	252,200
Molina Healthcare, Inc. (b)	5,400	232,200
Other Health Care Providers & Services (a)		3,014,044
		4,943,488
Health Care Technology — 1.4%
Computer Programs & Systems, Inc.	3,600	211,644
Other Health Care Technology (a)		638,639
		850,283
Life Sciences Tools & Services — 0.7%
Other Life Sciences Tools & Services (a)		390,274

Pharmaceuticals — 1.7%
ISTA Pharmaceuticals, Inc. (b)	22,100	226,525
Jazz Pharmaceuticals, Inc. (b)	7,100	226,561
Other Pharmaceuticals (a)		552,652
		1,005,738
Industrials — 15.2%
Aerospace & Defense — 1.3%
Other Aerospace & Defense (a)		761,314

Air Freight & Logistics — 0.4%
Other Air Freight & Logistics (a)		233,404

Airlines — 1.9%
AMR Corporation (b)	39,200	230,104
Hawaiian Holdings, Inc. (b)	38,800	226,980
US Airways Group, Inc. (b)	31,600	287,244
Other Airlines (a)		367,255
		1,111,583
Building Products — 0.2%
Other Building Products (a)		116,350

Commercial Services & Supplies — 0.6%
Other Commercial Services & Supplies (a)		356,880

Construction & Engineering — 0.6%
Other Construction & Engineering (a)		385,604

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 98.4% (Continued)	Shares	Value
Industrials — 15.2% (Continued)
Electrical Equipment — 0.8%
Other Electrical Equipment (a)		$455,589

Industrial Conglomerates — 0.2%
Other Industrial Conglomerates (a)		108,988

Machinery — 3.6%
NN, Inc. (b)	12,200	213,866
Sauer-Danfoss, Inc. (b)	4,100	242,023
Other Machinery (a)		1,664,531
		2,120,420
Marine — 0.1%
Other Marine (a)		61,948

Professional Services — 1.1%
Acacia Research Corporation (b)	6,600	271,326
Other Professional Services (a)		364,090
		635,416
Road & Rail — 2.4%
Avis Budget Group, Inc. (b)	12,800	242,688
Ryder System, Inc.	4,100	219,350
Other Road & Rail (a)		960,826
		1,422,864
Trading Companies & Distributors — 2.0%
United Rentals, Inc. (b)	8,600	253,012
Other Trading Companies & Distributors (a)		919,878
		1,172,890
Information Technology — 19.1%
Communications Equipment — 1.9%
Other Communications Equipment (a)		1,145,055

Computers & Peripherals — 1.0%
Other Computers & Peripherals (a)		615,085

Electronic Equipment, Instruments & Components — 4.9%
Newport Corporation (b)	12,271	229,836
Sanmina-SCI Corporation (b)	23,800	278,936
SMART Modular Technologies (WWH), Inc. (b)	26,600	243,124
Tech Data Corporation (b)	4,000	212,520
Other Electronic Equipment, Instruments & Components (a)		1,945,481
		2,909,897
Internet Software & Services — 1.3%
Web.com Group, Inc. (b)	14,400	227,232
Other Internet Software & Services (a)		513,638
		740,870

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 98.4% (Continued)	Shares	Value
Information Technology — 19.1% (Continued)
IT Services — 2.9%
Genpact Ltd. (b)	13,800	$222,042
Other IT Services (a)		1,477,885
		1,699,927
Office Electronics — 0.3%
Other Office Electronics (a)		153,231

Semiconductors & Semiconductor Equipment — 3.5%
International Rectifier Corporation (b)	6,150	212,544
SunPower Corporation - Class A (b)	11,000	239,470
Other Semiconductors & Semiconductor Equipment (a)		1,631,411
		2,083,425
Software — 3.3%
JDA Software Group, Inc. (b)	8,200	268,714
Radiant Systems, Inc. (b)	12,500	249,000
Other Software (a)		1,403,026
		1,920,740
Materials — 4.6%
Chemicals — 1.8%
Other Chemicals (a)		1,066,976

Containers & Packaging — 2.0%
Aptargroup, Inc.	4,100	215,045
Graham Packaging Company, Inc. (b)	9,700	223,100
Other Containers & Packaging (a)		770,712
		1,208,857
Metals & Mining — 0.6%
Compass Minerals International, Inc.	2,800	273,308
Other Metals & Mining (a)		85,617
		358,925
Paper & Forest Products — 0.2%
Other Paper & Forest Products (a)		90,884

Telecommunication Services — 0.8%
Diversified Telecommunication Services — 0.7%
Other Diversified Telecommunication Services (a)		385,991

Wireless Telecommunication Services — 0.1%
Other Wireless Telecommunication Services (a)		73,832

Utilities — 1.5%
Electric Utilities — 0.0%
Other Electric Utilities (a)		9,364

Gas Utilities — 0.2%
Other Gas Utilities (a)		128,261

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 98.4% (Continued)	Shares	Value
Utilities — 1.5% (Continued)
Independent Power Producers & Energy Traders — 0.5%
Other Independent Power Producers & Energy Traders (a)		$313,741

Multi-Utilities — 0.7%
Other Multi-Utilities (a)		379,078

Water Utilities — 0.1%
Other Water Utilities (a)		41,492

Total Common Stocks (Cost $53,810,620)		$57,960,315

MONEY MARKET FUNDS — 2.6%	Shares	Value
UMB Money Market Fiduciary, 0.01% (c) (Cost $1,553,364)	1,553,364	$1,553,364

Total Investments at Value — 101.0% (Cost $55,363,984)		$59,513,679

Liabilities in Excess of Other Assets — (1.0%)		(610,556)

Net Assets — 100.0%		$58,903,123

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC’s website at http://www.sec.gov.
(a)
Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of April 30, 2011.

(b)	Non-income producing security.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2011.
See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST STATEMENTS OF ASSETS AND LIABILITIES April 30, 2011 (Unaudited)
	TFS Market Neutral Fund	TFS Small Cap Fund
ASSETS
Investments in securities:
At acquisition cost	$1,568,477,792	$55,363,984
At value (Note 2)	$1,635,546,210	$59,513,679
Deposits with brokers for securities sold short (Note 2)	1,020,923,186	—
Dividends and interest receivable	543,035	16,626
Receivable for investment securities sold	355,021,100	5,020,370
Receivable for capital shares sold	12,099,790	222,487
Other assets	95,611	20,824
TOTAL ASSETS	3,024,228,932	64,793,986

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $1,039,737,635)	1,050,367,571	—
Payable for investment securities purchased	346,644,001	5,759,845
Payable for capital shares redeemed	455,012	59,248
Dividends payable on securities sold short (Note 2)	243,830	—
Payable to Adviser (Note 4)	2,893,727	47,610
Payable to administrator (Note 4)	154,900	11,370
Accrued brokerage expense on securities sold short (Note 2)	3,350,985	—
Other accrued expenses and liabilities	164,037	12,790
TOTAL LIABILITIES	1,404,274,063	5,890,863

NET ASSETS	$1,619,954,869	$58,903,123

Net assets consist of:
Paid-in capital	$1,534,122,553	$46,097,371
Accumulated net investment loss	(31,098,719)	(80,204)
Accumulated net realized gains from security transactions	60,492,553	8,736,261
Net unrealized appreciation (depreciation) on:
Investments	67,068,418	4,149,695
Short positions	(10,629,936)	—
Net assets	$1,619,954,869	$58,903,123

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	104,130,774	4,131,699

Net asset value, redemption price and offering price per share (a) (Note 2)	$15.56	$14.26

(a)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).
See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2011 (Unaudited)
	TFS Market Neutral Fund	TFS Small Cap Fund
INVESTMENT INCOME
Dividends	$9,481,152	$283,992
Foreign tax withholding	(16,531)	—
Interest	1,017	31
TOTAL INVESTMENT INCOME	9,465,638	284,023

EXPENSES
Brokerage expense on securities sold short (Note 2)	20,146,446	—
Investment advisory fees (Note 4)	14,411,978	251,081
Dividend expense on securities sold short (Note 2)	4,374,891	—
Administration fees (Note 4)	432,214	33,878
Accounting services fees (Note 4)	329,138	17,258
Custodian fees	304,466	21,166
Transfer agent fees (Note 4)	137,297	9,984
Registration fees	92,161	15,010
Pricing fees	42,073	5,201
Professional fees	24,344	9,964
Postage and supplies	29,086	2,851
Trustees’ fees and expenses	13,681	13,681
Printing of shareholder reports	21,243	4,225
Compliance service fees (Note 4)	12,000	12,000
Insurance expense	19,324	782
Borrowing costs (Note 5)	5,059	270
Other expenses	10,731	6,848
TOTAL EXPENSES	40,406,132	404,199
Investment advisory fee reductions (Note 4)	—	(39,972)
Plus recovery by the Adviser of investment advisory fee reductions in prior years (Note 4)	128,516	—
NET EXPENSES	40,534,648	364,227

NET INVESTMENT LOSS	(31,069,010)	(80,204)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, SECURITIES SOLD SHORT AND FOREIGN CURRENCY
Net realized gains (losses) from:
Investments	258,246,578	8,984,039
Securities sold short	(119,310,139)	(16)
Foreign currency transactions	(29,709)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(3,630,050)	1,250,953
Securities sold short	(2,175,201)	—

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	133,101,479	10,234,976

NET INCREASE IN NET ASSETS FROM OPERATIONS	$102,032,469	$10,154,772

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
FROM OPERATIONS
Net investment loss	$(31,069,010)	$(32,806,131)
Net realized gains (losses) from:
Investments	258,246,578	206,303,196
Securities sold short	(119,310,139)	(102,255,118)
Foreign currency transactions	(29,709)	2
Net change in unrealized appreciation (depreciation) on:
Investments	(3,630,050)	37,377,233
Securities sold short	(2,175,201)	(46,305,711)
Net increase in net assets from operations	102,032,469	62,313,471

FROM DISTRIBUTIONS
Distributions from net realized gains from security transactions	(107,375,129)	(6,035,121)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	560,310,473	487,596,827
Net asset value of shares issued in reinvestment of distributions to shareholders	89,339,826	5,396,118
Proceeds from redemption fees collected (Note 2)	52,719	182,763
Payments for shares redeemed	(166,624,919)	(235,644,085)
Net increase in net assets from capital share transactions	483,078,099	257,531,623

TOTAL INCREASE IN NET ASSETS	477,735,439	313,809,973

NET ASSETS
Beginning of period	1,142,219,430	828,409,457
End of period	$1,619,954,869	$1,142,219,430

ACCUMULATED NET INVESTMENT LOSS	$(31,098,719)	$—

CAPITAL SHARE ACTIVITY
Shares sold	36,659,817	31,680,817
Shares issued in reinvestment of distributions to shareholders	6,085,819	355,008
Shares redeemed	(10,895,270)	(15,287,390)
Net increase in shares outstanding	31,850,366	16,748,435
Shares outstanding, beginning of period	72,280,408	55,531,973
Shares outstanding, end of period	104,130,774	72,280,408

See accompanying notes to financial statements.

TFS SMALL CAP FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
FROM OPERATIONS
Net investment loss	$(80,204)	$(189,625)
Net realized gains (losses) from:
Investments	8,984,039	2,817,536
Securities sold short	(16)	(2,732)
Net change in unrealized appreciation (depreciation) on investments	1,250,953	3,000,769
Net increase in net assets from operations	10,154,772	5,625,948

FROM DISTRIBUTIONS
Distributions from net realized gains from security transactions	(2,235,241)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	17,821,677	22,983,154
Net asset value of shares issued in reinvestment of distributions to shareholders	2,062,420	—
Proceeds from redemption fees collected (Note 2)	3,878	21,157
Payments for shares redeemed	(4,688,413)	(9,469,293)
Net increase in net assets from capital share transactions	15,199,562	13,535,018

TOTAL INCREASE IN NET ASSETS	23,119,093	19,160,966

NET ASSETS
Beginning of period	35,784,030	16,623,064
End of period	$58,903,123	$35,784,030

ACCUMULATED NET INVESTMENT LOSS	$(80,204)	$—

CAPITAL SHARE ACTIVITY
Shares sold	1,339,877	2,070,878
Shares issued in reinvestment of distributions to shareholders	164,599	—
Shares redeemed	(360,538)	(865,629)
Net increase in shares outstanding	1,143,938	1,205,249
Shares outstanding, beginning of period	2,987,761	1,782,512
Shares outstanding, end of period	4,131,699	2,987,761

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010	Year Ended October 31, 2009		Four Months Ended October 31, 2008(a)		Year Ended June 30, 2008		Year Ended June 30, 2007		Year Ended June 30, 2006
Net asset value at beginning of period	$15.80		$14.92	$13.25		$15.59		$14.59		$12.44		$10.37

Income (loss) from investment operations:
Net investment income (loss)	(0.30)		(0.45)	(0.24)		(0.09)		(0.23)		0.01		(0.04)
Net realized and unrealized gains (losses) on investments	1.55		1.43	2.13		(2.27)		1.56		2.35		2.12
Total from investment operations	1.25		0.98	1.89		(2.36)		1.33		2.36		2.08

Less distributions:
Distributions from net investment income	—		—	—		—		(0.01)		—		—
Distributions from net realized gains from security transactions	(1.49)		(0.10)	(0.25)		—		(0.40)		(0.22)		(0.01)
Total distributions	(1.49)		(0.10)	(0.25)		—		(0.41)		(0.22)		(0.01)

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00 (b)	0.03		0.02		0.08		0.01		0.00	(b)

Net asset value at end of period	$15.56		$15.80	$14.92		$13.25		$15.59		$14.59		$12.44

Total return (c)	8.45%	(d)	6.60%	14.86%		(15.01%	)(d)	9.93%		19.18%		20.04%

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,619,955		$1,142,219	$828,409		$378,564		$271,239		$211,386		$22,478

Ratio of total expenses to average net assets	6.30%	(g)	4.52%	4.70%		4.60%	(g)	4.05%		3.30%		5.10%

Ratio of net expenses to average net assets	6.32%	(g)	4.55%	4.67%	(e)	4.55%	(e) (g)	3.94%	(e)	3.07%	(e)	3.21%	(e)

Ratio of net expenses to average net assets excluding dividend expense (f)	5.63%	(g)	3.81%	3.84%	(e)	3.68%	(e) (g)	2.80%	(e)	2.48%	(e)	2.49%	(e)

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (f)	2.50%	(g)	2.50%	2.49%	(e)	2.49%	(e) (g)	2.50%	(e)	2.48%	(e)	2.49%	(e)

Ratio of net investment income (loss) to average net assets	(4.84%	)(g)	(3.16% )	(2.32%	)	(2.24%	)(g)	(2.15%	)	0.09%		(0.69%	)

Portfolio turnover rate	380%	(d)	703%	429%		204%	(d)	536%		492%		398%

(a)	Fund changed fiscal year end to October 31.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
(f)
Dividend expense, borrowing costs and brokerage expense on securities sold short totaled 3.82%(g), 2.05%, 2.18%, 2.06%(g), 1.44%, 0.59% and 0.72% of average net assets for the periods ended April 30, 2011, October 31, 2010, 2009 and 2008 and June 30, 2008, 2007 and 2006, respectively.

(g)	Annualized.
See accompanying notes to financial statements.

TFS SMALL CAP FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010		Year Ended October 31, 2009	Four Months Ended October 31, 2008(b)		Year Ended June 30, 2008	Year Ended June 30, 2007		Period Ended June 30, 2006(a)
Net asset value at beginning of period	$11.98		$9.33		$6.80	$9.31		$13.08	$10.39		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.06)		(0.02)	0.01		(0.18)	(0.07)		(0.01)
Net realized and unrealized gains (losses) on investments	3.04		2.70		2.55	(2.52)		(1.79)	2.76		0.40
Total from investment operations	3.02		2.64		2.53	(2.51)		(1.97)	2.69		0.39

Less distributions:
Distributions from net investment income	—		—		(0.01)	—		—	—		—
Distributions from net realized gains from security transactions	(0.74)		—		—	—		(1.80)	(0.00	)(c)	—
Total distributions	(0.74)		—		(0.01)	—		(1.80)	(0.00)		—

Proceeds from redemption fees collected (Note 2)	0.00	(c)	0.01		0.01	0.00	(c)	0.00 (c)	0.00	(c)	—

Net asset value at end of period	$14.26		$11.98		$9.33	$6.80		$9.31	$13.08		$10.39

Total return (d)	26.04%	(e)	28.40%		37.41%	(26.96%	)(e)	(16.40% )	25.93%		3.90%	(e)

Ratios and supplemental data:
Net assets at end of period (000’s)	$58,903		$35,784		$16,623	$3,053		$4,581	$5,638		$3,932

Ratio of total expenses to average net assets	1.78%	(g)	2.31%		5.14%	4.44%	(g)	5.57%	5.14%		8.18%	(g)

Ratio of net expenses to average net assets (f)	1.61%	(g)	1.78%		1.88%	0.88%	(g)	2.72%	2.03%		1.72%	(g)

Ratio of net expenses to average net assets excluding borrowing costs (f)	1.60%	(g)	1.78%		1.87%	0.87%	(g)	2.68%	2.03%		1.72%	(g)

Ratio of net investment income (loss) to average net assets	(0.35%	)(g)	(0.70%	)	(0.63% )	0.28%	(g)	(1.76% )	(0.69%	)	(0.69%	)(g)

Portfolio turnover rate	270%	(e)	657%		320%	123%	(e)	269%	419%		184%	(g)

(a)	Represents the period from the commencement of operations (March 7, 2006) through June 30, 2006.
(b)	Fund changed fiscal year end to October 31.
(c)	Amount rounds to less than $0.01 per share.
(d)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.
(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
(g)	Annualized.
See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS April 30, 2011 (Unaudited)

1. Organization

The TFS Market Neutral Fund and the TFS Small Cap Fund (individually, a “Fund”, and collectively, the “Funds”) are each a diversified series of TFS Capital Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated January 30, 2004. As part of the Trust’s organization, the TFS Market Neutral Fund issued in a private placement on June 28, 2004 10,000 shares of the Fund, at $10.00 per share, to TFS Capital LLC (the “Adviser”), the investment adviser to the Fund. The TFS Market Neutral Fund commenced operations on September 7, 2004. The TFS Small Cap Fund commenced operations on March 7, 2006.

The TFS Market Neutral Fund seeks to produce capital appreciation while having a low correlation to the U.S. equity market, which the Adviser defines as the S&P 500 Index. In addition, the Fund seeks to produce lower volatility than the movement of the U.S. equity market.

The TFS Small Cap Fund seeks long-term capital appreciation. In addition, the Fund seeks to outperform the Russell 2000® Index.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Funds’ portfolio securities are valued at their fair values as of the close of the regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean of the most recent bid and ask prices on the NYSE or other primary exchange. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these and other methods.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments and securities sold short as of April 30, 2011:

TFS Market Neutral Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,480,519,097	$373,187	$—	$1,480,892,284
Common Stocks – Sold Short	(1,045,804,339)	(3,537,792)	—	(1,049,342,131)
Closed-End Funds	38,573,865	—	—	38,573,865
Closed-End Funds – Sold Short	(1,014,399)	—	—	(1,014,399)
Exchange-Traded Funds	624,466	—	—	624,466
Corporate Bonds	—	2,064	—	2,064
Rights	—	19,369	—	19,369
Rights – Sold Short	—	(3,372)	—	(3,372)
Warrants – Sold Short	(7,669)	—	—	(7,669)
Money Market Funds	115,434,162	—	—	115,434,162
Total	$588,325,183	$(3,146,544)	$—	$585,178,639

TFS Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$57,960,315	$—	$—	$57,960,315
Money Market Funds	1,553,364	—	—	1,553,364
Total	$59,513,679	$—	$—	$59,513,679

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of the securities valued using Level 1 and Level 2 inputs by security type and industry type. During the six months ended April 30, 2011, the Funds did not have any significant transfers in and out of Level 1 or Level 2. There were no Level 3 securities or derivative instruments held by the Funds during the six months ended or as of April 30, 2011.

Share valuation – The net asset value per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. During the periods ended April 30, 2011 and October 31, 2010, proceeds from redemption fees totaled $52,719 and $182,763, respectively, for the TFS Market Neutral Fund and $3,878 and $21,157, respectively, for the TFS Small Cap Fund.

Investment income/expense – Dividend income/expense is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are permanent in nature and are primarily due to differing treatments of net short-term gains. The tax character of distributions paid by the Funds during the periods ended April 30, 2011 and October 31, 2010 was as follows:

	Period Ended	Ordinary Income	Long-Term Gains	Total Distributions
TFS Market Neutral Fund	4/30/2011	$87,395,252	$19,979,877	$107,375,129
	10/31/2010	$6,035,121	$—	$6,035,121
TFS Small Cap Fund	4/30/2011	$2,114,058	$121,183	$2,235,241
	10/31/2010	$—	$—	$—

Short positions – The Funds may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability is then subsequently marked-to-market daily to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. The Funds are liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short positions. These costs are reported as brokerage expenses on securities sold short in the Statements of Operations. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940 to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The TFS Market Neutral Fund engages in short selling as a principal investment strategy while the TFS Small Cap Fund does not. The TFS Small Cap Fund currently intends to limit its exposure to short positions to 5% of its net assets.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses – Common expenses of the Trust are allocated between the Funds based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Federal income tax – It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of April 30, 2011:

	TFS Market Neutral Fund	TFS Small Cap Fund
Tax cost of portfolio investments and securities sold short	$672,521,925	$55,570,581
Gross unrealized appreciation	$106,398,223	$4,916,774
Gross unrealized depreciation	(193,741,509)	(973,676)
Net unrealized appreciation (depreciation)	(87,343,286)	3,943,098
Accumulated net investment loss	(31,098,719)	(80,204)
Other gains	204,274,321	8,942,858
Total accumulated earnings	$85,832,316	$12,805,752

The difference between the federal income tax cost of portfolio of investments and securities sold short and the financial statement cost for each Fund is due to certain timing differences in the recognition of capital gains or losses under GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax periods (June 30, 2007 through October 31, 2010) of each Fund and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3. Investment Transactions

During the six months ended April 30, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. government securities and short positions, amounted to $4,993,958,444 and $4,788,547,530, respectively, for the TFS Market Neutral Fund and $134,338,827 and $122,079,078, respectively, for the TFS Small Cap Fund.

4. Transactions with Affiliates

INVESTMENT ADVISORY AGREEMENT
Each Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The TFS Market Neutral Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 2.25% of its average daily net assets. Effective as of March 1, 2010, the Investment Advisory Agreement for the TFS Small Cap Fund was amended to revise the investment advisory fee structure. The amended advisory fee for the TFS Small Cap Fund is a fixed fee that is computed at the annual rate of 1.25% of its average daily net assets and replaced the previous performance fee structure.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

As part of the amendment to its Investment Advisory Agreement, the TFS Small Cap Fund, for a transition period of 12 months beginning on March 1, 2010, paid the Adviser the lesser of the 1.25% fee (the “Fixed Fee”) or the Fixed Fee adjusted for the Fund’s performance relative to its benchmark, the Russell 2000 Index plus 2.50% (“Benchmark”), for the applicable performance period. The applicable performance period is a rolling twelve month period whereby the most recent calendar month was substituted for the earliest month as time passes. During periods where the TFS Small Cap Fund outperformed the Benchmark for the relevant performance period, the Adviser was paid the Fixed Fee. During periods where the TFS Small Cap Fund underperformed the Benchmark for the relevant performance period, the Fixed Fee was decreased by one basis point (0.01%) for every two basis points (0.02%) of such underperformance, to a minimum fee of 0.00% per annum. As a result, effective March 1, 2010, the maximum fee that the Adviser will receive from the TFS Small Cap Fund is 1.25% per annum of average daily net assets. During the six months ended April 30, 2011, investment advisory fees paid by the TFS Small Cap Fund were decreased $31,744 below the Fixed Fee pursuant to the previous performance fee structure.

The Adviser has contractually agreed to reduce its advisory fees and to absorb each Fund’s operating expenses (for the life of the Funds) to the extent necessary to limit aggregate annual ordinary operating expenses (which do not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short and extraordinary expenses) to 2.50% of the TFS Market Neutral Fund’s average daily net assets and 1.75% of the TFS Small Cap Fund’s average daily net assets. Prior to March 1, 2010, the TFS Small Cap Fund’s expense cap was calculated prior to the performance fee adjustment, if any. During the six months ended April 30, 2011, the Adviser reduced its investment advisory fees by $39,972 with respect to the TFS Small Cap Fund. There were no fee reductions by the Adviser for the TFS Market Neutral Fund.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the applicable Fund for a period of three years after such fees and expenses were incurred, provided that such repayments do not cause ordinary operating expenses to exceed the expense caps of 2.50% and 1.75%, respectively, for the TFS Market Neutral Fund and the TFS Small Cap Fund. During the six months ended April 30, 2011, the Adviser recouped $128,516 of previous fee reductions from the TFS Market Neutral Fund. As of April 30, 2011, the Adviser may in the future recoup fee reductions and expense reimbursements totaling $146,633 and $440,626, respectively, from the TFS Market Neutral Fund and the TFS Small Cap Fund. The Adviser may recapture these amounts no later than the dates as stated below:

	June 30, 2011	October 31, 2011	October 31, 2012	October 31, 2013	April 30, 2014
TFS Market Neutral Fund	$—	$—	$146,633	$—	$—
TFS Small Cap Fund	$25,839	$51,491	$179,857	$143,467	$39,972

The President of the Trust is also a Principal of the Adviser.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

COMPLIANCE CONSULTING AGREEMENT
Under the terms of the Compliance Consulting Agreement, Drake Compliance, LLC (“Drake”) provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust. In addition, a principal of Drake serves as the Trust’s Chief Compliance Officer. For these services, Drake receives $2,000 per month from each Fund. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Drake, if any, including, but not limited to, postage and supplies and travel expenses.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus Fund Solutions, LLC (“Ultimus”) supplies executive, administrative and regulatory services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions and materials for meetings of the Board of Trustees. For these services, each Fund pays Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets up to $50 million, 0.125% of such assets between $50 million and $100 million, 0.10% of such assets between $100 million and $250 million, 0.075% of such assets between $250 million and $500 million, and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000. Certain officers of the Trust are also officers of Ultimus.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For the performance of these services, the TFS Market Neutral Fund pays Ultimus a monthly base fee of $4,000 per month plus an asset based fee of 0.005% of average gross daily assets. In addition, the TFS Market Neutral Fund pays $1 per portfolio trade in excess of 1,000 portfolio trades per month. For the performance of these services, the TFS Small Cap Fund pays Ultimus a base fee of $2,500 per month plus an asset based fee of 0.01% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Funds’ portfolio securities.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Each Fund pays Ultimus a monthly fee for these services at an annual rate of $15 to $24 per shareholder account, depending on the nature of the account, subject to a $1,500 minimum monthly fee. In addition, the Funds reimburse Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”), pursuant to which the Distributor provides distribution services and serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor’s fees are paid by the Adviser.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

5. Borrowing Costs

During the six months ended April 30, 2011, the TFS Market Neutral Fund and the TFS Small Cap Fund incurred $5,059 and $270 of borrowing costs, respectively. As of April 30, 2011, the Funds had no outstanding borrowings. The average outstanding borrowings for the six months ended April 30, 2011 for the TFS Market Neutral Fund include 161 days of $0 borrowings and 162 days of $0 borrowings for the TFS Small Cap Fund. The average outstanding borrowings and average interest rate on borrowings during the six months ended April 30, 2011 were as follows:

	Average Outstanding Borrowing	Average Interest Rate
TFS Market Neutral Fund	$969,834	1.59%
TFS Small Cap Fund	$34,754	1.60%

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except as reflected in the following paragraph.

Effective as of June 24, 2011, the advisory fee paid to the Adviser by TFS Market Neutral Fund was reduced to the following annual rates: 2.25% of the first $1.75 billion of average daily net assets and 2.15% of such assets over $1.75 billion.

8. New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is applied prospectively. Management is currently evaluating the impact ASU No. 2011-04 may have on financial statement disclosures.

TFS CAPITAL INVESTMENT TRUST ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table are based on an investment of $1,000 made at the beginning of the most recent semi-annual period and held until the end of the period (November 1, 2010 through April 30, 2011).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge any sales loads. However, a redemption fee of 2% is applied on the sale of shares purchased within 90 days of the date of their purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. The calculations below assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

TFS CAPITAL INVESTMENT TRUST ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

TFS Market Neutral Fund

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,084.50	$32.66
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$993.45	$31.24

TFS Small Cap Fund

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,260.40	$9.02
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.81	$8.05

*
Expenses are equal to the annualized expense ratio of 6.32% and 1.61%, respectively, for the TFS Market Neutral Fund and the TFS Small Cap Fund for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov.

The Funds file a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-534-2001. Furthermore, you may obtain copies of the filings on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PRIVACY NOTICE
FACTS	WHAT DOES THE TFS CAPITAL INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪ Social Security number
▪ Assets
▪ Retirement Assets
▪ Transaction History
▪ Checking Account Information
▪ Purchase History
▪ Account Balances
▪ Account Transactions
▪ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the TFS Capital Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the TFS Capital Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-534-2001

Who we are
Who is providing this notice?	TFS Capital Investment Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the TFS Capital Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the TFS Capital Investment Trust collect my personal information?
We collect your personal information, for example, when you
▪ Open an account
▪ Provide account information
▪ Give us your contact information
▪ Make deposits or withdrawals from your account
▪ Make a wire transfer
▪ Tell us where to send the money
▪ Tells us who receives the money
▪ Show your government-issued ID
▪ Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪ Affiliates from using your information to market to you
▪ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪ TFS Capital LLC, the investment adviser to the TFS Capital Investment Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The TFS Capital Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The TFS Capital Investment Trust does not jointly market.

Item 2.   Code of Ethics.

Not required

Item 3.   Audit Committee Financial Expert.

Not required

Item 4.   Principal Accountant Fees and Services.

Not required

Item 5.   Audit Committee of Listed Registrants.

Not applicable

Item 6.   Schedule of Investments.

(a)	See Schedule I (Investments in securities of unaffiliated issuers)

(b)	Not applicable

Schedule I

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
April 30, 2011 (Unaudited)

COMMON STOCKS - 91.4%	Shares	Value
Consumer Discretionary - 13.6%
Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	23,498	$300,774
Amerigon, Inc. (a)	52,501	895,142
Autoliv, Inc.	6,000	480,780
Ballard Power Systems, Inc. (a)	415,083	855,071
China Automotive Systems, Inc. (a)	137,831	1,330,069
China XD Plastics Company Ltd. (a)	115,223	508,133
Cooper Tire & Rubber Company	11,590	312,698
Dana Holding Corporation (a) (b)	66,900	1,215,573
Dorman Products, Inc. (a)	3,428	133,692
Drew Industries, Inc. (a) (b)	36,235	872,176
Exide Technologies (a) (b)	145,455	1,460,368
Federal-Mogul Corporation (a) (b)	84,811	2,247,492
Gentex Corporation	2,600	81,510
Goodyear Tire & Rubber Company (The) (a)	6,850	124,328
Magna International, Inc. - Class A	400	20,500
Modine Manufacturing Company (a) (b)	218,547	3,892,322
Motorcar Parts of America, Inc. (a) (b)	64,544	898,453
Shiloh Industries, Inc. (a)	6,255	71,370
SORL Auto Parts, Inc. (a) (b)	95,134	489,940
Spartan Motors, Inc. (b)	129,685	876,671
Standard Motor Products, Inc. (b)	139,727	1,991,110
Stoneridge, Inc. (a) (b)	46,477	711,098
Superior Industries International, Inc.	43,768	1,106,017
Tenneco, Inc. (a)	1,100	50,831
Tongxin International Ltd. (a)	300	354
Tower International, Inc. (a)	21,120	350,803
Visteon Corporation (a)	1,800	121,374
Wonder Auto Technology, Inc. (a)	2,762	16,351
		21,415,000
Automobiles - 0.0%
Tesla Motors, Inc. (a)	5,227	144,265

Distributors - 0.1%
Audiovox Corporation (a) (b)	118,561	874,980
Genuine Parts Company	12,600	676,620
LKQ Corporation (a)	10,934	275,756
Pool Corporation	7,342	222,169
		2,049,525
Diversified Consumer Services - 0.4%
Archipelago Learning, Inc. (a)	206	1,807
Carriage Services, Inc. (a)	1,900	12,160
China Education Alliance, Inc. (a)	103,709	132,748
Collectors Universe, Inc.	9,922	153,196
Corinthian Colleges, Inc. (a)	22	98
DeVry, Inc.	39,166	2,071,881
Grand Canyon Education, Inc. (a) (b)	37,819	546,863
K12, Inc. (a)	8,300	326,771
Lincoln Educational Services Corporation (b)	91,333	1,525,261

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Consumer Discretionary - 13.6% (Continued)
Diversified Consumer Services - 0.4% (Continued)
National American University Holdings, Inc.	2,638	$20,286
Service Corporation International	26,420	310,963
Sotheby's	900	45,468
Steiner Leisure Ltd. (a) (b)	30,853	1,497,605
Stonemor Partners, L.P. (b)	23,849	670,395
Strayer Education, Inc.	500	61,940
Universal Technical Institute, Inc. (a)	2,500	45,175
Weight Watchers International, Inc.	800	62,200
		7,484,817
Hotels, Restaurants & Leisure - 2.3%
AFC Enterprises, Inc. (a) (b)	33,868	510,052
Ambassadors Group, Inc.	46	464
Ameristar Casinos, Inc. (b)	147,866	2,949,927
Asia Entertainment & Resources Ltd. (a) (b)	98,084	784,672
Bally Technologies, Inc. (a)	100	3,899
Biglari Holdings, Inc. (a)	1,062	464,349
BJ's Restaurants, Inc. (a)	14,252	669,131
Bluegreen Corporation (a)	6,739	26,215
Bravo Brio Restaurant Group, Inc. (a) (b)	40,192	829,563
Brinker International, Inc.	1,900	45,771
Buffalo Wild Wings, Inc. (a) (b)	61,900	3,782,090
California Pizza Kitchen, Inc. (a)	7,975	127,600
Caribou Coffee Company, Inc. (a)	43,864	413,199
Carrols Restaurant Group, Inc. (a)	72,562	708,205
CEC Entertainment, Inc.	15,259	577,248
Cedar Fair, L.P. (b)	57,750	1,097,250
Cheesecake Factory, Inc. (The) (a)	1,500	44,130
Choice Hotels International, Inc.	900	33,642
Churchill Downs, Inc. (b)	27,093	1,130,049
DineEquity, Inc. (a)	4,700	234,859
Domino's Pizza, Inc. (a) (b)	90,682	1,683,965
Einstein Noah Restaurant Group, Inc. (b)	42,463	686,202
Frisch's Restaurants, Inc.	784	17,781
Full House Resorts, Inc. (a)	11,326	45,304
Gaylord Entertainment Company (a)	100	3,587
Hyatt Hotels Corporation - Class A (a)	1,460	64,693
International Speedway Corporation - Class A	5,814	177,908
Interval Leisure Group, Inc. (a) (b)	36,713	589,978
Isle of Capri Casinos, Inc. (a) (b)	91,575	873,625
Jack in the Box, Inc. (a)	36,560	754,964
Jamba, Inc. (a)	175,296	434,734
Krispy Kreme Doughnuts, Inc. (a) (b)	141,918	796,160
Life Time Fitness, Inc. (a)	18,310	716,287
Luby's, Inc. (a)	35,611	178,055
Marcus Corporation (b)	59,570	660,631
McCormick & Schmick's Seafood Restaurants, Inc. (a)	38,259	349,305
Morgans Hotel Group Company (a)	77,578	671,050
Morton's Restaurant Group, Inc. (a)	2,300	17,020
MTR Gaming Group, Inc. (a)	100	265

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Consumer Discretionary - 13.6% (Continued)
Hotels, Restaurants & Leisure - 2.3% (Continued)
Multimedia Games Holding Company, Inc. (a) (b)	37,652	$221,017
Nevada Gold & Casinos, Inc. (a)	100	169
Orient-Express Hotels Ltd. - Class A (a)	57,200	701,844
Panera Bread Company - Class A (a)	500	60,555
Papa John's International, Inc. (a) (b)	41,437	1,245,596
Penn National Gaming, Inc. (a) (b)	70,189	2,808,262
Red Lion Hotels Corporation (a)	4,500	39,375
Red Robin Gourmet Burgers, Inc. (a)	2,224	60,471
Rick's Cabaret International, Inc. (a) (b)	48,336	506,078
Ruby Tuesday, Inc. (a)	66,900	703,119
Scientific Games Corporation (a) (b)	79,815	839,654
Shuffle Master, Inc. (a) (b)	131,338	1,435,524
Six Flags Entertainment Corporation	487	33,374
Sonic Corporation (a) (b)	46,724	524,243
Summit Hotel Properties, Inc. (a)	1,200	13,596
Texas Roadhouse, Inc.	7,800	126,906
Town Sports International Holdings, Inc. (a)	6,800	48,688
Vail Resorts, Inc. (a)	400	19,596
Wendy's/Arby's Group, Inc. - Class A (b)	755,167	3,639,905
WMS Industries, Inc. (a)	29,900	980,720
		37,162,521
Household Durables - 0.8%
Blyth, Inc. (b)	22,398	1,055,842
CSS Industries, Inc.	2,099	40,469
Harman International Industries, Inc. (b)	54,600	2,649,738
Helen of Troy Ltd. (a) (b)	63,615	1,979,699
iRobot Corporation (a)	39,136	1,386,197
Kid Brands, Inc. (a) (b)	96,572	705,941
Koss Corporation	200	1,316
Leggett & Platt, Inc.	300	7,887
Lennar Corporation - Class A	2,557	48,557
Libbey, Inc. (a)	297	5,064
Lifetime Brands, Inc.	11,400	181,488
M/I Homes, Inc. (a) (b)	21,454	285,124
Mad Catz Interactive, Inc. (a)	35,392	69,722
NIVS IntelliMedia Technology Group, Inc. (a) (b) (c)	245,517	270,069
SodaStream International Ltd. (a)	2,900	132,646
Standard Pacific Corporation (a)	98	378
Tempur-Pedic International, Inc. (a)	44,100	2,768,598
Tupperware Brands Corporation (b)	2,600	165,542
Universal Electronics, Inc. (a) (b)	21,986	608,792
		12,363,069
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.COM, Inc. - Class A (a)	41,102	137,692
drugstore.com, inc. (a) (b)	918,837	3,473,204
Geeknet, Inc. (a)	40,269	1,027,262
HSN, Inc. (a) (b)	60,376	2,003,276
Liberty Media Corporation - Interactive - Series A (a)	7,100	124,108
MakeMyTrip Ltd. (a)	9,171	289,161

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Consumer Discretionary - 13.6% (Continued)
Internet & Catalog Retail - 0.6% (Continued)
Orbitz Worldwide, Inc. (a) (b)	146,480	$468,736
Shutterfly, Inc. (a) (b)	3	185
ValueVision Media, Inc. (a) (b)	347,367	2,216,201
Vitacost.com, Inc. (a) (c)	20,359	58,023
		9,797,848
Leisure Equipment & Products - 0.3%
Arctic Cat, Inc. (a) (b)	64,352	1,080,470
Hasbro, Inc.	43,800	2,051,592
Smith & Wesson Holding Corporation (a) (b)	327,819	1,183,427
Steinway Musical Instruments, Inc. (a)	1,870	46,750
Summer Infant, Inc. (a)	3,100	27,404
		4,389,643
Media - 2.4%
A.H. Belo Corporation - Class A (a)	6,969	57,982
Arbitron, Inc. (b)	22,914	886,314
Ascent Media Corporation - Class A (a) (b)	24,372	1,170,587
Ballantyne Strong, Inc. (a)	33,740	227,745
Belo Corporation - Class A (a)	76,225	644,101
Central European Media Enterprises Ltd. (a) (b)	69,502	1,592,291
Cinemark Holdings, Inc. (b)	64,932	1,320,068
CKX, Inc. (a) (b)	359,629	1,643,505
Clear Channel Outdoor Holdings, Inc. (a) (b)	143,131	1,969,483
Crown Media Holdings, Inc. - Class A (a)	8,933	19,563
CTC Media, Inc.	19,701	464,353
Dex One Corporation (a) (b)	119,005	499,821
DreamWorks Animation SKG, Inc. - Class A (a)	12,300	325,827
Entravision Communications Corporation - Class A (a)	11,600	27,376
Fisher Communications, Inc. (a)	7,913	239,368
Global Sources Ltd. (a)	21,802	266,856
Global Traffic Network, Inc. (a) (b)	90,892	1,220,680
Gray Television, Inc. (a)	53,700	149,823
Harte-Hanks, Inc. (b)	53,380	495,900
Insignia Systems, Inc. (a)	19,610	143,153
interCLICK, Inc. (a) (b)	244,527	1,714,134
John Wiley & Sons, Inc. - Class A	23,257	1,184,479
Journal Communications, Inc. (a)	62,947	343,061
Knology, Inc. (a) (b)	81,397	1,241,304
Lamar Advertising Company - Class A (a) (b)	94,781	3,082,278
Liberty Media Corporation - Capital - Series A (a)	200	16,454
LIN TV Corporation - Class A (a)	73,819	394,932
Lions Gate Entertainment Corporation (a) (b)	277,347	1,758,380
Live Nation Entertainment, Inc. (a) (b)	144,164	1,598,779
Madison Square Garden, Inc. - Class A (a) (b)	79,944	2,186,468
MDC Partners, Inc. (b)	58,919	979,823
Morningstar, Inc.	2,946	169,690
National CineMedia, Inc. (b)	95,136	1,659,172
Outdoor Channel Holdings, Inc. (a)	1,012	7,236
PRIMEDIA, Inc.	87,895	430,685
ReachLocal, Inc. (a)	3,300	76,692

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Consumer Discretionary - 13.6% (Continued)
Media - 2.4% (Continued)
Scripps Networks Interactive, Inc. - Class A	600	$30,852
Sinclair Broadcast Group, Inc. - Class A (b)	90,116	1,035,433
Sirius XM Radio, Inc. (a)	2,722,864	5,418,499
Thomson Reuters Corporation	1,100	44,517
Value Line, Inc.	12	168
Warner Music Group Corporation (a) (b)	187,384	1,399,758
World Wrestling Entertainment, Inc.	16,787	176,431
		38,314,021
Multiline Retail - 0.6%
99¢ Only Stores (a)	40,598	818,456
Big Lots, Inc. (a)	2,200	90,442
Dillard's, Inc. (b)	82,405	3,957,088
Dollar General Corporation (a)	1,200	39,108
Fred's, Inc. - Class A	33	461
Gordmans Stores, Inc. (a)	17,288	324,841
Retail Ventures, Inc. (a) (b)	233,089	4,785,317
Saks, Inc. (a)	1,500	17,940
Tuesday Morning Corporation (a) (b)	120,897	604,485
		10,638,138
Specialty Retail - 3.4%
Aéropostale, Inc. (a)	100	2,553
American Eagle Outfitters, Inc.	20,700	322,092
America's Car-Mart, Inc. (a) (b)	29,072	711,683
ANN, Inc. (a)	59,675	1,862,457
Asbury Automotive Group, Inc. (a)	60	1,038
Ascena Retail Group, Inc. (a) (b)	61,333	1,919,110
AutoNation, Inc. (a)	2,900	98,339
bebe stores, inc. (b)	215,420	1,447,622
Big 5 Sporting Goods Corporation (b)	121,493	1,451,841
Body Central Corporation (a) (b)	39,362	951,773
Borders Group, Inc. (a)	2,400	737
Buckle, Inc. (The)	28,908	1,315,025
Build-A-Bear Workshop, Inc. (a)	17,733	108,703
Cabela's, Inc. (a)	79	2,018
Cache, Inc. (a)	200	1,148
Casual Male Retail Group, Inc. (a)	9,700	40,934
Cato Corporation (The) - Class A (b)	19,235	490,685
Charming Shoppes, Inc. (a) (b)	529,135	2,396,982
Chico's FAS, Inc. (b)	150,300	2,198,889
China Auto Logistics, Inc. (a)	300	615
Christopher & Banks Corporation (b)	241,024	1,482,298
Coldwater Creek, Inc. (a) (b)	923,909	2,817,922
Cost Plus, Inc. (a)	13,640	148,540
Destination Maternity Corporation (b)	89,600	2,093,952
Dick's Sporting Goods, Inc. (a)	1,500	61,395
Dreams, Inc. (a)	18,200	42,770
DSW, Inc. - Class A (a) (b)	59,044	2,803,409
Finish Line, Inc. (The) - Class A	130,700	2,808,743
Foot Locker, Inc.	44,596	959,706

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Consumer Discretionary - 13.6% (Continued)
Specialty Retail - 3.4% (Continued)
GameStop Corporation - Class A (a) (b)	129,665	$3,329,797
Genesco, Inc. (a)	6,300	254,394
Group 1 Automotive, Inc.	7,500	322,800
Haverty Furniture Companies, Inc. (a)	1,584	20,750
Hibbett Sports, Inc. (a)	8,700	328,686
Hot Topic, Inc. (b)	177,534	1,191,253
Jos. A. Bank Clothiers, Inc. (a)	500	26,210
Kirkland's, Inc. (a)	11,664	176,010
Lithia Motors, Inc.	21,000	381,990
Men's Wearhouse, Inc. (The)	1,457	40,636
Midas, Inc. (a)	24	174
Monro Muffler Brake, Inc.	4,700	142,786
New York & Company, Inc. (a) (b)	484,764	2,976,451
Office Depot, Inc. (a)	53	228
OfficeMax, Inc. (a)	37,600	374,496
O'Reilly Automotive, Inc. (a)	200	11,812
Pacific Sunwear of California, Inc. (a)	5,100	16,269
Penske Automotive Group, Inc. (a)	20,407	458,749
Pier 1 Imports, Inc. (a) (b)	306,828	3,737,165
Rent-A-Center, Inc.	3,800	115,710
Sally Beauty Holdings, Inc. (a)	13,000	192,270
Select Comfort Corporation (a) (b)	166,567	2,643,418
Shoe Carnival, Inc. (a) (b)	70,015	2,049,339
Signet Jewelers Ltd. (a)	500	21,875
Stage Stores, Inc. (b)	34,272	660,079
Stein Mart, Inc. (a) (b)	239,426	2,604,955
Systemax, Inc. (a)	33,276	430,924
Talbots, Inc. (The) (a)	118,000	634,840
TravelCenters of America, Inc. (a) (b)	88,707	697,237
Ulta Salon, Cosmetics & Fragrance, Inc. (a) (b)	36,100	1,920,159
Vitamin Shoppe, Inc. (a)	11,082	432,420
Williams-Sonoma, Inc.	700	30,387
Winmark Corporation	5,278	220,145
Zale Corporation (a)	18,106	66,630
		55,054,023
Textiles, Apparel & Luxury Goods - 1.4%
American Apparel, Inc. (a)	113,098	163,992
Columbia Sportswear Company	200	13,598
Crocs, Inc. (a)	10,700	215,177
Deckers Outdoor Corporation (a)	800	67,888
Fossil, Inc. (a)	200	19,156
Fuqi International, Inc. (a) (b)	139,748	510,080
G-III Apparel Group Ltd. (a)	45,299	2,032,113
Joe's Jeans, Inc. (a)	150,492	147,332
Kenneth Cole Productions, Inc. (a)	14,671	197,618
LJ International, Inc. (a) (b)	120,888	471,463
Lululemon Athletica, Inc. (a)	756	75,623
Maidenform Brands, Inc. (a)	18,500	585,710
Movado Group, Inc.	60,637	1,012,032

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Consumer Discretionary - 13.6% (Continued)
Textiles, Apparel & Luxury Goods - 1.4% (Continued)
Oxford Industries, Inc.	97,235	$3,340,022
Perry Ellis International, Inc. (a) (b)	29,006	817,389
Quiksilver, Inc. (a) (b)	205,434	893,638
R.G. Barry Corporation	11,800	144,432
Rocky Brands, Inc. (a)	23,415	356,610
Steven Madden Ltd. (a) (b)	78,137	4,152,982
Timberland Company (The) (a) (b)	93,382	4,219,933
Unifi, Inc. (a) (b)	77,445	1,263,902
Vera Bradley, Inc. (a)	300	14,592
Warnaco Group, Inc. (The) (a)	21,500	1,383,740
		22,099,022
Consumer Staples - 2.1%
Beverages - 0.4%
Boston Beer Company, Inc. (The) - Class A (a)	400	37,704
Coca-Cola Bottling Company Consolidated (b)	40,176	2,830,399
Cott Corporation (a) (b)	162,089	1,445,834
Craft Brewers Alliance, Inc. (a)	59,780	550,574
Dr Pepper Snapple Group, Inc.	100	3,920
Heckmann Corporation (a) (b)	290,096	1,827,605
Jones Soda Company (a)	80	94
MGP Ingredients, Inc.	400	3,492
National Beverage Corporation (a)	10,157	141,385
Primo Water Corporation (a)	14,542	218,712
		7,059,719
Food & Staples Retailing - 0.3%
BJ's Wholesale Club, Inc. (a)	1,300	66,716
Casey's General Stores, Inc.	1,088	42,465
Fresh Market, Inc. (The) (a)	1,200	50,184
Ingles Markets, Inc. - Class A (b)	3,145	59,786
Pantry, Inc. (The) (a) (b)	96,044	1,486,761
Pizza Inn, Inc. (a)	300	621
PriceSmart, Inc. (b)	20,771	864,904
Rite Aid Corporation (a) (b)	509,981	566,079
Susser Holdings Corporation (a) (b)	54,288	748,632
Village Super Market, Inc. - Class A	400	10,816
		3,896,964
Food Products - 0.8%
AgFeed Industries, Inc. (a)	21,072	33,926
Alico, Inc.	1,400	36,106
B&G Foods, Inc. (b)	112,589	2,035,609
China Marine Food Group Ltd. (a)	4,246	14,734
Corn Products International, Inc.	300	16,530
Darling International, Inc. (a) (b)	76,768	1,241,338
Dean Foods Company (a)	134,916	1,509,710
Farmer Brothers Company	60	722
Flowers Foods, Inc.	2,791	85,293
Griffin Land & Nurseries, Inc.	100	2,678
Hain Celestial Group, Inc. (The) (a)	13,910	473,079
Harbinger Group, Inc. (a)	36,228	219,904

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Consumer Staples - 2.1% (Continued)
Food Products - 0.8% (Continued)
Hormel Foods Corporation	200	$5,882
HQ Sustainable Maritime Industries, Inc. (a) (c)	1,421	1,975
J & J Snack Foods Corporation (b)	11,407	579,704
J.M. Smucker Company (The)	500	37,535
McCormick & Company, Inc. - Non-Voting Shares	11,200	550,144
Omega Protein Corporation (a) (b)	175,140	2,255,803
Origin Agritech Ltd. (a) (b)	129,127	1,002,025
Pilgrim's Pride Corporation (a) (b)	253,928	1,493,097
Ralcorp Holdings, Inc. (a)	2,100	163,380
Reddy Ice Holdings, Inc. (a)	2,066	6,694
Sara Lee Corporation	1,900	36,480
SkyPeople Fruit Juice, Inc. (a)	18,739	59,965
Smithfield Foods, Inc. (a)	2,300	54,188
SunOpta, Inc. (a) (b)	136,443	963,288
Westway Group, Inc. (a)	1,317	6,032
Yuhe International, Inc. (a)	136	753
		12,886,574
Household Products - 0.1%
Clorox Co. (The)	300	20,898
Oil-Dri Corporation of America	200	4,418
WD-40 Company (b)	25,429	1,055,303
		1,080,619
Personal Products - 0.5%
Alberto-Culver Company	6,900	257,646
American Oriental Bioengineering, Inc. (a)	227,087	342,901
Elizabeth Arden, Inc. (a) (b)	30,229	908,684
Inter Parfums, Inc. (b)	91,883	1,748,533
Nu Skin Enterprises, Inc. - Class A (b)	66,250	2,125,963
Nutraceutical International Corporation (a)	225	3,569
Prestige Brands Holdings, Inc. (a) (b)	45,938	530,584
Reliv' International, Inc.	1,800	3,474
Revlon, Inc. (a) (b)	126,980	2,186,596
Schiff Nutrition International, Inc. (a)	57,072	567,866
		8,675,816
Tobacco - 0.0%
Universal Corporation	637	27,633

Energy - 7.7%
Energy Equipment & Services - 2.4%
Atwood Oceanics, Inc. (a)	1,600	71,888
Basic Energy Services, Inc. (a)	23,690	728,231
Bolt Technology Corporation (a)	700	10,248
Bristow Group, Inc. (a)	300	13,920
Bronco Drilling Company, Inc. (a) (b)	269,910	2,963,612
Cal Dive International, Inc. (a)	222,847	1,751,577
CARBO Ceramics, Inc.	200	32,188
Core Laboratories N.V.	1,600	153,568
Dawson Geophysical Company (a)	37	1,650

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Energy - 7.7% (Continued)
Energy Equipment & Services - 2.4% (Continued)
Diamond Offshore Drilling, Inc.	300	$22,761
Dresser-Rand Group, Inc. (a)	1,212	63,678
ENGlobal Corporation (a)	12,699	51,812
Exterran Partners, L.P. (b)	20,137	578,536
FMC Technologies, Inc. (a)	2,900	134,792
Global Geophysical Services, Inc. (a)	47,785	907,437
Global Industries Ltd. (a) (b)	189,483	1,868,302
Gulf Island Fabrication, Inc. (b)	42,371	1,497,391
Gulfmark Offshore, Inc. - Class A (a) (b)	7,500	319,275
Helix Energy Solutions Group, Inc. (a) (b)	180,893	3,424,304
Hercules Offshore, Inc. (a) (b)	294,664	1,849,017
Hornbeck Offshore Services, Inc. (a)	83	2,426
ION Geophysical Corporation (a) (b)	120,950	1,528,808
Lufkin Industries, Inc.	1,900	175,427
Matrix Service Company (a)	22,621	327,100
Mitcham Industries, Inc. (a)	39,515	631,450
Natural Gas Services Group, Inc. (a)	17	307
Newpark Resources, Inc. (a)	200	1,806
Noble Corporation (a)	200	8,602
North American Energy Partners, Inc. (a) (b)	78,976	900,326
Oil States International, Inc. (a)	100	8,301
OYO Geospace Corporation (a) (b)	16,934	1,579,604
Parker Drilling Company (a)	483,181	3,445,081
Patterson-UTI Energy, Inc.	500	15,555
Pioneer Drilling Company (a) (b)	258,239	4,002,705
Precision Drilling Corporation (a)	3,300	49,962
RigNet, Inc. (a)	10,193	197,744
SEACOR Holdings, Inc. (a) (b)	23,780	2,350,177
Superior Energy Services, Inc. (a) (b)	1,400	53,788
Tesco Corporation (a)	5,900	110,979
TGC Industries, Inc. (a)	38,004	312,773
Transocean Ltd. (a)	100	7,275
Union Drilling, Inc. (a) (b)	178,675	2,422,833
Unit Corporation (a) (b)	20,900	1,317,118
Vantage Drilling Company (a) (b)	875,106	1,557,689
Willbros Group, Inc. (a) (b)	174,128	1,871,876
		39,323,899
Oil, Gas & Consumable Fuels - 5.3%
Abraxas Petroleum Corporation (a)	19,730	100,228
Adams Resources & Energy, Inc.	700	20,594
Advantage Oil & Gas Ltd. (a)	7,500	63,900
Alliance Resource Partners, L.P.	3,300	271,788
Alon USA Energy, Inc. (b)	139,575	1,919,156
Amyris, Inc. (a)	10,600	280,158
Andatee China Marine Fuel Services Corporation (a)	213	690
Approach Resources, Inc. (a)	21,800	641,792
Atlas Energy, L.P.	3,313	88,325
Baytex Energy Corporation	300	18,486
Berry Petroleum Company - Class A	1,000	53,130

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Energy - 7.7% (Continued)
Oil, Gas & Consumable Fuels - 5.3% (Continued)
BMB Munai, Inc. (a)	7,652	$7,315
Boardwalk Pipeline Partners, L.P.	18,348	614,108
BP Prudhoe Bay Royalty Trust	492	57,333
BreitBurn Energy Partners, L.P.	48,200	1,070,522
Brigham Exploration Company (a)	1,500	50,295
Buckeye Partners, L.P.	424	27,585
Cabot Oil & Gas Corporation	500	28,140
Callon Petroleum Company (a) (b)	353,337	2,420,358
Calumet Specialty Products Partners, L.P. (b)	35,611	786,291
CAMAC Energy, Inc. (a)	382,460	608,111
Cameco Corporation	75,400	2,222,792
Capital Product Partners, L.P.	13,687	154,663
Clayton Williams Energy, Inc. (a)	2,400	217,368
Cloud Peak Energy, Inc. (a)	8,000	166,560
Cobalt International Energy, Inc. (a)	200	2,800
Concho Resources, Inc. (a)	300	32,055
Crestwood Midstream Partners, L.P. (b)	24,257	726,255
Crimson Exploration, Inc. (a)	200,861	813,487
Cross Timbers Royalty Trust	1,611	73,510
Crosstex Energy, Inc. (b)	79,830	842,206
Crosstex Energy, L.P.	28,784	568,772
Crude Carriers Corporation (b)	30,967	402,571
CVR Energy, Inc. (a) (b)	195,900	4,354,857
DCP Midstream Partners, L.P.	90	4,009
Delek US Holdings, Inc. (b)	74,548	1,001,180
Delta Petroleum Corporation (a)	3,882	3,250
Denbury Resources, Inc. (a)	4,300	97,051
Denison Mines Corporation (a) (b)	635,268	1,486,527
Dorchester Minerals, L.P. (b)	20,139	577,184
Duncan Energy Partners, L.P.	600	25,884
Eagle Rock Energy Partners, L.P.	51,513	644,943
ECA Marcellus Trust I (b)	26,881	770,141
El Paso Pipeline Partners, L.P.	600	22,224
Enbridge Energy Management, LLC	7,346	250,646
Enbridge, Inc.	300	19,449
Encore Energy Partners, L.P. (b)	29,213	734,415
Endeavour International Corporation (a) (b)	218,822	3,172,919
Energy Partners Ltd. (a) (b)	88,274	1,607,470
Energy Transfer Partners, L.P.	400	21,728
Energy XXI (Bermuda) Ltd. (a)	440	15,950
Equal Energy Ltd. (a)	32,714	254,188
Evolution Petroleum Corporation (a)	1,760	13,957
Frontier Oil Corporation (b)	157,700	4,406,138
Genesis Energy, L.P.	70	1,954
GeoMet, Inc. (a)	3,571	5,178
GeoResources, Inc. (a) (b)	15,644	453,989
Gevo, Inc. (a)	1,400	27,090
Global Partners, L.P. (b)	140,607	3,945,432
Golar LNG Ltd. (b)	98,940	3,221,486

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Energy - 7.7% (Continued)
Oil, Gas & Consumable Fuels - 5.3% (Continued)
Gran Tierra Energy, Inc. (a)	7,500	$55,650
Holly Corporation	29,052	1,682,111
Holly Energy Partners, L.P. (b)	14,213	778,730
Hugoton Royalty Trust	7,200	172,512
Imperial Oil Ltd.	4,100	216,726
Ivanhoe Energy, Inc. (a) (b)	1,280,542	3,611,128
K-Sea Transportation Partners, L.P. (a)	73,558	600,969
Legacy Reserves, L.P.	1,146	37,027
Longwei Petroleum Investment Holding Ltd. (a)	251,181	452,126
Magellan Petroleum Corporation (a)	15,474	36,673
Martin Midstream Partners, L.P. (b)	20,125	833,980
Miller Energy Resources, Inc. (a)	39	225
MV Oil Trust (b)	5,468	226,977
Natural Resource Partners, L.P.	600	20,646
Niska Gas Storage Partners, LLC (b)	48,975	1,057,860
Northern Oil and Gas, Inc. (a) (b)	60,800	1,444,608
NuStar Energy, L.P.	1,500	101,715
Oasis Petroleum, Inc. (a)	12,925	397,185
Oxford Resource Partners, L.P. (b)	22,244	575,452
PAA Natural Gas Storage, L.P.	38,886	953,874
Panhandle Oil & Gas, Inc.	329	9,956
Penn Virginia Resource Partners, L.P.	648	18,248
Permian Basin Royalty Trust (b)	33,162	729,564
PetroQuest Energy, Inc. (a) (b)	86,831	760,640
Pioneer Southwest Energy Partners, L.P. (b)	19,430	690,348
PostRock Energy Corporation (a)	28,043	225,185
QEP Resources, Inc.	500	21,365
QR Energy, L.P.	25,299	574,034
RAM Energy Resources, Inc. (a) (b)	787,200	1,621,632
Regency Energy Partners, L.P.	1,100	30,536
REX American Resources Corporation (a)	1,431	24,728
Rhino Resource Partners, L.P.	56	1,429
Rosetta Resources, Inc. (a)	1,500	68,895
Sabine Royalty Trust (b)	12,891	891,413
SandRidge Energy, Inc. (a)	3,775	46,659
SemGroup Corporation - Class A (a)	26,800	751,740
Ship Finance International Ltd.	200	3,998
Sino Clean Energy, Inc. (a)	13,665	39,355
Southern Union Company	7,301	218,300
Spectra Energy Partners, L.P.	2,511	86,403
Stone Energy Corporation (a) (b)	85,650	3,028,584
Swift Energy Company (a)	1,996	78,223
Targa Resources Partners, L.P.	18,674	656,204
Teekay Corporation	21,010	714,130
Teekay LNG Partners, L.P.	2,354	89,264
Teekay Tankers Ltd. - Class A (b)	186,717	1,755,140
Tengasco, Inc. (a)	71,541	70,117
Toreador Resources Corporation (a)	40,219	326,176
TransAtlantic Petroleum Ltd. (a) (b)	1,499,173	3,942,825

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Energy - 7.7% (Continued)
Oil, Gas & Consumable Fuels - 5.3% (Continued)
TransCanada Corporation	4,000	$171,760
Transglobe Energy Corporation (a) (b)	31,836	464,806
TransMontaigne Partners, L.P. (b)	19,607	707,028
Triangle Petroleum Corporation (a)	83,247	656,819
Tsakos Energy Navigation Ltd. (b)	66,826	694,322
Uranerz Energy Corporation (a)	96,957	269,540
Uranium Resources, Inc. (a)	1,008,536	1,835,535
Ur-Energy, Inc. (a)	34,532	55,596
VAALCO Energy, Inc. (a) (b)	182,147	1,269,565
Vanguard Natural Resources, LLC (b)	22,321	738,602
Venoco, Inc. (a) (b)	226,564	4,211,825
Westmoreland Coal Company (a)	32,186	602,522
		84,899,768
Financials - 15.2%
Capital Markets - 1.8%
American Capital Ltd. (a)	1,585	16,278
Apollo Investment Corporation	4,409	52,247
Ares Capital Corporation	200	3,542
Artio Global Investors, Inc. (b)	24,731	406,330
Blackstone Group, L.P. (The)	63,000	1,193,220
Calamos Asset Management, Inc. - Class A (b)	166,171	2,703,602
Diamond Hill Investment Group, Inc. (a)	700	57,400
Duff & Phelps Corporation	25,948	399,340
Eaton Vance Corporation	1,200	40,524
Ellington Financial, LLC	23,289	529,592
Epoch Holding Corporation	1,636	28,368
Fifth Street Finance Corporation	8,234	109,759
Financial Engines, Inc. (a)	6,408	182,179
Fortress Investment Group, LLC - Class A (a) (b)	285,208	1,759,733
FXCM, Inc.	48,681	647,944
GFI Group, Inc. (b)	219,192	1,120,071
Gleacher & Company, Inc. (a) (b)	183,867	347,509
Golub Capital BDC, Inc.	13,610	218,304
Harris & Harris Group, Inc. (a)	17,029	88,891
Hercules Technology Growth Capital, Inc.	41,293	443,900
HFF, Inc. - Class A (a) (b)	130,873	1,959,169
Horizon Technology Finance Corporation	17,909	286,544
Internet Capital Group, Inc. (a) (b)	37,144	515,930
Investment Technology Group, Inc. (a) (b)	118,141	2,021,393
Janus Capital Group, Inc.	200	2,434
KKR & Company, L.P.	11,200	212,352
Kohlberg Capital Corporation	36,096	269,998
Ladenburg Thalmann Financial Services, Inc. (a)	25,416	29,737
Lazard Ltd. - Class A	500	20,500
Medley Capital Corporation (a)	2,100	24,570
Och-Ziff Capital Management Group, LLC	308,086	4,950,942
PennantPark Investment Corporation	5,337	65,859
Prospect Capital Corporation	19,600	237,356
Safeguard Scientifics, Inc. (a)	9,952	194,562

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Financials - 15.2% (Continued)
Capital Markets - 1.8% (Continued)
Sanders Morris Harris Group, Inc.	179	$1,545
SEI Investments Company	78,600	1,755,138
Solar Capital Ltd. (b)	82,948	2,105,220
Stifel Financial Corporation (a)	800	36,544
TICC Capital Corporation (b)	130,763	1,482,852
U.S. Global Investors, Inc.	12,557	123,687
Virtus Investment Partners, Inc. (a) (b)	23,073	1,218,485
Waddell & Reed Financial, Inc. - Class A	38,471	1,577,696
		29,441,246
Commercial Banks - 2.6%
1st Source Corporation	2,376	50,419
1st United Bancorp, Inc. (a)	65,943	459,623
ACNB Corporation	200	3,050
AmeriServ Financial, Inc. (a)	100	240
Ames National Corporation	200	3,692
Associated Banc-Corp	1,240	18,104
BancFirst Corporation	3,471	139,777
Banco Latinoamericano de Comercio Exterior, S.A. - Class E - ADR (b)	8,754	151,969
Bancorp Rhode Island, Inc.	2,100	93,156
Bancorp, Inc. (The) (a) (b)	120,505	1,179,744
Bank of Hawaii Corporation	500	24,395
Bank of Kentucky Financial Corporation	200	4,666
Banner Corporation (b)	1,098,865	3,021,879
BOK Financial Corporation	301	16,188
Bryn Mawr Bank Corporation	3,727	75,099
Capital Bank Corporation (a)	800	3,400
CapitalSource, Inc. (b)	338,590	2,261,781
Cardinal Financial Corporation (b)	52,942	595,068
Cathay General Bancorp	2,400	40,920
Center Bancorporation, Inc.	177	1,692
Center Financial Corporation (a) (b)	39,589	288,604
Chemical Financial Corporation	2,500	50,325
Citizens & Northern Corporation	3,590	61,640
Citizens Republic Bancorp, Inc. (a)	300	275
CNB Financial Corporation	54	749
Commerce Bancshares, Inc. (b)	94,896	4,038,774
Community Trust Bancorp, Inc.	11,173	316,196
Credicorp Ltd.	3,600	347,472
Danvers Bancorp, Inc.	13,569	305,981
East West Bancorp, Inc. (b)	2,500	52,825
Eastern Virginia Bankshares, Inc.	200	706
Enterprise Bancorp, Inc.	100	1,774
Enterprise Financial Services Corporation	5,250	78,225
Farmers Capital Bank Corporation (a)	3	21
Financial Institutions, Inc.	31,040	527,680
First BanCorp (North Carolina)	6,080	84,877
First Commonwealth Financial Corporation	24,219	150,158
First Community Bancshares, Inc.	11	163

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Financials - 15.2% (Continued)
Commercial Banks - 2.6% (Continued)
First Financial Corporation	3,865	$124,298
First Horizon National Corporation (b)	267,854	2,933,002
First Interstate BancSystem, Inc.	16,946	231,821
First of Long Island Corporation (The)	1,900	51,395
First Republic Bank (a)	1,200	37,620
First South Bancorp, Inc.	3,700	16,576
Fulton Financial Corporation (b)	112,900	1,318,672
Hancock Holding Company (b)	91,141	2,976,665
Hanmi Financial Corporation (a) (b)	511,145	674,711
Home BancShares, Inc. (b)	13,079	313,504
Hudson Valley Holding Corporation	8,595	194,333
Lakeland Financial Corporation	9,045	198,176
Marshall & Ilsley Corporation	1,600	13,072
MB Financial, Inc.	26,388	545,968
NBT Bancorp, Inc.	8,401	189,863
NewBridge Bancorp (a)	100	460
Old National Bancorp	34,850	360,698
Old Point Financial Corporation	100	1,166
Orrstown Financial Services, Inc.	1,000	27,240
Pacific Capital Bancorp (a) (b)	16,441	500,464
Pacific Mercantile Bancorp (a)	100	430
Patriot National Bancorp (a)	6	12
Peapack-Gladstone Financial Corporation	100	1,329
Peoples Bancorp, Inc.	3,291	44,856
Popular, Inc. (a) (b)	206,041	649,029
PrivateBancorp, Inc. (b)	77,100	1,213,554
Rurban Financial Corporation (a)	500	1,625
Seacoast Banking Corporation of Florida (a)	278,351	498,248
Signature Bank (a)	300	17,463
StellarOne Corporation	1,100	15,400
Sterling Bancorp (b)	34,369	355,719
Sterling Bancshares, Inc.	48,460	430,809
Summit Financial Group, Inc. (a)	200	736
Sun Bancorp, Inc. (a)	275,475	1,002,729
Susquehanna Bancshares, Inc. (b)	154,255	1,422,231
Synovus Financial Corporation (b)	1,637,188	4,092,970
Tower Bancorp, Inc. (b)	21,912	475,710
Trustmark Corporation	55,990	1,301,208
UMB Financial Corporation	13	547
Umpqua Holdings Corporation	59,195	687,254
Union First Market Bankshares Corporation	19,736	251,239
United Community Banks, Inc. (a)	74,358	178,459
Univest Corporation of Pennsylvania	15	252
Wells Fargo & Company	75,200	2,189,072
WesBanco, Inc.	14,379	291,894
West Coast Bancorp (a)	138,346	495,279
Whitney Holding Corporation	12,039	163,008
Wilmington Trust Corporation (b)	228,312	1,029,687

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Financials - 15.2% (Continued)
Commercial Banks - 2.6% (Continued)
Zions Bancorporation	600	$14,670
		41,986,430
Consumer Finance - 0.3%
Advance America, Cash Advance Centers, Inc. (b)	90,541	532,381
Credit Acceptance Corporation (a) (b)	9,934	803,661
Dollar Financial Corporation (a)	29,572	679,860
EZCORP, Inc. - Class A (a)	3,400	107,066
First Cash Financial Services, Inc. (a)	8,500	333,540
Imperial Holdings, Inc. (a)	200	1,988
Nelnet, Inc. - Class A (b)	114,029	2,626,088
NetSpend Holdings, Inc. (a)	28,701	333,219
		5,417,803
Diversified Financial Services - 0.8%
Asta Funding, Inc.	266	2,157
Citigroup, Inc. (a)	600	2,754
Compass Diversified Holdings, Inc. (b)	109,860	1,841,254
Encore Capital Group, Inc. (a) (b)	119,084	3,565,375
Interactive Brokers Group, Inc. - Class A (a) (b)	246,150	4,317,471
MarketAxess Holdings, Inc. (b)	60,559	1,474,612
MSCI, Inc. - Class A (a)	1,500	53,205
NewStar Financial, Inc. (a)	762	9,106
PICO Holdings, Inc. (a) (b)	12,536	402,656
Portfolio Recovery Associates, Inc. (a) (b)	8,258	745,367
Resource America, Inc. - Class A	500	3,075
Sprott Resource Lending Corporation (a)	50	91
Texas Pacific Land Trust	1,200	57,000
		12,474,123
Insurance - 3.2%
Alterra Capital Holdings Ltd. (b)	85,824	1,886,412
American National Insurance Company (b)	14,053	1,111,592
American Safety Insurance Holdings Ltd. (a) (b)	7,169	145,961
AMERISAFE, Inc. (a)	12,115	270,528
Aspen Insurance Holdings Ltd.	26,300	751,391
Assured Guaranty Ltd. (b)	144,700	2,459,900
Axis Capital Holdings Ltd.	9,100	321,776
Berkley (W.R.) Corporation	37,726	1,230,245
Brown & Brown, Inc.	400	10,340
Cincinnati Financial Corporation	200	6,336
Citizens, Inc. (a)	1	7
CNA Surety Corporation (a) (b)	69,763	1,848,022
CNO Financial Group, Inc. (a) (b)	324,025	2,611,641
Eastern Insurance Holdings, Inc.	1,790	24,004
EMC Insurance Group, Inc.	1,198	26,128
Employers Holdings, Inc. (b)	65,314	1,316,730
Endurance Specialty Holdings Ltd.	12,700	563,118
Enstar Group Ltd. (a) (b)	7,556	847,405
Erie Indemnity Company - Class A (b)	27,685	2,005,225
FBL Financial Group, Inc. - Class A (b)	17,620	537,410
Fidelity National Financial, Inc. - Class A	2,792	43,108

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Financials - 15.2% (Continued)
Insurance - 3.2% (Continued)
First American Financial Corporation (b)	76,588	$1,194,773
Flagstone Reinsurance Holdings, S.A.	39,050	328,410
FPIC Insurance Group, Inc. (a) (b)	37,074	1,368,772
Genworth Financial, Inc. - Class A (a)	100	1,219
Global Indemnity plc (a)	8,621	220,180
Greenlight Capital Re Ltd. - Class A (a) (b)	11,236	316,293
Hallmark Financial Services, Inc. (a)	38,609	330,107
Hanover Insurance Group, Inc. (The) (b)	32,700	1,380,594
Harleysville Group, Inc.	10,170	326,254
HCC Insurance Holdings, Inc.	36,078	1,173,978
Horace Mann Educators Corporation (b)	102,195	1,827,247
Infinity Property & Casualty Corporation (b)	31,126	1,839,547
Kansas City Life Insurance Company (b)	18,230	583,907
Maiden Holdings Ltd. (b)	149,273	1,112,084
Manulife Financial Corporation	100	1,797
Meadowbrook Insurance Group, Inc. (b)	8,301	85,002
Mercury General Corporation (b)	23,236	923,399
Montpelier Re Holdings Ltd.	185,428	3,354,393
National Western Life Insurance Company	2	322
Navigators Group, Inc. (The) (a)	3,814	197,680
OneBeacon Insurance Group Ltd. (b)	109,829	1,543,097
Platinum Underwriters Holdings Ltd.	225	8,507
Presidential Life Corporation (b)	98,904	1,101,791
ProAssurance Corporation (a)	1,200	79,680
Protective Life Corporation	500	13,455
RenaissanceRe Holdings Ltd.	300	21,084
Safety Insurance Group, Inc. (b)	27,614	1,292,887
SeaBright Holdings, Inc.	16,135	164,900
Selective Insurance Group, Inc. (b)	70,113	1,236,793
StanCorp Financial Group, Inc.	410	17,671
State Auto Financial Corporation	1,145	19,442
Sun Life Financial, Inc.	500	16,380
Symetra Financial Corporation (b)	83,574	1,160,007
Transatlantic Holdings, Inc. (b)	55,300	2,725,737
United Fire & Casualty Company (b)	26,542	525,532
Unitrin, Inc. (b)	143,618	4,343,008
Universal Insurance Holdings, Inc. (b)	288,290	1,559,649
Validus Holdings Ltd. (b)	51,461	1,674,541
Willis Group Holdings plc	15,486	639,882
		52,727,280
Real Estate Investment Trusts (REIT) - 4.4%
Acadia Realty Trust	5,200	108,420
AMB Property Corporation	1,200	43,680
American Assets Trust, Inc.	22,900	505,632
American Campus Communities, Inc.	11,300	397,195
American Capital Agency Corporation	231,300	6,733,143
Anworth Mortgage Asset Corporation (b)	287,081	2,061,242
Apartment Investment & Management Company - Class A	1,200	32,352

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Financials - 15.2% (Continued)
Real Estate Investment Trusts (REIT) - 4.4% (Continued)
Arbor Realty Trust, Inc. (a)	478	$2,514
Associated Estates Realty Corporation	18,600	309,504
Brandywine Realty Trust	37,052	470,560
BRE Properties, Inc.	3,248	164,739
Campus Crest Communities, Inc.	19,361	228,847
CapLease, Inc.	1,097	6,143
Capstead Mortgage Corporation	20,633	273,181
Care Investment Trust, Inc. (a)	19,201	120,006
CBL & Associates Properties, Inc.	400	7,428
Cedar Shopping Centers, Inc. (b)	91,240	538,316
Chatham Lodging Trust	20,199	326,214
Chesapeake Lodging Trust (b)	107,109	1,925,820
Chimera Investment Corporation	600	2,430
Cogdell Spencer, Inc. (b)	299,333	1,810,965
Colony Financial, Inc. (b)	97,651	1,824,121
CommonWealth REIT (b)	96,200	2,634,918
CoreSite Realty Corporation	11,204	176,911
Cousins Properties, Inc.	30,104	270,936
CreXus Investment Corporation (b)	212,037	2,472,351
Cypress Sharpridge Investments, Inc.	4,607	56,896
DCT Industrial Trust, Inc. (b)	847,034	4,921,268
Digital Realty Trust, Inc.	300	18,102
Dynex Capital, Inc. (b)	74,127	732,375
EastGroup Properties, Inc.	2,200	101,332
Education Realty Trust, Inc.	174,301	1,483,301
Equity One, Inc.	800	15,856
Excel Trust, Inc.	10,868	129,329
FelCor Lodging Trust, Inc. (a) (b)	152,501	969,906
First Industrial Realty Trust, Inc. (a)	15,100	189,052
First Potomac Realty Trust (b)	16,077	260,930
General Growth Properties, Inc.	4,600	76,820
Getty Realty Corporation	3,252	82,633
Gladstone Commercial Corporation	29	529
Government Properties Income Trust (b)	15,474	424,297
Gramercy Capital Corporation (a) (b)	552,396	1,651,664
Hatteras Financial Corporation	500	14,205
Healthcare Realty Trust, Inc.	500	11,420
Hersha Hospitality Trust (b)	444,618	2,641,031
Highwoods Properties, Inc.	9,100	335,790
Home Properties, Inc.	500	31,700
Hospitality Properties Trust (b)	50,740	1,225,371
Hudson Pacific Properties, Inc.	1,025	15,354
Inland Real Estate Corporation	25,555	249,672
Invesco Mortgage Capital, Inc. (b)	47,606	1,082,560
Kite Realty Group Trust (b)	104,493	543,364
LaSalle Hotel Properties	4,600	129,444
Liberty Property Trust	99	3,482
LTC Properties, Inc. (b)	53,939	1,586,885
Mack-Cali Realty Corporation (b)	62,100	2,193,372

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Financials - 15.2% (Continued)
Real Estate Investment Trusts (REIT) - 4.4% (Continued)
Medical Properties Trust, Inc.	3,206	$39,562
MFA Financial, Inc. (b)	35,200	280,896
Mid-America Apartment Communities, Inc.	2,700	180,495
Mission West Properties, Inc.	18,841	144,699
Monmouth Real Estate Investment Corporation - Class A	8,463	70,751
MPG Office Trust, Inc. (a)	191,995	639,343
Nationwide Health Properties, Inc.	21,500	941,700
Newcastle Investment Corporation (a) (b)	260,960	1,646,658
NorthStar Realty Finance Corporation	45,233	228,427
One Liberty Properties, Inc. (b)	93,324	1,447,455
Pebblebrook Hotel Trust	36,356	779,836
PennyMac Mortgage Investment Trust (b)	171,036	3,133,380
Piedmont Office Realty Trust, Inc. - Class A	1,900	37,810
Post Properties, Inc.	5,000	203,000
PS Business Parks, Inc.	1,486	89,546
RAIT Financial Trust	230,719	562,954
Redwood Trust, Inc.	18,008	285,067
Regency Centers Corporation	500	23,530
Resource Capital Corporation	118,974	770,952
Retail Opportunity Investments Corporation	25,993	293,461
Sabra Health Care REIT, Inc. (b)	35,848	602,963
Saul Centers, Inc. (b)	52,402	2,294,684
Senior Housing Properties Trust (b)	110,000	2,609,200
Sovran Self Storage, Inc. (b)	14,516	620,994
Starwood Property Trust, Inc.	28,372	646,598
Strategic Hotels & Resorts, Inc. (a) (b)	122,631	836,343
Two Harbors Investment Corporation (b)	152,109	1,591,060
Universal Health Realty Income Trust	4,052	174,682
Urstadt Biddle Properties, Inc. - Class A	11,782	231,870
U-Store-It Trust (b)	44,292	503,157
Vestin Realty Mortgage II, Inc. (a)	200	274
Walter Investment Management Corporation	206,308	3,676,409
Winthrop Realty Trust (b)	43,051	522,209
		70,735,473
Real Estate Management & Development - 0.3%
Altisource Portfolio Solutions, S.A. (a) (b)	31,758	1,031,500
Avatar Holdings, Inc. (a)	11,094	199,692
Brookfield Properties Corporation	26,871	531,508
FirstService Corporation (a)	5,098	194,667
Forest City Enterprises, Inc. - Class A (a)	200	3,842
Forestar Group, Inc. (a)	11,974	235,529
Grubb & Ellis Company (a)	98	72
Howard Hughes Corporation (a)	1	64
Kennedy-Wilson Holdings, Inc. (a)	20,152	230,740
MI Developments, Inc.	1,600	49,040
Preferred Apartment Communities, Inc. - Class A (a)	1,400	13,552
Tejon Ranch Company (a) (b)	59,148	2,108,035
		4,598,241

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Financials - 15.2% (Continued)
Thrifts & Mortgage Finance - 1.8%
Abington Bancorp, Inc. (b)	91,052	$1,103,550
America First Tax Exempt Investors, L.P.	62	352
Astoria Financial Corporation	16,300	235,861
Bank Mutual Corporation	37,343	152,733
Beneficial Mutual Bancorp, Inc. (a)	20,858	180,005
Brookline Bancorp, Inc.	18,632	171,787
Capitol Federal Financial, Inc. (b)	118,063	1,336,473
Clifton Savings Bancorp, Inc.	61	699
Doral Financial Corporation (a) (b)	304,618	456,927
ESSA Bancorp, Inc.	1,914	24,021
Federal National Mortgage Association (a)	6,927	3,013
First Defiance Financial Corporation (a)	300	4,104
First Financial Holdings, Inc.	981	10,771
First Financial Northwest, Inc. (a)	21	131
First Niagara Financial Group, Inc. (b)	799,404	11,511,418
First PacTrust Bancorp, Inc.	20,301	314,463
Flagstar Bancorp, Inc. (a) (b)	953,289	1,487,131
Flushing Financial Corporation	23,800	350,336
Fox Chase Bancorp, Inc. (a)	44,291	604,572
Freddie Mac (a)	53	23
Hudson City Bancorp, Inc.	102,100	973,013
Kaiser Federal Financial Group, Inc.	2,308	28,989
MGIC Investment Corporation (a)	40,203	348,158
Northwest Bancshares, Inc. (b)	168,885	2,126,262
OceanFirst Financial Corporation	10	145
Ocwen Financial Corporation (a) (b)	117,620	1,407,911
Oritani Financial Corporation (b)	51,401	630,176
Peoples Federal Bancshares, Inc. (a)	119	1,643
PMI Group, Inc. (The) (a)	748,434	1,616,617
Provident New York Bancorp	1,833	17,194
Rockville Financial, Inc.	34,501	342,595
Territorial Bancorp, Inc.	200	4,014
ViewPoint Financial Group (b)	144,418	1,783,562
Walker & Dunlap, Inc. (a)	3,744	44,891
Washington Federal, Inc. (b)	18,310	294,608
WSFS Financial Corporation	20,351	915,184
		28,483,332
Health Care - 15.1%
Biotechnology - 4.0%
Acadia Pharmaceuticals, Inc. (a)	196,484	540,331
Achillion Pharmaceuticals, Inc. (a) (b)	319,679	1,783,809
Affymax, Inc. (a)	60,158	393,433
Agenus, Inc. (a)	5,146	4,883
Alkermes, Inc. (a)	7,688	110,861
Allos Therapeutics, Inc. (a)	238,983	695,441
Amicus Therapeutics, Inc. (a)	18,216	131,155
Anadys Pharmaceuticals, Inc. (a)	1,174	1,432
Ariad Pharmaceuticals, Inc. (a)	103,508	884,993
ArQule, Inc. (a) (b)	75,082	530,079

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Health Care - 15.1% (Continued)
Biotechnology - 4.0% (Continued)
Array BioPharma, Inc. (a)	405,665	$1,253,505
AspenBio Pharma, Inc. (a)	500	342
AVEO Pharmaceuticals, Inc. (a) (b)	108,409	1,686,844
AVI BioPharma, Inc. (a)	2,900	5,220
Celera Corporation (a) (b)	747,004	5,908,802
Celldex Therapeutics, Inc. (a)	201,818	859,745
Chelsea Therapeutics International Ltd. (a)	42,350	199,469
Codexis, Inc. (a) (b)	47,810	501,527
Cubist Pharmaceuticals, Inc. (a) (b)	177,770	6,017,515
Curis, Inc. (a) (b)	71,586	297,440
Cyclacel Pharmaceuticals, Inc. (a)	11,800	16,992
Cytokinetics, Inc. (a) (b)	320,984	478,266
CytRx Corporation (a)	3,109	2,803
DUSA Pharmaceuticals, Inc. (a)	130,214	636,746
Dyax Corporation (a)	63,300	126,600
Dynavax Technologies Corporation (a)	217,150	603,677
Emergent BioSolutions, Inc. (a) (b)	53,016	1,230,501
Halozyme Therapeutics, Inc. (a) (b)	115,048	762,768
Idenix Pharmaceuticals, Inc. (a)	71,467	363,052
ImmunoGen, Inc. (a) (b)	263,403	3,519,064
Immunomedics, Inc. (a)	133,944	566,583
Inhibitex, Inc. (a) (b)	521,172	2,188,922
Inovio Pharmaceuticals, Inc. (a)	4,141	3,940
Insmed, Inc. (a)	1,708	14,894
InterMune, Inc. (a) (b)	57,302	2,557,961
Ironwood Pharmaceuticals, Inc. (a) (b)	101,352	1,481,766
Lexicon Pharmaceuticals, Inc. (a) (b)	104,457	175,488
Ligand Pharmaceuticals, Inc. (a)	31,435	349,243
Maxygen, Inc. (a)	66,247	341,835
Medivation, Inc. (a)	53,807	1,329,033
Micromet, Inc. (a) (b)	186,073	1,257,853
Myrexis, Inc. (a)	20,544	87,107
Myriad Genetics, Inc. (a)	8,400	180,096
Nabi Biopharmaceuticals (a)	158,448	915,829
Novavax, Inc. (a)	358,617	919,853
NPS Pharmaceuticals, Inc. (a) (b)	185,493	1,923,562
Omeros Corporation (a)	10,490	56,017
OncoGenex Pharmaceutical, Inc. (a)	32,702	507,208
Oncothyreon, Inc. (a)	56	254
Onyx Pharmaceuticals, Inc. (a) (b)	1,300	48,841
OPKO Health, Inc. (a) (b)	485,901	1,933,886
Peregrine Pharmaceuticals, Inc. (a) (b)	912,176	2,262,196
PharmAthene, Inc. (a)	281	1,051
Progenics Pharmaceuticals, Inc. (a)	16,832	124,725
Protalix BioTherapeutics, Inc. (a)	44,694	311,517
QLT, Inc. (a) (b)	117,622	958,619
Regeneron Pharmaceuticals, Inc. (a)	5,018	256,470
Repligen Corporation (a)	25,491	102,474
Rexahn Pharmaceuticals, Inc. (a)	4,540	5,539

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Health Care - 15.1% (Continued)
Biotechnology - 4.0% (Continued)
Rigel Pharmaceuticals, Inc. (a)	64,525	$587,823
Rosetta Genomics Ltd. (a)	300	120
Sinovac Biotech Ltd. (a) (b)	84,219	335,192
Spectrum Pharmaceuticals, Inc. (a) (b)	181,256	1,631,304
Sunesis Pharmaceuticals, Inc. (a)	8,480	22,981
SuperGen, Inc. (a)	533,961	1,447,034
Synta Pharmaceuticals Corporation (a)	8,129	49,343
Talecris Biotherapeutics Holdings Corporation (a) (b)	93,807	2,619,091
Targacept, Inc. (a) (b)	35,684	862,839
Transition Therapeutics, Inc. (a)	313	1,265
Vical, Inc. (a) (b)	741,154	2,786,739
XOMA Ltd. (a)	54,296	161,802
YM BioSciences, Inc. (a) (b)	204,850	673,956
Zalicus, Inc. (a) (b)	763,130	2,335,178
ZIOPHARM Oncology, Inc. (a) (b)	61,956	468,387
Zogenix, Inc. (a)	1,082	5,378
		64,398,489
Health Care Equipment & Supplies - 4.4%
Abaxis, Inc. (a)	6	174
ABIOMED, Inc. (a)	96,783	1,682,089
Accuray, Inc. (a) (b)	112,933	1,003,974
Alere, Inc. (a)	19,325	717,730
Align Technology, Inc. (a)	1,700	41,038
Alimera Sciences, Inc. (a)	800	7,120
Alphatec Holdings, Inc. (a) (b)	197,561	628,244
American Medical Systems Holdings, Inc. (a)	337,400	9,953,300
AngioDynamics, Inc. (a)	11,058	180,245
Angiotech Pharmaceuticals, Inc. (a)	1,600	30
Anika Therapeutics, Inc. (a)	66,770	556,862
Antares Pharma, Inc. (a)	34	63
ArthroCare Corporation (a) (b)	39,021	1,378,612
AtriCure, Inc. (a)	34,131	461,451
Atrion Corporation	5	866
Beckman Coulter, Inc.	111,645	9,249,788
BIOLASE Technology, Inc. (a)	87,747	535,257
Cantel Medical Corporation (b)	79,395	2,058,712
Cardica, Inc. (a)	15,173	60,085
Cardiovascular Systems, Inc. (a) (b)	92,392	1,075,443
CAS Medical Systems, Inc. (a)	710	2,173
Cerus Corporation (a)	360,312	1,066,523
CryoLife, Inc. (a) (b)	30,827	180,030
Cutera, Inc. (a)	395	3,492
Cyberonics, Inc. (a)	3,000	106,710
Cynosure, Inc. - Class A (a)	27,217	400,906
Derma Sciences, Inc. (a)	3,952	34,343
DexCom, Inc. (a)	37,045	616,799
DynaVox, Inc. (a)	9,989	58,436
Endologix, Inc. (a) (b)	259,289	2,061,348
EnteroMedics, Inc. (a)	516	1,419

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Health Care - 15.1% (Continued)
Health Care Equipment & Supplies - 4.4% (Continued)
GenMark Diagnostics, Inc. (a)	4,329	$21,818
Given Imaging Ltd. (a) (b)	48,261	1,010,103
Haemonetics Corporation (a) (b)	20,865	1,464,723
Hansen Medical, Inc. (a) (b)	859,414	3,093,890
Hill-Rom Holdings, Inc. (b)	82,533	3,714,810
Immucor, Inc. (a)	15,091	329,437
IMRIS, Inc. (a)	38,052	324,964
Integra LifeSciences Holdings Corporation (a) (b)	24,829	1,298,805
IRIS International, Inc. (a)	8,902	83,679
Mako Surgical Corporation (a)	11,600	318,652
Medical Action Industries, Inc. (a)	13,927	121,165
Merit Medical Systems, Inc. (a) (b)	275,075	6,414,749
MISONIX, INC. (a)	800	1,872
Natus Medical, Inc. (a) (b)	22,099	375,020
OraSure Technologies, Inc. (a) (b)	207,333	1,826,604
Orthofix International N.V. (a) (b)	12,564	428,055
Orthovita, Inc. (a)	311,971	751,850
Palomar Medical Technologies, Inc. (a)	19,013	304,398
ResMed, Inc. (a)	100	3,189
Rochester Medical Corporation (a)	300	3,465
RTI Biologics, Inc. (a)	19,841	57,539
Shamir Optical Industry Ltd.	400	5,520
Sirona Dental Systems, Inc. (a)	19,467	1,110,982
Solta Medical, Inc. (a)	129,957	471,744
SonoSite, Inc. (a)	12,571	436,214
Spectranetics Corporation (The) (a)	17,273	98,283
STAAR Surgical Company (a)	13,814	76,668
Stryker Corporation	5,100	300,900
SurModics, Inc. (a)	5,926	91,023
Symmetry Medical, Inc. (a) (b)	331,818	3,301,589
Synergetics USA, Inc. (a)	4,519	24,629
Syneron Medical Ltd. (a) (b)	32,256	404,813
Synovis Life Technologies, Inc. (a) (b)	55,115	1,123,795
TomoTherapy, Inc. (a)	36,025	164,994
Tornier N.V. (a)	4,400	95,920
TranS1, Inc. (a)	16,452	81,931
Universal American Corporation (b)	119,010	2,749,131
Vermillion, Inc. (a)	74,511	322,633
Volcano Corporation (a) (b)	88,298	2,354,025
Wright Medical Group, Inc. (a)	38,000	628,140
Young Innovations, Inc.	149	4,622
Zimmer Holdings, Inc. (a)	3,300	215,325
Zoll Medical Corporation (a)	4,700	266,396
		70,401,326
Health Care Providers & Services - 3.9%
Accretive Health, Inc. (a)	2,900	81,896
Alliance HealthCare Services, Inc. (a) (b)	105,365	465,713
Almost Family, Inc. (a)	6,940	240,610
America Service Group, Inc. (b)	80,827	2,085,337

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Health Care - 15.1% (Continued)
Health Care Providers & Services - 3.9% (Continued)
American Dental Partners, Inc. (a)	21,001	$277,003
AMERIGROUP Corporation (a) (b)	36,400	2,486,120
AmSurg Corporation (a)	33,467	898,924
Assisted Living Concepts, Inc. - Class A (a) (b)	35,266	1,271,692
Brookdale Senior Living, Inc. (a)	7,100	193,404
Capital Senior Living Corporation (a) (b)	189,673	1,758,269
CardioNet, Inc. (a) (b)	113,135	515,896
Catalyst Health Solutions, Inc. (a) (b)	29,300	1,745,108
Centene Corporation (a) (b)	82,693	2,995,967
Chindex International, Inc. (a) (b)	5,594	96,161
Community Health Systems, Inc. (a) (b)	800	24,584
Continucare Corporation (a) (b)	294,891	1,580,616
Corvel Corporation (a) (b)	39,160	2,028,488
Cross Country Healthcare, Inc. (a)	85,161	631,895
DaVita, Inc. (a)	100	8,809
Emergency Medical Services Corporation (a) (b)	22,200	1,416,360
Ensign Group, Inc. (The) (b)	66,988	1,852,888
Five Star Quality Care, Inc. (a) (b)	146,600	1,228,508
Gentiva Health Services, Inc. (a) (b)	65,339	1,829,492
Hanger Orthopedic Group, Inc. (a) (b)	34,173	928,480
Health Management Associates, Inc. - Class A (a) (b)	264,300	2,981,304
Health Net, Inc. (a) (b)	62,900	2,094,570
HealthSouth Corporation (a)	2,100	53,823
HealthSpring, Inc. (a) (b)	31,359	1,301,085
HMS Holdings Corporation (a) (b)	28,064	2,208,917
IPC The Hospitalist Company, Inc. (a)	1,300	67,418
Kindred Healthcare, Inc. (a)	95,500	2,408,510
Landauer, Inc.	6,536	393,271
LHC Group, Inc. (a)	12,801	379,166
LifePoint Hospitals, Inc. (a)	5,900	245,499
Lincare Holdings, Inc.	100	3,142
Magellan Health Services, Inc. (a)	5,500	286,110
MedCath Corporation (a)	6,541	88,369
MEDNAX, Inc. (a)	2,500	177,300
Metropolitan Health Networks, Inc. (a)	86,770	366,169
Molina Healthcare, Inc. (a) (b)	77,523	3,333,489
MWI Veterinary Supply, Inc. (a)	1,100	91,487
National Healthcare Corporation	6,825	317,089
National Research Corporation	1,321	47,041
NovaMed, Inc. (a)	12,407	164,393
Omnicare, Inc.	1,333	41,883
Owens & Minor, Inc.	85,079	2,930,972
PDI, Inc. (a)	62	537
PharMerica Corporation (a) (b)	40,499	532,967
Providence Service Corporation (The) (a)	4,154	61,230
Quest Diagnostics, Inc.	3,200	180,416
RadNet, Inc. (a)	26,652	97,813
RehabCare Group, Inc. (a) (b)	65,279	2,452,532
Rural/Metro Corporation (a) (b)	156,994	2,673,608

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Health Care - 15.1% (Continued)
Health Care Providers & Services - 3.9% (Continued)
Select Medical Holdings Corporation (a) (b)	147,289	$1,313,818
Sharps Compliance Corporation (a)	14,745	68,859
Skilled Healthcare Group, Inc. - Class A (a) (b)	114,324	1,385,607
Sun Healthcare Group, Inc. (a)	69,727	822,081
Sunrise Senior Living, Inc. (a) (b)	82,465	855,987
Team Health Holdings, Inc. (a) (b)	122,686	2,438,998
Tenet Healthcare Corporation (a)	3,436	23,811
Triple-S Management Corporation (a) (b)	18,375	384,772
U.S. Physical Therapy, Inc. (b)	52,486	1,278,034
WellCare Health Plans, Inc. (a) (b)	61,300	2,685,553
		63,879,850
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	400	8,616
Computer Programs & Systems, Inc. (b)	57,191	3,362,259
Emdeon, Inc. - Class A (a) (b)	3,566	55,843
Epocrates, Inc. (a)	4,100	95,940
HealthStream, Inc. (a)	56,104	557,113
iCad, Inc. (a)	500	610
MedAssets, Inc. (a) (b)	102,983	1,649,788
MedQuist, Inc. (a)	18,683	192,622
Merge Healthcare, Inc. (a) (b)	116,857	576,105
Omnicell, Inc. (a) (b)	90,156	1,386,599
SXC Health Solutions Corporation (a) (b)	47,400	2,614,584
Transcend Services, Inc. (a)	22,791	549,947
Vital Images, Inc. (a)	33,257	619,910
		11,669,936
Life Sciences Tools & Services - 0.7%
Affymetrix, Inc. (a)	9,800	52,920
Albany Molecular Research, Inc. (a)	100	489
BioDelivery Sciences International, Inc. (a)	15,384	56,767
Bruker Corporation (a) (b)	49,350	974,169
Caliper Life Sciences, Inc. (a)	10,337	69,155
Cambrex Corporation (a)	1,232	6,480
Charles River Laboratories International, Inc. (a)	1,800	75,942
Complete Genomics, Inc. (a)	23,200	382,336
Compugen Ltd. (a)	100	477
Covance, Inc. (a)	5,600	350,560
Enzo Biochem, Inc. (a)	31,723	126,575
Harvard Bioscience, Inc. (a)	81,551	468,103
Kendle International, Inc. (a) (b)	172,574	1,734,369
Luminex Corporation (a)	1,024	19,855
MEDTOX Scientific, Inc. (a)	800	12,784
Nordion, Inc. (b)	101,099	1,184,880
PerkinElmer, Inc. (b)	102,504	2,897,788
Pharmaceutical Product Development, Inc.	15,840	488,664
pSivida Corporation (a)	1,095	4,785
Sequenom, Inc. (a)	93,068	656,130
Techne Corporation (b)	17,199	1,336,534
		10,899,762

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Health Care - 15.1% (Continued)
Pharmaceuticals - 1.4%
Alexza Pharmaceuticals, Inc. (a)	273,468	$440,283
Caraco Pharmaceutical Laboratories Ltd. (a)	31,444	164,452
Cardiome Pharma Corporation (a) (b)	137,182	735,296
Columbia Laboratories, Inc. (a) (b)	316,062	1,103,056
Corcept Therapeutics, Inc. (a)	49,533	217,945
Cornerstone Therapeutics, Inc. (a)	29,892	208,945
Cumberland Pharmaceuticals, Inc. (a)	499	2,515
DURECT Corporation (a) (b)	662,909	2,472,651
Endo Pharmaceuticals Holdings, Inc. (a)	300	11,748
Endocyte, Inc. (a)	2,557	31,068
Hi-Tech Pharmacal Company, Inc. (a) (b)	128,121	3,543,827
Impax Laboratories, Inc. (a) (b)	32,876	900,145
Inspire Pharmaceuticals, Inc. (a) (b)	252,260	1,258,777
ISTA Pharmaceuticals, Inc. (a) (b)	221,349	2,268,827
Jazz Pharmaceuticals, Inc. (a) (b)	22,138	706,424
MAP Pharmaceuticals, Inc. (a)	14,272	220,074
Medicines Company (The) (a) (b)	21,975	345,007
Medicis Pharmaceutical Corporation - Class A	43,800	1,553,148
Nektar Therapeutics (a)	182,492	1,894,267
Optimer Pharmaceuticals, Inc. (a)	17,900	226,077
Pain Therapeutics, Inc. (a)	49,402	469,813
Par Pharmaceutical Companies, Inc. (a) (b)	30,895	1,064,024
Pernix Therapeutics Holdings, Inc. (a)	29,810	356,229
Questcor Pharmaceuticals, Inc. (a)	2,317	47,501
Santarus, Inc. (a)	444,162	1,381,344
Valeant Pharmaceuticals International, Inc. (b)	12,094	636,507
Ventrus BioSciences, Inc. (a)	6,101	104,022
ViroPharma, Inc. (a)	27,223	525,132
		22,889,104
Industrials - 12.9%
Aerospace & Defense - 0.8%
AeroVironment, Inc. (a)	11,883	340,448
Alliant Techsystems, Inc.	13,000	918,450
American Science & Engineering, Inc.	4,665	410,986
Ceradyne, Inc. (a)	15,869	743,621
Cubic Corporation (b)	26,008	1,406,513
Curtiss-Wright Corporation (b)	46,409	1,543,099
DigitalGlobe, Inc. (a)	20,600	597,400
Ducommun, Inc. (b)	71,184	1,619,436
Elbit Systems Ltd.	314	17,590
Esterline Technologies Corporation (a) (b)	17,722	1,272,440
GeoEye, Inc. (a)	6,375	236,449
Hexcel Corporation (a)	6,400	137,792
Huntington Ingalls Industries, Inc. (a)	10,969	438,760
KEYW Holding Corporation (The) (a)	168,193	1,882,080
Kratos Defense & Security Solutions, Inc. (a)	12,246	167,403
LMI Aerospace, Inc. (a) (b)	14,973	300,209
MOOG, Inc. - Class A (a)	7,167	316,208
Sparton Corporation (a)	139	1,131

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Industrials - 12.9% (Continued)
Aerospace & Defense - 0.8% (Continued)
Spirit AeroSystems Holdings, Inc. - Class A (a)	33,066	$813,423
Teledyne Technologies, Inc. (a)	600	30,294
		13,193,732
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	21,700	177,506
Atlas Air Worldwide Holdings, Inc. (a)	7,721	532,054
Express-1 Expedited Solutions, Inc. (a)	13,649	32,211
Forward Air Corporation	32,685	1,098,870
Hub Group, Inc. - Class A (a) (b)	30,711	1,237,039
Park-Ohio Holdings Corporation (a)	27,574	587,878
UTi Worldwide, Inc. (b)	60,520	1,356,253
		5,021,811
Airlines - 0.7%
AirTran Holdings, Inc. (a)	16,200	121,662
Alaska Air Group, Inc. (a)	509	33,528
AMR Corporation (a) (b)	364,700	2,140,789
Copa Holdings, S.A. - Class A (b)	46,317	2,693,333
Hawaiian Holdings, Inc. (a) (b)	272,321	1,593,078
JetBlue Airways Corporation (a)	32,900	186,214
Pinnacle Airlines Corporation (a)	1,180	6,431
Republic Airways Holdings, Inc. (a)	50,043	269,982
SkyWest, Inc. (b)	123,743	2,045,472
US Airways Group, Inc. (a)	228,684	2,078,738
		11,169,227
Building Products - 0.2%
A.O. Smith Corporation	15,433	678,589
Ameresco, Inc. (a)	51,756	833,789
Armstrong World Industries, Inc. (a)	17,100	765,225
Gibraltar Industries, Inc. (a)	20,370	237,922
Insteel Industries, Inc.	21	314
NCI Building Systems, Inc. (a) (b)	15,790	195,480
Patrick Industries, Inc. (a)	1,004	2,389
Quanex Building Products Corporation (b)	18,001	377,301
Simpson Manufacturing Company, Inc.	100	2,792
USG Corporation (a)	100	1,542
		3,095,343
Commercial Services & Supplies - 1.4%
A.T. Cross Company - Class A (a)	1,000	11,190
ABM Industries, Inc.	35,082	853,194
ACCO Brands Corporation (a) (b)	53,391	518,427
Alexco Resource Corporation (a)	46,602	446,913
American Reprographics Company (a)	45,064	403,323
APAC Customer Services, Inc. (a)	41,000	234,110
Brink's Company (The)	5,675	187,332
Casella Waste Systems, Inc. (a) (b)	26,176	176,950
Cenveo, Inc. (a)	9,121	59,104
Clean Harbors, Inc. (a) (b)	22,456	2,211,916
Consolidated Graphics, Inc. (a)	5	281

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Industrials - 12.9% (Continued)
Commercial Services & Supplies - 1.4% (Continued)
Copart, Inc. (a)	600	$27,222
Corrections Corporation of America (a) (b)	49,610	1,234,793
Courier Corporation	363	4,973
Covanta Holding Corporation	2,900	49,793
Deluxe Corporation	1,395	37,776
EnerNOC, Inc. (a)	15,460	276,888
Ennis, Inc.	1,435	26,806
Healthcare Services Group, Inc. (b)	25,892	459,842
Heritage-Crystal Clean, Inc. (a)	4,200	71,190
Higher One Holdings, Inc. (a)	13,844	195,062
IESI-BFC Ltd.	181,661	4,603,290
Intersections, Inc.	24,546	369,417
Iron Mountain, Inc.	13,100	417,235
KAR Auction Services, Inc. (a)	146,798	2,862,561
Knoll, Inc.	3,900	76,557
M&F Worldwide Corporation (a) (b)	51,332	1,287,920
McGrath RentCorp	6,108	173,406
Metalico, Inc. (a) (b)	126,059	799,214
Mine Safety Appliances Company	3,182	126,262
Multi-Color Corporation	18,980	392,127
Perma-Fix Environmental Services, Inc. (a)	153	213
Quad/Graphics, Inc. (a)	1,600	64,096
Rollins, Inc.	350	7,339
Schawk, Inc. (b)	48,545	915,559
Standard Parking Corporation (a)	390	6,821
Steelcase, Inc. - Class A	107,700	1,243,935
SYKES Enterprises, Inc. (a)	1,521	30,466
Tetra Tech, Inc. (a)	5,100	120,462
UniFirst Corporation (b)	6,082	314,804
United Stationers, Inc.	700	50,442
US Ecology, Inc.	3,487	64,021
Viad Corp (b)	68,090	1,689,313
Waste Connections, Inc.	334	10,277
		23,112,822
Construction & Engineering - 0.7%
Comfort Systems USA, Inc.	40,654	496,385
EMCOR Group, Inc. (a)	8,000	247,760
Furmanite Corporation (a)	62,740	525,761
Great Lakes Dredge & Dock Corporation	13,500	100,575
Layne Christensen Company (a) (b)	20,764	617,937
MasTec, Inc. (a) (b)	132,810	3,012,131
Michael Baker Corporation (a)	5,091	125,442
MYR Group, Inc. (a) (b)	47,876	1,193,549
Pike Electric Corporation (a)	22,843	232,085
Primoris Services Corporation	132,864	1,565,138
Sterling Construction Company, Inc. (a)	12,118	181,649
Tutor Perini Corporation (a) (b)	78,201	2,084,839
UniTek Global Services, Inc. (a)	6,411	60,840

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Industrials - 12.9% (Continued)
Construction & Engineering - 0.7% (Continued)
URS Corporation (a)	500	$22,375
		10,466,466
Electrical Equipment - 0.8%
A123 Systems, Inc. (a)	28,777	173,813
Active Power, Inc. (a) (b)	167,118	406,097
Advanced Battery Technologies, Inc. (a)	149,970	257,948
AMETEK, Inc.	100	4,604
A-Power Energy Generation Systems Ltd. (a)	129,900	526,095
AZZ, Inc.	9,051	396,253
Babcock & Wilcox Company (The) (a)	1,500	47,115
Belden, Inc. (b)	6,109	232,325
Brady Corporation - Class A	1,600	60,336
Broadwind Energy, Inc. (a)	391,643	646,211
China Electric Motor, Inc. (a) (c)	1,771	2,568
Coleman Cable, Inc. (a)	39,109	391,872
EnerSys (a)	3,100	117,459
Franklin Electric Company, Inc. (b)	8,148	367,556
FuelCell Energy, Inc. (a)	726,269	1,241,920
Generac Holdings, Inc. (a) (b)	35,706	743,399
General Cable Corporation (a)	7,800	378,300
Global Power Equipment Group, Inc. (a)	7,100	200,717
GrafTech International Ltd. (a) (b)	35,000	812,000
Hubbell, Inc. - Class B	202	14,138
II-VI, Inc. (a)	15,694	907,898
Jinpan International Ltd. (b)	78,379	959,359
LaBarge, Inc. (a)	46,051	881,416
Lime Energy Company (a)	2,500	11,875
LSI Industries, Inc.	1,900	15,751
New Energy Systems Group (a) (b)	122,144	448,269
Powell Industries, Inc. (a) (b)	10,835	428,199
Preformed Line Products Company (b)	17,828	1,280,942
Regal-Beloit Corporation	500	37,895
Sensata Technologies Holding N.V. (a)	1,132	39,745
Thomas & Betts Corporation (a) (b)	12,080	700,278
Ultralife Corporation (a)	14,296	62,902
UQM Technologies, Inc. (a)	190,509	531,520
		13,326,775
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc. (b)	35,700	1,768,578
Raven Industries, Inc. (b)	8,477	460,810
Standex International Corporation (b)	15,148	553,811
Tredegar Corporation (b)	34,550	755,954
Tyco International Ltd.	7,600	370,424
		3,909,577
Machinery - 3.2%
3D Systems Corporation (a)	4,300	179,396
Accuride Corporation (a) (b)	83,882	1,161,766
Alamo Group, Inc. (b)	49,956	1,429,241
Altra Holdings, Inc. (a) (b)	48,505	1,231,542

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Industrials - 12.9% (Continued)
Machinery - 3.2% (Continued)
American Railcar Industries, Inc. (a) (b)	123,661	$3,503,316
Ampco-Pittsburgh Corporation (b)	16,276	437,336
Astec Industries, Inc. (a)	1,800	69,804
Baldwin Technology Company, Inc. - Class A (a)	4,499	7,738
Barnes Group, Inc.	34,000	841,160
Cascade Corporation (b)	40,864	1,871,571
Chart Industries, Inc. (a) (b)	1,911	92,894
China Yuchai International Ltd. (a) (b)	28,349	938,919
CIRCOR International, Inc. (b)	68,687	3,120,450
Colfax Corporation (a) (b)	6,837	149,388
Columbus McKinnon Corporation (a)	17,824	356,480
Crane Company (b)	13,535	675,532
Douglas Dynamics, Inc.	21,446	332,198
Duoyuan Printing, Inc. (a)	106,460	72,393
Dynamic Materials Corporation	34,200	889,884
Energy Recovery, Inc. (a)	4,540	14,029
ESCO Technologies, Inc.	5,100	187,068
Federal Signal Corporation	71,530	482,827
Force Protection, Inc. (a) (b)	492,267	2,210,279
Gorman-Rupp Company (The)	2,517	101,813
Graco, Inc.	8,900	445,267
Graham Corporation	26,346	602,796
Hardinge, Inc. (b)	87,940	1,138,823
Harsco Corporation (b)	36,400	1,295,840
Hurco Companies, Inc. (a) (b)	46,531	1,510,861
IDEX Corporation	200	9,384
John Bean Technologies Corporation (b)	19,490	393,893
Kadant, Inc. (a) (b)	83,849	2,586,742
Kaydon Corporation	18,400	712,080
Kennametal, Inc.	1,400	59,108
L.B. Foster Company - Class A (b)	9,123	388,275
Lincoln Electric Holdings, Inc. (b)	36,638	2,879,014
Lydall, Inc. (a)	6,633	64,672
Manitex International, Inc. (a)	700	4,137
Manitowoc Company, Inc. (The) (b)	12,600	279,594
Met-Pro Corporation	100	1,189
Miller Industries, Inc.	2,029	32,099
Mueller Water Products, Inc. - Class A (b)	56,625	249,150
NACCO Industries, Inc. - Class A (b)	7,043	741,135
NN, Inc. (a) (b)	131,351	2,302,583
Nordson Corporation	480	27,346
Oshkosh Corporation (a)	29,500	933,970
Pall Corporation	3,700	216,228
RBC Bearings, Inc. (a)	13,485	529,421
Sauer-Danfoss, Inc. (a) (b)	56,082	3,310,520
SmartHeat, Inc. (a)	235,584	692,617
Sun Hydraulics Corporation	13,646	634,402
Terex Corporation (a)	1,211	42,119
Trimas Corporation (a) (b)	142,281	3,302,342

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Industrials - 12.9% (Continued)
Machinery - 3.2% (Continued)
Trinity Industries, Inc.	17,078	$618,224
Twin Disc, Inc. (b)	37,695	1,284,269
Valmont Industries, Inc.	700	73,710
Wabtec Corporation (b)	44,000	3,140,720
Watts Water Technologies, Inc. - Class A	640	24,768
Westport Innovations, Inc. (a) (b)	32,326	817,848
		51,702,170
Marine - 0.7%
Alexander & Baldwin, Inc.	32,369	1,705,846
Baltic Trading Ltd.	28,257	226,339
Costamare, Inc. (b)	60,569	1,045,421
Danaos Corporation (a)	10,400	66,040
Diana Shipping, Inc. (a) (b)	99,355	1,118,737
DryShips, Inc. (a)	600	2,832
Eagle Bulk Shipping, Inc. (a)	9,439	32,376
Excel Maritime Carriers Ltd. (a) (b)	129,634	519,832
Genco Shipping & Trading Ltd. (a) (b)	109,878	921,876
Global Ship Lease, Inc. (a)	51,650	323,846
International Shipholding Corporation (b)	9,984	239,516
Navios Maritime Acquisition Corporation	145	579
Navios Maritime Holdings, Inc. (b)	258,227	1,366,021
Navios Maritime Partners, L.P.	39,500	840,955
Paragon Shipping, Inc. (b)	325,026	962,077
Safe Bulkers, Inc. (b)	104,856	854,576
Seaspan Corporation (b)	52,236	994,051
TBS International plc - Class A (a)	490	843
		11,221,763
Professional Services - 1.0%
Acacia Research Corporation (a)	22,500	924,975
Advisory Board Company (The) (a)	3,112	145,393
Barrett Business Services, Inc.	2,600	41,912
CDI Corporation (b)	68,914	1,021,305
Corporate Executive Board Company (The)	500	19,925
CRA International, Inc. (a)	13,124	373,378
Dolan Company (The) (a)	4,479	52,718
Equifax, Inc.	2,358	88,496
Exponent, Inc. (a)	7,421	318,435
GP Strategies Corporation (a)	7,698	100,767
Heidrick & Struggles International, Inc. (b)	39,185	916,929
Huron Consulting Group, Inc. (a) (b)	12,664	364,723
ICF International, Inc. (a) (b)	54,332	1,323,527
Insperity, Inc.	9,977	302,203
Kelly Services, Inc. - Class A (a) (b)	61,097	1,167,564
Kforce, Inc. (a) (b)	103,152	1,614,329
Korn/Ferry International (a)	17,027	352,629
Mistras Group, Inc. (a) (b)	106,661	1,954,029
Navigant Consulting, Inc. (a) (b)	40,029	466,338
Odyssey Marine Exploration, Inc. (a)	160,512	638,838
On Assignment, Inc. (a) (b)	68,861	755,405

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4%	Shares	Value
Industrials - 12.9% (Continued)
Professional Services - 1.0% (Continued)
Resources Connection, Inc.	29,481	$436,024
Robert Half International, Inc.	1,200	36,396
SFN Group, Inc. (a) (b)	154,360	1,625,411
Towers Watson & Company	1,293	74,166
TrueBlue, Inc. (a)	21,425	301,664
Verisk Analytics, Inc. - Class A (a)	7,400	243,460
Volt Information Sciences, Inc. (a)	14,233	153,005
		15,813,944
Road & Rail - 1.4%
AMERCO (a) (b)	16,958	1,724,968
Arkansas Best Corporation	17	391
Avis Budget Group, Inc. (a) (b)	213,499	4,047,941
Celadon Group, Inc. (a)	66,150	977,035
Covenant Transportation Group, Inc. (a)	2,002	19,099
CSX Corporation	2,700	212,463
Dollar Thrifty Automotive Group, Inc. (a) (b)	38,436	2,649,393
Kansas City Southern (a)	400	23,244
Knight Transportation, Inc. (b)	116,500	2,098,165
Landstar System, Inc. (b)	8,900	421,860
Marten Transport Ltd. (b)	17,862	399,394
Old Dominion Freight Line, Inc. (a)	5,510	206,184
Quality Distribution, Inc. (a) (b)	170,429	2,028,105
RailAmerica, Inc. (a) (b)	74,781	1,272,773
Roadrunner Transportation Systems, Inc. (a) (b)	42,212	594,767
Ryder System, Inc. (b)	66,160	3,539,560
Saia, Inc. (a)	15,168	251,789
Swift Transportation Company (a)	39,000	547,170
Vitran Corporation, Inc. (a)	11,759	183,323
Werner Enterprises, Inc. (b)	35,350	925,110
		22,122,734
Trading Companies & Distributors - 1.3%
Aceto Corporation (b)	27,741	222,206
Aircastle Ltd. (b)	60,833	757,979
Applied Industrial Technologies, Inc.	100	3,526
Beacon Roofing Supply, Inc. (a) (b)	56,666	1,264,785
BlueLinx Holdings, Inc. (a)	5,985	21,666
CAI International, Inc. (a) (b)	85,035	2,139,481
DXP Enterprises, Inc. (a) (b)	107,634	2,825,393
Essex Rental Corporation (a)	3,673	26,482
H&E Equipment Services, Inc. (a) (b)	114,827	2,285,057
Interline Brands, Inc. (a) (b)	45,270	956,102
Kaman Corporation	32,859	1,222,355
Lawson Products, Inc.	16,056	353,714
MSC Industrial Direct Company, Inc. - Class A	300	21,477
RSC Holdings, Inc. (a) (b)	212,130	2,793,752
Rush Enterprises, Inc. (a)	15,900	335,013
SeaCube Container Leasing Ltd.	30,544	495,729
TAL International Group, Inc. (b)	41,628	1,500,689
Textainer Group Holdings Ltd. (b)	23,732	841,537

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4%	Shares	Value
Industrials - 12.9% (Continued)
Trading Companies & Distributors - 1.3% (Continued)
Titan Machinery, Inc. (a)	26,015	$818,432
United Rentals, Inc. (a) (b)	87,020	2,560,128
		21,445,503
Transportation Infrastructure - 0.2%
Aegean Marine Petroleum Network, Inc. (b)	234,872	2,029,294
Macquarie Infrastructure Company, LLC (a) (b)	40,827	1,024,758
		3,054,052
Information Technology - 15.8%
Communications Equipment - 2.6%
Acme Packet, Inc. (a)	3,700	305,657
Alliance Fiber Optic Products, Inc. (a)	9,800	97,804
Alvarion Ltd. (a)	126,951	219,625
Anaren, Inc. (a)	11,796	195,696
Aviat Networks, Inc. (a)	2,641	13,522
Bel Fuse, Inc. - Class B	3,452	69,489
Black Box Corporation (b)	32,525	1,136,424
Blue Coat Systems, Inc. (a) (b)	101,525	2,923,920
Brocade Communications Systems, Inc. (a) (b)	259,100	1,619,375
Calix, Inc. (a)	39,663	867,033
Ceragon Networks Ltd. (a) (b)	62,396	788,061
Cogo Group, Inc. (a) (b)	97,199	798,004
Communications Systems, Inc.	200	3,180
DragonWave, Inc. (a)	11,200	93,184
EchoStar Corporation - Class A (a) (b)	130,860	4,852,289
EMCORE Corporation (a)	624,784	1,630,686
EMS Technologies, Inc. (a)	21,527	543,772
Emulex Corporation (a)	33,900	328,491
EXFO, Inc. (a) (b)	48,657	457,862
Extreme Networks, Inc. (a) (b)	410,625	1,285,256
Globecomm Systems, Inc. (a)	51,165	732,683
Harmonic, Inc. (a) (b)	27,724	229,555
Infinera Corporation (a) (b)	65,682	513,633
Ixia (a)	105,891	1,730,259
JDS Uniphase Corporation (a)	2,300	47,932
KVH Industries, Inc. (a)	21	275
Loral Space & Communications, Inc. (a)	7,889	551,441
NETGEAR, Inc. (a)	23,659	987,763
Network Engines, Inc. (a)	184,917	329,152
Numerex Corporation (a)	8,200	79,868
Oclaro, Inc. (a)	26	292
Oplink Communications, Inc. (a) (b)	101,819	2,016,016
Opnext, Inc. (a) (b)	1,619,165	3,821,229
Optical Cable Corporation	600	2,694
ORBCOMM, Inc. (a)	8,700	26,970
Plantronics, Inc.	3,900	144,573
Polycom, Inc. (a)	600	35,898
Procera Networks, Inc. (a)	15,185	153,824
Radware Ltd. (a) (b)	32,491	1,144,658
SeaChange International, Inc. (a)	70	750

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4%	Shares	Value
Information Technology - 15.8% (Continued)
Communications Equipment - 2.6% (Continued)
ShoreTel, Inc. (a)	163,388	$1,707,405
Sierra Wireless, Inc. (a)	5,215	61,798
Silicom Ltd. (a)	2,906	62,101
Sonus Networks, Inc. (a) (b)	986,531	3,886,932
Tekelec (a)	166,950	1,394,032
Tellabs, Inc.	294,317	1,448,040
Telular Corporation	1,568	10,960
Tollgrade Communications, Inc. (a)	16,320	164,669
UTStarcom, Inc. (a)	379,059	974,182
Westell Technologies, Inc. - Class A (a) (b)	329,787	1,187,233
		41,676,147
Computers & Peripherals - 0.9%
ADPT Corporation (a)	112,325	321,249
Datalink Corporation (a)	60,278	480,416
Diebold, Inc. (b)	18,200	615,160
Dot Hill Systems Corporation (a) (b)	449,637	1,326,429
Electronics for Imaging, Inc. (a) (b)	104,609	1,878,778
Hewlett-Packard Company	200	8,074
Hutchinson Technology, Inc. (a)	4,200	11,214
Hypercom Corporation (a)	3,472	41,560
Intermec, Inc. (a) (b)	40,897	469,498
Logitech International, S.A. (a)	12,606	174,089
NCR Corporation (a) (b)	58,198	1,152,902
On Track Innovations Ltd. (a)	48,893	128,100
Quantum Corporation (a) (b)	1,321,792	4,203,298
Silicon Graphics International Corporation (a)	77,694	1,428,016
Super Micro Computer, Inc. (a)	19,683	335,792
Xyratex Ltd. (a) (b)	173,839	1,774,896
		14,349,471
Electronic Equipment, Instruments & Components - 2.8%
Advanced Photonix, Inc. - Class A (a)	2,600	4,290
Aeroflex Holding Corporation (a)	38,761	686,070
Agilysys, Inc. (a) (b)	34,032	177,647
AVX Corporation (b)	152,219	2,482,692
Benchmark Electronics, Inc. (a) (b)	33,323	563,159
Brightpoint, Inc. (a) (b)	148,081	1,498,580
Celestica, Inc. (a)	9,240	102,194
Cognex Corporation (b)	90,933	2,844,384
Coherent, Inc. (a)	2,105	131,584
Comverge, Inc. (a)	130	502
DDi Corporation (b)	197,081	1,893,948
Document Security Systems, Inc. (a)	700	2,261
Dolby Laboratories, Inc. - Class A (a)	17,894	895,774
Electro Rent Corporation	193	3,040
Electro Scientific Industries, Inc. (a)	17,446	286,987
eMagin Corporation (a)	112,761	907,726
Fabrinet (a) (b)	28,289	652,061
FARO Technologies, Inc. (a)	43,372	1,872,369
FLIR Systems, Inc.	43,194	1,521,293

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4%	Shares	Value
Information Technology - 15.8% (Continued)
Electronic Equipment, Instruments & Components - 2.8% (Continued)
GSI Group, Inc. (The) (a)	35,031	$397,602
Identive Group, Inc. (a)	66,725	230,868
Ingram Micro, Inc. - Class A (a) (b)	225,380	4,221,367
Insight Enterprises, Inc. (a) (b)	104,493	1,793,100
IPG Photonics Corporation (a) (b)	28,782	1,999,198
Itron, Inc. (a)	6,000	326,580
Kemet Corporation (a)	43,206	679,630
LeCroy Corporation (a) (b)	92,040	1,202,042
Littelfuse, Inc. (b)	9,265	576,376
LoJack Corporation (a)	13,634	62,444
Measurement Specialties, Inc. (a)	13,687	476,034
Mercury Computer Systems, Inc. (a)	5,546	107,093
Methode Electronics, Inc.	29,920	369,811
Molex, Inc.	1,300	35,100
Multi-Fineline Electronix, Inc. (a) (b)	38,749	1,031,886
National Instruments Corporation	2,201	66,763
NeoPhotonics Corporation (a)	8,599	93,213
Netlist, Inc. (a)	7,285	17,265
Newport Corporation (a) (b)	68,484	1,282,705
Orbotech Ltd. (a) (b)	70,189	899,823
OSI Systems, Inc. (a)	797	30,597
Park Electrochemical Corporation	2,416	77,240
PC Connection, Inc. (a)	1,197	10,629
PC Mall, Inc. (a)	19,063	186,246
Power-One, Inc. (a)	72,900	602,154
Richardson Electronics Ltd.	3,200	43,136
Rofin-Sinar Technologies, Inc. (a) (b)	17,601	762,299
Rogers Corporation (a)	8,081	335,523
Sanmina-SCI Corporation (a)	70,046	820,939
ScanSource, Inc. (a)	1,000	35,770
SMART Modular Technologies (WWH), Inc. (a) (b)	327,340	2,991,888
Spectrum Control, Inc. (a)	50,747	1,009,358
SYNNEX Corporation (a)	23	771
Tech Data Corporation (a) (b)	49,100	2,608,683
TTM Technologies, Inc. (a) (b)	152,606	2,917,827
Viasystems Group, Inc. (a)	14,876	388,412
Vishay Intertechnology, Inc. (a)	686	13,089
Vishay Precision Group, Inc. (a) (b)	15,709	259,198
Zygo Corporation (a)	1,100	16,445
		45,505,665
Internet Software & Services - 1.8%
Autobytel, Inc. (a)	1,800	2,610
DealerTrack Holdings, Inc. (a)	14,645	328,927
Dice Holdings, Inc. (a) (b)	106,419	1,950,660
EarthLink, Inc.	44,283	364,006
EasyLink Services International Corporation - Class A (a)	23,750	99,038
Envestnet, Inc. (a)	19,213	254,572
GigaMedia Ltd. (a)	133,214	207,814

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4%	Shares	Value
Information Technology - 15.8% (Continued)
Internet Software & Services - 1.8% (Continued)
GlobalSCAPE, Inc. (a)	212	$564
GSI Commerce, Inc. (a) (b)	160,099	4,686,098
IAC/InterActiveCorporation (a)	18,050	651,785
InfoSpace, Inc. (a) (b)	56,736	510,624
Internap Network Services Corporation (a) (b)	259,024	2,095,504
IntraLinks Holdings, Inc. (a)	1,200	38,112
Keynote Systems, Inc. (b)	78,062	1,665,843
Knot, Inc. (The) (a)	32,390	330,702
Liquidity Services, Inc. (a)	39,822	774,538
LivePerson, Inc. (a) (b)	152,000	2,030,720
LoopNet, Inc. (a)	83,468	1,550,835
Marchex, Inc. - Class B	38,729	273,427
MediaMind Technologies, Inc. (a)	5,611	77,881
ModusLink Global Solutions, Inc. (a)	300	1,572
Move, Inc. (a)	212,565	508,030
NIC, Inc. (a) (b)	110,593	1,421,673
Open Text Corporation (a)	31,000	1,897,200
Points International Ltd. (a)	92	998
Quepasa Corporation (a)	2,750	23,458
Rackspace Hosting, Inc. (a)	2,900	133,951
RADVision Ltd. (a)	19,814	180,307
Saba Software, Inc. (a)	101,260	1,027,789
SINA Corporation (a)	300	40,425
Sohu.com, Inc. (a)	4,664	493,265
SPS Commerce, Inc. (a)	109	1,789
Subaye, Inc. (a) (c)	37,723	40,552
TechTarget, Inc. (a)	30,457	263,148
United Online, Inc.	431,715	2,849,319
Velti plc (a)	14,271	262,872
Vocus, Inc. (a)	5,200	154,076
Web.com Group, Inc. (a) (b)	107,278	1,692,847
WebMediaBrands, Inc. (a)	592	1,042
Zix Corporation (a)	291,569	962,178
		29,850,751
IT Services - 2.1%
Acxiom Corporation (a) (b)	148,197	2,157,748
Booz Allen Hamilton Holding Corporation (a)	1,100	21,274
Broadridge Financial Solutions, Inc. (b)	54,300	1,261,932
Cardtronics, Inc. (a) (b)	33,671	715,509
CGI Group, Inc. (a)	18,291	400,573
China Information Technologies, Inc. (a)	107,649	282,040
CIBER, Inc. (a) (b)	659,552	3,772,637
Convergys Corporation (a)	3,100	44,950
CoreLogic, Inc. (a) (b)	69,600	1,281,336
DST Systems, Inc. (b)	87,200	4,299,832
Dynamics Research Corporation (a)	34,955	519,431
Echo Global Logistics, Inc. (a)	18,657	259,519
Forrester Research, Inc. (a)	1,399	55,275
Genpact Ltd. (a) (b)	45,034	724,597

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4%	Shares	Value
Information Technology - 15.8% (Continued)
IT Services - 2.1% (Continued)
Global Cash Access Holdings, Inc. (a) (b)	705,299	$2,327,487
Heartland Payment Systems, Inc.	35,472	708,021
iGATE Corporation (a) (b)	132,542	2,247,912
InterXion Holding N.V. (a)	13,953	209,016
Jack Henry & Associates, Inc.	10,800	366,876
Lender Processing Services, Inc.	2,800	82,404
Lionbridge Technologies, Inc. (a) (b)	28,577	96,305
LML Payment Systems, Inc. (a)	226,677	541,758
Mantech International Corporation - Class A (a) (b)	24,092	1,057,398
MoneyGram International, Inc. (a) (b)	291,085	1,152,697
NCI, Inc. - Class A (a)	6,539	160,925
Ness Technologies, Inc. (a)	88,853	579,322
NeuStar, Inc. - Class A (a)	200	5,378
Online Resources Corporation (a)	64,656	246,986
PFSweb, Inc. (a)	44,270	267,834
PRGX Global, Inc. (a)	15,772	123,652
Sapient Corporation (a)	5,834	73,654
SRA International, Inc. - Class A (a) (b)	51,761	1,604,073
Syntel, Inc. (b)	38,386	2,098,947
TeleTech Holdings, Inc. (a) (b)	75,335	1,496,906
Telvent GIT, S.A. (a)	26,601	819,045
Teradata Corporation (a)	300	16,776
Tier Technologies, Inc. (a)	11,272	63,010
TNS, Inc. (a)	42,251	694,184
Total System Services, Inc.	2,700	50,895
Unisys Corporation (a)	36,350	1,078,868
Wright Express Corporation (a)	400	22,532
		33,989,514
Office Electronics - 0.1%
Zebra Technologies Corporation - Class A (a) (b)	47,696	1,873,976

Semiconductors & Semiconductor Equipment - 3.1%
Advanced Energy Industries, Inc. (a) (b)	157,300	2,225,795
Alpha & Omega Semiconductor Ltd. (a) (b)	35,029	496,711
Amkor Technology, Inc. (a)	59,401	397,987
ANADIGICS, Inc. (a) (b)	346,440	1,354,580
Atheros Communications, Inc. (a)	800	35,888
Atmel Corporation (a)	2,084	31,885
ATMI, Inc. (a) (b)	13,076	260,343
AuthenTec, Inc. (a)	8,889	25,867
Avago Technologies Ltd.	500	16,730
Axcelis Technologies, Inc. (a) (b)	855,258	1,599,332
AXT, Inc. (a)	8	56
Brooks Automation, Inc. (a) (b)	59,081	722,561
Canadian Solar, Inc. (a)	80	863
Cavium Networks, Inc. (a)	16,900	798,018
ChipMOS TECHNOLOGIES (Bermuda) LTD. (a)	4	32
Cirrus Logic, Inc. (a)	89,100	1,475,496
Cohu, Inc. (b)	64,963	936,117

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4%	Shares	Value
Information Technology - 15.8% (Continued)
Semiconductors & Semiconductor Equipment - 3.1% (Continued)
Cree, Inc. (a)	8,300	$338,142
CVD Equipment Corporation (a)	400	4,512
Cymer, Inc. (a)	2,400	115,464
Cypress Semiconductor Corporation (a) (b)	2,200	47,872
Diodes, Inc. (a)	22,871	782,646
DSP Group, Inc. (a)	18,033	145,707
Entegris, Inc. (a) (b)	119,641	1,032,502
Exar Corporation (a)	1,577	9,635
EZchip Semiconductor Ltd. (a) (b)	13,881	444,053
Fairchild Semiconductor International, Inc. (a) (b)	119,301	2,501,742
FEI Company (a) (b)	8,300	269,418
GSI Technology, Inc. (a) (b)	59,855	533,308
GT Solar International, Inc. (a)	70	782
Hittite Microwave Corporation (a)	600	38,634
Inphi Corporation (a) (b)	35,246	760,609
Integrated Device Technology, Inc. (a)	72,500	589,788
International Rectifier Corporation (a) (b)	37,335	1,290,298
Intersil Corporation - Class A	3,546	52,374
IXYS Corporation (a)	17,952	284,719
Kulicke & Soffa Industries, Inc. (a)	96,479	874,100
LTX-Credence Corporation (a) (b)	55,600	482,052
Mattson Technology, Inc. (a)	378,270	877,586
MaxLinear, Inc. - Class A (a)	2,600	24,414
Mellanox Technologies Ltd. (a) (b)	27,150	802,011
Micrel, Inc.	6,700	85,827
Micron Technology, Inc. (a)	37,000	417,730
MIPS Technologies, Inc. (a)	226,940	1,888,141
MKS Instruments, Inc. (b)	124,116	3,522,412
Nanometrics, Inc. (a)	25,000	404,250
National Semiconductor Corporation	228,000	5,499,360
NetLogic Microsystems, Inc. (a)	16,316	703,709
Nova Measuring Instruments Ltd. (a) (b)	97,031	956,726
Novellus Systems, Inc. (a)	1,443	46,320
NVE Corporation (a)	5,502	324,398
NXP Semiconductors N.V. (a)	6,700	223,780
OmniVision Technologies, Inc. (a) (b)	70,100	2,355,360
PDF Solutions, Inc. (a)	132,605	838,064
Photronics, Inc. (a) (b)	82,250	718,043
PMC-Sierra, Inc. (a) (b)	71,773	575,619
Rambus, Inc. (a)	49,900	993,010
Rudolph Technologies, Inc. (a) (b)	67,365	761,898
SemiLEDs Corporation (a)	22,500	255,825
Semtech Corporation (a)	34,700	974,029
Spansion, Inc. - Class A (a) (b)	114,575	2,257,127
Standard Microsystems Corporation (a)	43	1,167
SunPower Corporation - Class A (a)	8	174
SunPower Corporation - Class B (a)	7,000	149,590
Supertex, Inc. (a)	800	17,272
Teradyne, Inc. (a)	2,868	46,175

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4%	Shares	Value
Information Technology - 15.8% (Continued)
Semiconductors & Semiconductor Equipment - 3.1% (Continued)
Tessera Technologies, Inc. (a) (b)	27,062	$534,745
Tower Semiconductor Ltd. (a) (b)	80,432	109,388
TranSwitch Corporation (a)	43,104	179,313
Trident Microsystems, Inc. (a)	353,448	356,982
TriQuint Semiconductor, Inc. (a)	8,657	119,207
Varian Semiconductor Equipment Associates, Inc. (a)	8,100	339,633
Verigy Ltd. (a)	50,018	723,260
Volterra Semiconductor Corporation (a)	12,739	334,908
		49,394,071
Software - 2.4%
Accelrys, Inc. (a)	28,251	213,860
ACI Worldwide, Inc. (a) (b)	15,476	511,327
Actuate Corporation (a)	85,682	499,526
Allot Communications Ltd. (a) (b)	13,990	228,736
American Software, Inc. - Class A	2,700	21,006
ANSYS, Inc. (a)	18,000	995,220
Aspen Technology, Inc. (a)	17,909	268,456
Authentidate Holding Corporation (a)	18,700	21,131
Bottomline Technologies, Inc. (a)	16,536	459,370
BroadSoft, Inc. (a) (b)	19,900	904,455
BSQUARE Corporation (a)	23,206	164,995
Cadence Design Systems, Inc. (a)	4,200	43,596
Callidus Software, Inc. (a) (b)	168,191	1,162,200
CDC Corporation - Class A (a)	37,020	118,464
ClickSoftware Technologies Ltd. (a) (b)	89,080	868,530
Compuware Corporation (a) (b)	110,720	1,254,458
Convio, Inc. (a)	36,068	441,472
Datawatch Corporation (a)	2,190	11,497
Deltek, Inc. (a)	5,839	43,793
DemandTec, Inc. (a)	3,886	43,018
Digimarc Corporation (a)	110	2,969
Epicor Software Corporation (a) (b)	388,764	4,859,550
Fundtech Ltd. (a)	300	5,304
Interactive Intelligence, Inc. (a) (b)	46,358	1,734,716
JDA Software Group, Inc. (a)	17,118	560,957
Kenexa Corporation (a)	20,442	601,404
Lawson Software, Inc. (a) (b)	180,045	1,993,098
Magma Design Automation, Inc. (a)	41,477	263,794
Majesco Holdings, Inc. (a)	25,051	93,941
Manhattan Associates, Inc. (a)	28,928	1,045,747
Mentor Graphics Corporation (a) (b)	124,068	1,830,003
MICROS Systems, Inc. (a)	4,600	239,292
MicroStrategy, Inc. - Class A (a)	2,200	310,860
MIND C.T.I. Ltd.	1,100	3,806
Monotype Imaging Holdings, Inc. (a) (b)	91,817	1,248,711
Motricity, Inc. (a)	16,900	225,784
Net 1 UEPS Technologies, Inc. (a) (b)	113,700	952,806
NetScout Systems, Inc. (a) (b)	26,118	668,360
NetSol Technologies, Inc. (a)	39,040	67,539

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4%	Shares	Value
Information Technology - 15.8% (Continued)
Software - 2.4% (Continued)
OPNET Technologies, Inc. (b)	33,561	$1,314,249
Parametric Technology Corporation (a)	1,600	38,832
Pervasive Software, Inc. (a)	3,208	21,814
Progress Software Corporation (a)	17,655	523,471
PROS Holdings, Inc. (a)	49,212	771,644
QAD, Inc. - Class A (a)	1,000	10,920
Qlik Technologies, Inc. (a)	400	12,824
Quest Software, Inc. (a) (b)	93,303	2,403,485
Radiant Systems, Inc. (a) (b)	21,577	429,814
RealPage, Inc. (a)	1,200	38,280
Renaissance Learning, Inc.	3,088	37,025
S1 Corporation (a)	24,984	171,640
Salesforce.com, Inc. (a)	2,800	388,080
Smith Micro Software, Inc. (a)	62,515	482,616
SolarWinds, Inc. (a)	2,000	48,460
Solera Holdings, Inc.	29,508	1,622,940
SS&C Technologies Holdings, Inc. (a) (b)	75,448	1,539,139
SuccessFactors, Inc. (a)	24,955	864,441
Synchronoss Technologies, Inc. (a)	4,711	151,977
Take-Two Interactive Software, Inc. (a)	9,400	152,092
Taleo Corporation - Class A (a)	800	29,016
TeleNav, Inc. (a)	42,579	578,223
THQ, Inc. (a)	2,600	10,504
TigerLogic Corporation (a)	100	452
TiVo, Inc. (a)	14,600	139,722
VASCO Data Security International, Inc. (a) (b)	149,704	1,847,347
Verint Systems, Inc. (a)	10,412	356,403
VMware, Inc. - Class A (a)	6,000	572,580
		39,541,741
Materials - 5.3%
Chemicals - 1.8%
A. Schulman, Inc.	15,700	397,524
Albemarle Corporation	12,700	895,985
Arch Chemicals, Inc.	19,602	758,009
Cabot Corporation (b)	56,000	2,511,600
CVR Partners, L.P. (a)	111,800	2,139,852
Cytec Industries, Inc.	200	11,736
Ecolab, Inc.	300	15,828
FMC Corporation	300	26,484
Georgia Gulf Corporation (a) (b)	112,631	4,435,409
H.B. Fuller Company (b)	27,974	611,232
Innophos Holdings, Inc. (b)	26,588	1,232,088
Innospec, Inc. (a) (b)	29,142	1,097,488
International Flavors and Fragrances, Inc.	300	19,056
KMG Chemicals, Inc.	7,843	161,487
Koppers Holdings, Inc. (b)	42,842	1,959,165
Landec Corporation (a)	378	2,449
LSB Industries, Inc. (a) (b)	40,603	1,638,331
Minerals Technologies, Inc.	5,200	353,600

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4%	Shares	Value
Materials - 5.3% (Continued)
Chemicals - 1.8% (Continued)
Nalco Holding Company	10,900	$318,389
NL Industries, Inc.	1,800	25,632
Olin Corporation	114,700	2,952,378
OMNOVA Solutions, Inc. (a) (b)	63,655	541,067
PolyOne Corporation	30,928	447,837
Quaker Chemical Corporation (b)	21,156	955,828
Rockwood Holdings, Inc. (a)	1,000	56,740
RPM International, Inc.	26,059	612,386
Sensient Technologies Corporation	28,310	1,072,666
Solutia, Inc. (a)	4,200	110,670
Spartech Corporation (a)	52,291	373,358
TOR Minerals International, Inc. (a)	77	1,425
TPC Group, Inc. (a) (b)	75,115	2,962,536
Valspar Corporation (The)	1,500	58,965
Westlake Chemical Corporation	800	52,520
		28,809,720
Construction Materials - 0.0%
Headwaters, Inc. (a)	189,922	1,036,974

Containers & Packaging - 0.7%
Aptargroup, Inc.	400	20,980
Bemis Company, Inc.	3,200	100,288
Crown Holdings, Inc. (a)	8,900	332,860
Graham Packaging Company, Inc. (a) (b)	120,562	2,772,926
Graphic Packaging Holding Company (a) (b)	250,079	1,372,934
Myers Industries, Inc.	16,130	172,107
Packaging Corporation of America (b)	126,666	3,613,781
Sealed Air Corporation	1,100	28,347
Silgan Holdings, Inc.	21,600	990,576
Smurfit-Stone Container Corporation (a)	1,100	42,328
Temple-Inland, Inc. (b)	53,178	1,251,278
UFP Technologies, Inc. (a)	8,109	157,315
		10,855,720
Metals & Mining - 2.6%
A.M. Castle & Company (a)	4,728	89,265
Agnico-Eagle Mines Ltd.	100	6,958
Allied Nevada Gold Corporation (a)	10,400	447,824
Almaden Minerals Ltd. (a)	138,300	681,819
Augusta Resource Corporation (a) (b)	111,229	508,317
Aurizon Mines Ltd. (a) (b)	154,404	1,046,859
Avalon Rare Metals, Inc. (a)	3,400	30,906
Banro Corporation (a)	235,352	847,267
Brigus Gold Corporation (a) (b)	360,607	591,395
Cardero Resource Corporation (a)	36,265	66,728
Carpenter Technology Corporation	22,600	1,158,476
Century Aluminum Company (a)	76,691	1,532,286
China Direct Industries, Inc. (a)	653	849
China Gerui Advanced Materials Group Ltd. (a)	15,444	74,903
Claude Resources, Inc. (a) (b)	148,106	355,454

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4%	Shares	Value
Materials - 5.3% (Continued)
Metals & Mining - 2.6% (Continued)
Coeur d'Alene Mines Corporation (a) (b)	88,700	$2,812,677
Commercial Metals Company	3,258	54,604
Compass Minerals International, Inc.	8,147	795,229
Endeavour Silver Corporation (a)	28	322
Entrée Gold, Inc. (a) (b)	100,804	280,235
Exeter Resource Corporation (a) (b)	154,794	815,764
First Majestic Silver Corporation (a)	53,100	1,114,038
Gammon Gold, Inc. (a)	32,644	356,146
General Moly, Inc. (a) (b)	271,101	1,388,037
General Steel Holdings, Inc. (a)	5,357	12,107
Globe Specialty Metals, Inc.	500	11,255
Gold Resource Corporation (a)	2,458	74,109
Goldcorp, Inc.	100	5,583
Golden Minerals Company (a) (b)	17,023	340,460
Golden Star Resources Ltd. (a) (b)	449,427	1,460,638
Great Basin Gold Ltd. (a)	215	572
Great Panther Silver Ltd. (a)	345,790	1,251,760
Gulf Resources, Inc. (a)	45,781	143,295
Handy & Harman Ltd. (a)	5,249	64,825
Harry Winston Diamond Corporation (a)	7,420	126,585
Haynes International, Inc.	3,067	165,741
Horsehead Holding Corporation (a)	3,463	54,612
IAMGOLD Corporation	16,300	338,225
International Tower Hill Mines Ltd. (a) (b)	84,520	821,534
Ivanhoe Mines Ltd. (a)	2,000	52,560
Kaiser Aluminum Corporation	58	2,906
Keegan Resources, Inc. (a)	67,524	630,674
MAG Silver Corporation (a)	37,263	449,392
Materion Corporation (a) (b)	5,420	226,339
Mesabi Trust	16	567
Metals USA Holdings Corporation (a) (b)	38,021	646,357
Midway Gold Corporation (a)	4,612	9,639
Minco Gold Corporation (a)	150,883	386,260
Minefinders Corporation Ltd. (a)	73	1,223
Mines Management, Inc. (a)	251,735	732,549
Molycorp, Inc. (a)	5,700	417,810
Nevsun Resources Ltd. (a) (b)	107,881	702,305
New Gold, Inc. (a)	8,400	94,080
Noranda Aluminum Holding Corporation (a) (b)	49,192	835,772
North American Palladium Ltd. (a)	51,990	334,296
Northern Dynasty Minerals Ltd. (a)	62,369	847,595
Northgate Minerals Corporation (a)	1,007,606	3,042,970
NovaGold Resources, Inc. (a)	1,300	16,705
Paramount Gold and Silver Corporation (a)	8,163	26,530
Platinum Group Metals Ltd. (a)	103,000	216,300
Richmont Mines, Inc. (a)	83,208	809,614
Royal Gold, Inc.	9,600	585,408
Rubicon Minerals Corporation (a) (b)	171,701	889,411
Schnitzer Steel Industries, Inc. - Class A	800	49,656

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4%	Shares	Value
Materials - 5.3% (Continued)
Metals & Mining - 2.6% (Continued)
Seabridge Gold, Inc. (a)	428	$14,582
Silver Bull Resources, Inc. (a)	200	193
Silver Wheaton Corporation	8,900	361,518
Silvercorp Metals, Inc.	192,000	2,609,280
SinoCoking Coal and Coke Chemicals Industries, Inc. - Class A (a)	10,180	65,152
Stillwater Mining Company (a)	16,000	364,960
Taseko Mines Ltd. (a) (b)	378,769	1,996,113
Terra Nova Royalty Corporation (b)	72,519	581,602
Thompson Creek Metals Company, Inc. (a)	1,800	22,194
U.S. Energy Corporation (a) (b)	54,943	314,274
Universal Stainless & Alloy Products, Inc. (a)	8,215	297,794
Vista Gold Corporation (a) (b)	1,000,918	3,283,011
Worthington Industries, Inc.	9,700	209,229
Yamana Gold, Inc.	300	3,813
		42,058,292
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc.	42,755	1,203,981
Domtar Corporation	500	46,510
KapStone Paper and Packaging Corporation (a)	25,479	442,825
MeadWestvaco Corporation	1,200	40,428
Mercer International, Inc. (a)	2,200	26,774
Neenah Paper, Inc.	64,692	1,509,265
Schweitzer-Mauduit International, Inc. (b)	10,549	546,860
Verso Paper Corporation (a)	69,689	328,235
		4,144,878
Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.8%
8x8, Inc. (a)	3,600	11,232
AboveNet, Inc. (a)	1,813	121,018
BCE, Inc.	7,700	288,211
CenturyLink, Inc.	62	2,528
Cincinnati Bell, Inc. (a) (b)	488,548	1,460,759
Cogent Communications Group, Inc. (a)	63,491	921,254
Fairpoint Communications, Inc. (a)	5,500	92,070
Frontier Communications Corporation	8,574	70,907
General Communication, Inc. - Class A (a)	66,128	760,472
Global Crossing Ltd. (a) (b)	63,536	1,485,472
Globalstar, Inc. (a)	188,374	243,002
Hughes Communications, Inc. (a) (b)	8,140	487,179
IDT Corporation - Class B	6,500	188,435
Level 3 Communications, Inc. (a)	805,200	1,256,112
PAETEC Holding Corporation (a)	163,684	589,262
SureWest Communications (a)	75,332	1,097,587
Towerstream Corporation (a) (b)	256,086	1,065,318
tw telecom, inc. (a)	70,090	1,509,739
Vonage Holdings Corporation (a) (b)	407,804	2,104,269
		13,754,826

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4%	Shares	Value
Telecommunication Services - 1.1% (Continued)
Wireless Telecommunication Services - 0.3%
Cellcom Israel Ltd.	5,374	$172,290
NTELOS Holdings Corporation (b)	110,371	2,177,620
Rogers Communications, Inc. - Class B	1,200	45,396
Shenandoah Telecommunications Company	5,847	110,041
Sprint Nextel Corporation (a)	8,500	44,030
Telephone and Data Systems, Inc. (b)	59,931	2,011,284
		4,560,661
Utilities - 2.6%
Electric Utilities - 1.0%
ALLETE, Inc.	888	35,955
Brookfield Infrastructure Partners, L.P.	5,000	117,500
Central Vermont Public Service Corporation	41,306	966,973
Cleco Corporation	200	7,020
DPL, Inc.	68,198	2,065,717
Great Plains Energy, Inc.	400	8,232
Hawaiian Electric Industries, Inc.	63,606	1,621,317
IDACORP, Inc. (b)	72,091	2,826,688
ITC Holdings Corporation	500	35,465
MGE Energy, Inc.	3,169	133,130
Northeast Utilities	2,900	103,240
Pepco Holdings, Inc.	9,600	184,992
Pinnacle West Capital Corporation	15,600	676,884
Portland General Electric Company	39,560	987,418
UIL Holdings Corporation	8,900	283,198
Unisource Energy Corporation (b)	156,022	5,793,097
		15,846,826
Gas Utilities - 0.4%
AGL Resources, Inc.	5,000	207,550
Atmos Energy Corporation	2,100	73,269
Chesapeake Utilities Corporation	24,180	1,034,662
Energen Corporation (b)	5,110	332,201
Ferrellgas Partners, L.P.	600	15,816
Laclede Group, Inc. (The) (b)	25,930	994,934
Nicor, Inc.	1,040	57,647
Questar Corporation (b)	62,700	1,101,639
Southwest Gas Corporation (b)	61,178	2,433,049
Star Gas Partners, L.P.	487	2,898
		6,253,665
Independent Power Producers & Energy Traders - 0.2%
American DG Energy, Inc. (a)	200	422
Atlantic Power Corporation (b)	68,492	1,039,709
GenOn Energy, Inc. (a) (b)	332,900	1,308,297
Ormat Technologies, Inc.	6,292	156,671
Synthesis Energy Systems, Inc. (a) (b)	430,007	1,724,328
		4,229,427
Multi-Utilities - 0.8%
Alliant Energy Corporation	500	19,770
Ameren Corporation	2,300	67,413

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4%	Shares	Value
Utilities - 2.6% (Continued)
Multi-Utilities - 0.8% (Continued)
Avista Corporation (b)	103,235	$2,513,772
CenterPoint Energy, Inc.	3,400	63,240
CMS Energy Corporation	41,926	830,135
MDU Resources Group, Inc.	186,747	4,461,386
NorthWestern Corporation (b)	63,505	2,067,088
NSTAR	500	23,150
OGE Energy Corporation	2,800	148,876
SCANA Corporation	1,900	78,888
TECO Energy, Inc.	37,400	720,698
Vectren Corporation (b)	44,161	1,262,121
Xcel Energy, Inc.	3,900	94,887
		12,351,424
Water Utilities - 0.2%
American States Water Company (b)	15,292	533,844
American Water Works Company, Inc.	4,600	135,148
California Water Service Group (b)	50,169	1,892,375
Cascal N.V. (a)	10,545	67,382
Connecticut Water Service, Inc.	240	6,178
Pennichuck Corporation	90	2,550
SJW Corporation	5,895	137,000
Tri-Tech Holding, Inc. (a) (b)	56,748	609,473
York Water Company	194	3,387
		3,387,337

Total Common Stocks (Cost $1,414,844,202)		$1,480,892,284

CORPORATE BONDS - 0.0%	Par Value	Value
Financials - 0.0%
GAMCO Investors, Inc., 0.00%, due 12/31/2015 (Cost $0)	$3,100	$2,064

CLOSED-END FUNDS - 2.4%	Shares	Value
Aberdeen Asia-Pacific Income Fund, Inc.	100	$734
Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.	4,692	90,603
Aberdeen Indonesia Fund, Inc.	1,000	13,170
Aberdeen Israel Fund, Inc.	1,800	32,490
Aberdeen Latin America Equity Fund, Inc.	100	3,975
Adams Express Company (The)	91,102	1,043,118
AGIC Equity & Convertible Income Fund	21,223	405,572
Alliance California Municipal Income Fund, Inc.	100	1,282
Alliance New York Municipal Income Fund, Inc.	100	1,369
AllianceBernstein Global High Income Fund, Inc.	100	1,479
AllianceBernstein Income Fund, Inc.	209,309	1,603,307
AllianceBernstein National Municipal Income Fund, Inc.	100	1,323
Alpine Global Premier Properties Fund	22,956	170,563

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 2.4% (Continued)	Shares	Value
Alpine Total Dynamic Dividend Fund	100	$633
American Municipal Income Portfolio, Inc.	100	1,303
American Select Portfolio, Inc.	34,061	352,531
American Strategic Income Portfolio, Inc.	6,239	70,189
American Strategic Income Portfolio, Inc. II	69,052	623,540
American Strategic Income Portfolio, Inc. III	84,289	648,182
ASA Gold and Precious Metals Ltd.	62,093	2,048,448
Asia Pacific Fund, Inc. (The) (a)	100	1,253
Asia Tigers Fund, Inc. (The)	100	1,991
Bancroft Fund Ltd.	220	3,962
BlackRock Build America Bond Trust	90,938	1,602,328
BlackRock California Municipal Income Trust	100	1,288
BlackRock Core Bond Trust	100	1,236
BlackRock Corporate High Yield Fund V, Inc.	100	1,203
BlackRock Corporate High Yield Fund VI, Inc.	100	1,182
BlackRock Credit Allocation Income Trust I, Inc.	14,963	138,857
BlackRock Credit Allocation Income Trust II, Inc.	100	1,008
BlackRock Credit Allocation Income Trust III	39,665	426,002
BlackRock Credit Allocation Income Trust IV	93,758	1,158,849
BlackRock Debt Strategies Fund, Inc.	100	423
BlackRock Florida Municipal 2020 Term Trust	1,200	16,320
BlackRock High Income Shares	100	220
BlackRock High Yield Trust	100	677
BlackRock Income Opportunity Trust, Inc.	100	957
BlackRock Income Trust, Inc.	58,789	399,177
BlackRock Long-Term Municipal Advantage Trust	100	1,020
BlackRock Muni Intermediate Duration Fund, Inc.	39,779	542,983
BlackRock Muni New York Intermediate Duration Fund, Inc.	2,916	37,412
BlackRock MuniAssets Fund, Inc.	5,319	59,945
BlackRock Municipal Income Investment Quality Trust	100	1,296
BlackRock Municipal Income Investment Trust	100	1,258
BlackRock Municipal Income Quality Trust	500	6,440
BlackRock MuniHoldings California Quality Fund, Inc.	100	1,286
BlackRock MuniHoldings Investment Quality Fund	100	1,300
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	1,600	21,328
BlackRock MuniHoldings Quality Fund II, Inc.	100	1,217
BlackRock MuniYield Arizona Fund, Inc.	100	1,256
BlackRock MuniYield California Fund, Inc.	100	1,335
BlackRock MuniYield California Quality Fund, Inc.	26,358	334,219
BlackRock MuniYield Investment Quality Fund	100	1,242
BlackRock MuniYield Michigan Quality Fund II, Inc.	100	1,229
BlackRock MuniYield Michigan Quality Fund, Inc.	100	1,318
BlackRock MuniYield New Jersey Fund, Inc.	6,563	87,025
BlackRock MuniYield New Jersey Quality Fund, Inc.	300	3,930
BlackRock MuniYield New York Quality Fund, Inc.	1,060	12,943
BlackRock MuniYield Pennsylvania Quality Fund	6,800	91,188
BlackRock MuniYield Quality Fund II, Inc.	100	1,159
BlackRock MuniYield Quality Fund III, Inc.	100	1,206
BlackRock MuniYield Quality Fund, Inc.	10,614	139,574
BlackRock New York Quality Municipal Income Trust	100	1,269
BlackRock Pennsylvania Strategic Municipal Trust	100	1,299

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 2.4% (Continued)	Shares	Value
BlackRock S&P Quality Rankings Global Equity Managed Trust	100	$1,427
BlackRock Strategic Bond Trust	100	1,313
BlackRock Strategic Dividend Achievers Trust	100	1,099
BlackRock Strategic Municipal Trust	100	1,188
Boulder Growth & Income Fund, Inc. (a)	28,567	190,542
Boulder Total Return Fund, Inc. (a)	21,763	369,100
Calamos Global Dynamic Income Fund	2,900	26,245
Calamos Strategic Total Return Fund	134,380	1,338,425
Central Europe & Russia Fund, Inc. (The)	100	4,708
Central Securities Corporation	14,118	338,832
China Fund, Inc. (The)	7,168	230,093
Claymore Dividend & Income Fund	4,286	73,805
Clough Global Allocation Fund	300	4,848
Clough Global Equity Fund	9,300	142,104
Clough Global Opportunities Fund	100	1,376
Cohen & Steers Closed-End Opportunity Fund, Inc.	100	1,374
Cohen & Steers Dividend Majors Fund, Inc.	1,400	19,250
Cohen & Steers Infrastructure Fund, Inc.	47,638	875,118
Cohen & Steers Quality Income Realty Fund, Inc.	100	1,017
Cohen & Steers REIT and Preferred Income Fund, Inc.	10,018	159,386
DCA Total Return Fund	100	399
Delaware Investments Arizona Municipal Income Fund, Inc.	900	11,457
Delaware Investments Colorado Municipal Income Fund, Inc.	5,400	66,474
Delaware Investments Minnesota Municipal Income Fund II	13,430	168,547
Delaware Investments National Municipal Income Fund	100	1,210
Denali Fund (The) (a)	100	1,659
Diamond Hill Financial Trends Fund, Inc.	5,100	51,051
Dreyfus Municipal Income, Inc.	100	857
DTF Tax-Free Income, Inc.	162	2,362
DWS Global High Income Fund, Inc.	100	785
DWS High Income Opportunities Fund, Inc.	100	1,470
DWS Strategic Income Trust	100	1,371
Eagle Capital Growth Fund, Inc.	700	4,900
Eaton Vance California Municipal Income Trust	100	1,119
Eaton Vance Enhanced Equity Income Fund	23,039	282,919
Eaton Vance Enhanced Equity Income Fund II	13,297	162,090
Eaton Vance Michigan Municipal Bond Fund	100	1,407
Eaton Vance Michigan Municipal Income Trust	500	5,760
Eaton Vance National Municipal Opportunities Trust	100	1,852
Eaton Vance Ohio Municipal Income Trust	100	1,291
Eaton Vance Pennsylvania Municipal Income Trust	100	1,247
Eaton Vance Risk-Managed Diversified Equity Income Fund	128,816	1,602,471
Eaton Vance Short Duration Diversified Income Fund	100	1,684
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	26,972	444,229
Eaton Vance Tax-Advantaged Global Dividend Income Fund	100	1,567
Eaton Vance Tax-Managed Buy-Write Income Fund	25,982	354,654
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	77,939	1,012,428
Eaton Vance Tax-Managed Diversified Equity Income Fund	51,882	584,710

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 2.4% (Continued)	Shares	Value
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	128,268	$1,596,937
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	100	1,101
Ellsworth Fund Ltd.	100	779
Equus Total Return, Inc. (a)	3,775	10,419
European Equity Fund, Inc. (The)	100	878
Federated Premier Intermediate Municipal Income Fund	100	1,273
First Opportunity Fund, Inc. (a)	57,277	422,704
First Trust Enhanced Equity Income Fund	100	1,284
First Trust High Income Long/Short Fund	100	1,914
First Trust Strategic High Income Fund	2,053	7,535
First Trust Strategic High Income Fund II	12,660	65,326
First Trust Strategic High Income Fund III	8,953	41,005
First Trust/Aberdeen Emerging Opportunity Fund	100	2,150
Fort Dearborn Income Securities, Inc.	100	1,480
Foxby Corporation (a)	200	232
Franklin Templeton Limited Duration Income Trust	100	1,318
Franklin Universal Trust	100	655
Gabelli Dividend & Income Trust	13,413	228,692
Gabelli Global Multimedia Trust, Inc.	89,584	720,255
Gabelli Healthcare & WellnessRx Trust (The) (a)	19,278	142,272
GDL Fund (The)	21,185	288,540
General American Investors Company, Inc.	27,721	804,741
Global Income & Currency Fund, Inc.	100	1,499
Greater China Fund, Inc.	66,757	869,176
Guggenheim Build America Bonds Managed Duration Trust	17,266	322,874
H&Q Healthcare Investors	100	1,582
H&Q Life Sciences Investors	100	1,301
Helios Advantage Income Fund, Inc.	100	789
Helios High Income Fund, Inc.	100	762
Helios High Yield Fund	100	956
Helios Multi-Sector High Income Fund, Inc.	100	525
Helios Strategic Income Fund, Inc.	3,900	20,982
Helios Strategic Mortgage Income Fund, Inc.	8,388	54,270
Helios Total Return Fund, Inc.	100	619
Herzfeld Caribbean Basin Fund, Inc. (a)	100	742
India Fund, Inc.	100	3,151
ING Clarion Global Real Estate Income Fund	100	853
Invesco California Insured Municipal Income Trust	5,043	63,643
Invesco California Quality Municipal Securities	100	1,157
Invesco Insured California Municipal Securities	3,600	44,712
Invesco Insured Municipal Bond Trust	100	1,364
Invesco Insured Municipal Income Trust	100	1,373
Invesco Insured Municipal Securities	100	1,311
Invesco Insured Municipal Trust	100	1,292
Invesco Municipal Income Opportunities Trust	9,400	56,682
Invesco Municipal Income Opportunities Trust II	100	668
Invesco Municipal Income Opportunities Trust III	100	723
Invesco Municipal Premium Income Trust	13,749	101,880
Invesco New York Quality Municipal Securities	100	1,325

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 2.4% (Continued)	Shares	Value
Invesco Quality Municipal Investment Trust	100	$1,218
Invesco Quality Municipal Securities	100	1,302
Invesco Van Kampen Advantage Municipal Income Trust II	100	1,119
Invesco Van Kampen Bond Fund	9,747	177,200
Invesco Van Kampen Pennsylvania Value Municipal Income Trust	3,501	43,728
Invesco Van Kampen Select Sector Municipal Trust	100	1,130
Invesco Van Kampen Trust for Insured Municipals	100	1,197
Japan Equity Fund, Inc. (The)	100	602
Japan Smaller Capitalization Fund, Inc.	100	863
JF China Region Fund, Inc. (a)	2,295	36,536
John Hancock Bank and Thrift Opportunity Fund	6,854	117,340
John Hancock Preferred Income Fund	100	1,917
John Hancock Preferred Income Fund II	100	1,907
John Hancock Preferred Income Fund III	100	1,675
John Hancock Premium Dividend Fund	63,900	743,796
John Hancock Tax-Advantaged Dividend Income Fund	200	3,268
Kayne Anderson Midstream/Energy Fund, Inc.	12,943	328,493
Korea Equity Fund, Inc. (a)	100	1,475
Latin American Discovery Fund, Inc.	100	1,922
Lazard Global Total Return & Income Fund, Inc.	100	1,614
Lazard World Dividend & Income Fund, Inc.	100	1,385
Liberty All-Star Equity Fund	1,680	9,022
Liberty All-Star Growth Fund, Inc.	400	1,844
LMP Capital and Income Fund, Inc.	100	1,373
LMP Real Estate Income Fund, Inc.	4,550	48,367
Macquarie Global Infrastructure Total Return Fund, Inc.	100	1,904
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	100	1,646
Madison Strategic Sector Premium Fund	300	3,813
Madison/Claymore Covered Call & Equity Strategy Fund	100	882
Malaysia Fund, Inc. (a)	800	9,152
Managed Duration Investment Grade Municipal Fund	100	1,345
Mexico Equity and Income Fund, Inc. (The)	700	8,197
Mexico Fund, Inc. (The)	100	2,860
MFS Charter Income Trust	100	929
MFS Government Markets Income Trust	100	648
MFS InterMarket Income Trust I	100	817
MFS Investment Grade Municipal Trust	100	887
MFS Multimarket Income Trust	12,013	80,727
Montgomery Street Income Securities, Inc.	100	1,573
Morgan Stanley Asia-Pacific Fund, Inc.	100	1,748
Morgan Stanley Eastern Europe Fund, Inc. (a)	2,900	56,521
Morgan Stanley Emerging Markets Debt Fund, Inc.	27,674	285,042
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	100	1,740
Morgan Stanley Emerging Markets Fund, Inc.	100	1,639
Morgan Stanley Frontier Emerging Markets Fund	2,389	34,115
Morgan Stanley Income Securities, Inc.	100	1,656
Neuberger Berman California Intermediate Municipal Fund, Inc.	3,500	48,020

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 2.4% (Continued)	Shares	Value
Neuberger Berman New York Intermediate Municipal Fund, Inc.	200	$2,680
Neuberger Berman Real Estate Securities Income Fund, Inc.	100	440
New Germany Fund, Inc. (The)	100	1,873
New Ireland Fund, Inc. (The)	100	842
NFJ Dividend, Interest & Premium Strategy Fund	100	1,868
Nuveen Arizona Dividend Advantage Municipal Fund	100	1,239
Nuveen Arizona Dividend Advantage Municipal Fund 2	2,400	30,360
Nuveen Arizona Dividend Advantage Municipal Fund 3	2,268	28,101
Nuveen Arizona Premium Income Municipal Fund, Inc.	1,200	14,688
Nuveen Build America Bond Opportunity Fund	14,162	263,696
Nuveen Build America Bond Term Fund	100	1,830
Nuveen California Dividend Advantage Municipal Fund	100	1,219
Nuveen California Dividend Advantage Municipal Fund 2	100	1,323
Nuveen California Dividend Advantage Municipal Fund 3	100	1,172
Nuveen California Investment Quality Municipal Fund, Inc.	100	1,253
Nuveen California Municipal Market Opportunity Fund	100	1,265
Nuveen California Municipal Value Fund	100	860
Nuveen California Municipal Value Fund 2	5,600	77,112
Nuveen California Performance Plus Municipal Fund, Inc.	100	1,259
Nuveen California Premium Income Municipal Fund	715	8,845
Nuveen California Quality Income Municipal Fund	100	1,337
Nuveen California Select Quality Municipal Fund, Inc.	100	1,338
Nuveen California Select Tax-Free Income Portfolio	100	1,290
Nuveen Connecticut Dividend Advantage Municipal Fund	100	1,342
Nuveen Connecticut Dividend Advantage Municipal Fund 2	100	1,373
Nuveen Connecticut Dividend Advantage Municipal Fund 3	4,800	60,960
Nuveen Connecticut Premium Income Municipal Fund	2,000	26,080
Nuveen Diversified Commodity Fund	10,600	311,110
Nuveen Diversified Dividend & Income Fund	100	1,179
Nuveen Dividend Advantage Municipal Fund	100	1,276
Nuveen Dividend Advantage Municipal Fund 2	100	1,294
Nuveen Dividend Advantage Municipal Fund 3	100	1,320
Nuveen Enhanced Municipal Value Fund	4,033	50,574
Nuveen Equity Premium & Growth Fund	800	10,864
Nuveen Equity Premium Advantage Fund	4,201	53,563
Nuveen Equity Premium Opportunity Fund	19,115	239,893
Nuveen Georgia Dividend Advantage Municipal Fund	500	6,640
Nuveen Georgia Dividend Advantage Municipal Fund 2	100	1,340
Nuveen Georgia Premium Income Municipal Fund	100	1,310
Nuveen Insured California Dividend Advantage Municipal Fund	100	1,321
Nuveen Insured California Premium Income Municipal Fund 2, Inc.	100	1,255
Nuveen Insured California Premium Income Municipal Fund, Inc.	100	1,334
Nuveen Insured California Tax-Free Advantage Municipal Fund	3,505	41,534
Nuveen Insured Dividend Advantage Municipal Fund	100	1,353
Nuveen Insured Massachusetts Tax Free Advantage Municipal Fund	100	1,323

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 2.4% (Continued)	Shares	Value
Nuveen Insured Municipal Opportunity Fund, Inc.	25,587	$337,237
Nuveen Insured New York Dividend Advantage Municipal Fund	3,001	40,153
Nuveen Insured New York Premium Income Municipal Fund	100	1,405
Nuveen Insured New York Tax Free Advantage Municipal Fund	3,300	43,659
Nuveen Insured Premium Income Municipal Fund 2	30,448	358,373
Nuveen Insured Quality Municipal Fund, Inc.	100	1,282
Nuveen Insured Tax-Free Advantage Municipal Fund	100	1,322
Nuveen Investment Quality Municipal Fund, Inc.	100	1,345
Nuveen Maryland Dividend Advantage Municipal Fund	100	1,316
Nuveen Maryland Dividend Advantage Municipal Fund 2	100	1,334
Nuveen Maryland Dividend Advantage Municipal Fund 3	100	1,348
Nuveen Maryland Premium Income Municipal Fund	100	1,368
Nuveen Massachusetts Dividend Advantage Municipal Fund	100	1,320
Nuveen Massachusetts Premium Income Municipal Fund	100	1,312
Nuveen Michigan Dividend Advantage Municipal Fund	800	9,928
Nuveen Michigan Premium Income Municipal Fund, Inc.	8,800	112,376
Nuveen Michigan Quality Income Municipal Fund, Inc.	13,727	177,765
Nuveen Multi-Currency Short-Term Government Income Fund	24,258	356,835
Nuveen Multi-Strategy Income and Growth Fund	100	894
Nuveen Multi-Strategy Income and Growth Fund 2	100	920
Nuveen New Jersey Dividend Advantage Municipal Fund	7,813	98,756
Nuveen New Jersey Dividend Advantage Municipal Fund 2	4,000	50,320
Nuveen New Jersey Investment Quality Municipal Fund, Inc.	10,399	131,859
Nuveen New Jersey Municipal Value Fund	3,901	53,873
Nuveen New Jersey Premium Income Municipal Fund, Inc.	100	1,344
Nuveen New York Dividend Advantage Municipal Fund	9,900	127,314
Nuveen New York Dividend Advantage Municipal Fund 2	6,900	88,458
Nuveen New York Investment Quality Municipal Fund	14,996	199,747
Nuveen New York Municipal Value Fund	100	913
Nuveen New York Municipal Value Fund 2	400	5,516
Nuveen New York Performance Plus Municipal Fund, Inc.	6,922	96,700
Nuveen New York Quality Income Municipal Fund, Inc.	3,441	46,247
Nuveen New York Select Quality Municipal Fund, Inc.	10,701	144,035
Nuveen New York Select Tax-Free Income Portfolio	100	1,330
Nuveen Ohio Dividend Advantage Municipal Fund	100	1,344
Nuveen Ohio Dividend Advantage Municipal Fund 2	2,433	31,191
Nuveen Ohio Dividend Advantage Municipal Fund 3	100	1,370
Nuveen Ohio Quality Income Municipal Fund	4,900	70,952
Nuveen Pennsylvania Dividend Advantage Municipal Fund	5,690	72,604
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2	3,000	39,000
Nuveen Pennsylvania Investment Quality Municipal Fund	6,982	91,185
Nuveen Pennsylvania Municipal Value Fund	1,670	23,514
Nuveen Pennsylvania Premium Income Municipal Fund 2	18,647	228,985
Nuveen Premier Insured Municipal Income Fund, Inc.	100	1,467
Nuveen Premier Municipal Income Fund, Inc.	1,984	25,375
Nuveen Premium Income Municipal Fund	100	1,274
Nuveen Premium Income Municipal Fund 2	28,097	367,230
Nuveen Premium Income Municipal Fund 4	2,334	26,911
Nuveen Quality Preferred Income Fund	100	774

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 2.4% (Continued)	Shares	Value
Nuveen Quality Preferred Income Fund 2	100	$826
Nuveen Quality Preferred Income Fund 3	100	820
Nuveen Select Maturities Municipal Fund	100	998
Nuveen Select Tax-Free Income Portfolio	100	1,349
Nuveen Select Tax-Free Income Portfolio 2	100	1,271
Nuveen Select Tax-Free Income Portfolio 3	100	1,327
Nuveen Tax-Advantaged Dividend Growth Fund	466	6,254
Nuveen Tax-Advantaged Total Return Strategy Fund	100	1,200
Pacholder High Yield Fund, Inc.	100	970
Petroleum & Resources Corporation	12,944	400,228
Putnam Managed Municipal Income Trust	100	688
RENN Global Entrepreneurs Fund (a)	2,523	5,652
Rivus Bond Fund	100	1,839
RMR Asia Pacific Real Estate Fund (a)	6,501	116,696
RMR Real Estate Income Fund	3,100	101,463
Royce Focus Trust, Inc.	9,315	78,712
Royce Micro-Cap Trust, Inc.	43,870	452,300
Royce Value Trust, Inc.	95,631	1,515,751
Singapore Fund, Inc. (The)	100	1,483
Source Capital, Inc.	258	15,016
Stone Harbor Emerging Markets Income Fund	100	2,484
SunAmerica Focused Alpha Growth Fund, Inc.	100	2,079
SunAmerica Focused Alpha Large-Cap Fund, Inc.	100	1,880
Swiss Helvetia Fund, Inc. (The)	100	1,491
Taiwan Fund, Inc.	100	1,973
Taiwan Greater China Fund (The) (a)	100	806
TCW Strategic Income Fund, Inc.	100	544
Templeton Dragon Fund, Inc.	11,761	370,472
Thai Capital Fund, Inc. (The)	7,574	99,825
Thai Fund, Inc. (The)	24,632	344,355
Tortoise Power and Energy Infrastructure Fund, Inc.	100	2,554
Tri-Continental Corporation	7,200	109,224
TS&W/Claymore Tax-Advantaged Balanced Fund	100	1,154
Turkish Investment Fund, Inc. (The)	2,523	44,480
Wells Fargo Advantage Multi-Sector Income Fund	44,533	673,784
Western Asset Emerging Markets Debt Fund, Inc.	12,020	226,216
Western Asset Emerging Markets Income Fund, Inc.	100	1,347
Western Asset High Yield Defined Opportunity Fund, Inc.	100	1,910
Western Asset Income Fund	100	1,303
Western Asset Intermediate Muni Fund, Inc.	100	936
Western Asset Municipal Defined Opportunity Trust, Inc.	100	1,981
Western Asset Municipal High Income Fund, Inc.	100	725
Western Asset Municipal Partners Fund, Inc.	100	1,330
Western Asset Variable Rate Strategic Fund, Inc.	100	1,705
Western Asset Worldwide Income Fund, Inc.	100	1,328
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	100	1,251
Zweig Fund, Inc.	19,170	66,712
Zweig Total Return Fund, Inc. (The)	117,817	406,469
Total Closed-End Funds (Cost $37,497,003)		$38,573,865

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 0.1%	Shares	Value
SPDR Morgan Stanley Technology ETF	56	$3,906
Vanguard Extended Duration Treasury ETF (b)	7,609	618,916
WisdomTree Earnings 500 Fund	35	1,644
Total Exchange-Traded Funds (Cost $691,750)		$624,466

RIGHTS - 0.0%	Shares	Value
KHD Humboldt Wedag International AG (a) (Cost $10,675)	10,216	$19,369

MONEY MARKET FUNDS - 7.1%	Shares	Value
UMB Money Market Fiduciary, 0.01% (d) (Cost $115,434,162)	115,434,162	$115,434,162

Total Investments at Value - 101.0% (Cost $1,568,477,792)		$1,635,546,210

Liabilities in Excess of Other Assets - (1.0%)		(15,591,341)

Net Assets - 100.0%		$1,619,954,869

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Fair value priced (Note 1). Fair valued securities totaled $392,556 at April 30, 2011, representing 0.0% of net assets.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2011.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
April 30, 2011 (Unaudited)

COMMON STOCKS - 64.8%	Shares	Value
Consumer Discretionary - 9.3%
Auto Components - 0.3%
Fuel Systems Solutions, Inc.	166,061	$4,936,163
Quantum Fuel Systems Technologies Worldwide, Inc.	120,247	310,237
Wonder Auto Technology, Inc.	2,489	14,735
		5,261,135
Automobiles - 0.2%
Kandi Technologies Corporation	57,825	167,693
Thor Industries, Inc.	800	24,808
Winnebago Industries, Inc.	185,446	2,295,821
		2,488,322
Distributors - 0.1%
Core-Mark Holding Company, Inc.	29,618	992,499
Pool Corporation	69	2,088
Weyco Group, Inc.	849	20,588
		1,015,175
Diversified Consumer Services - 1.0%
American Public Education, Inc.	4,916	207,701
Bridgepoint Education, Inc.	29,976	526,079
Capella Education Company	24,500	1,215,200
Career Education Corporation	8,569	186,890
ChinaCast Education Corporation	350,037	2,138,726
Coinstar, Inc.	36,500	1,970,270
Corinthian Colleges, Inc.	55,778	248,212
CPI Corporation	26,659	479,062
DeVry, Inc.	21	1,111
Education Management Corporation	270,187	5,009,267
Hillenbrand, Inc.	2,500	57,300
ITT Educational Services, Inc.	1,400	100,422
Jackson Hewitt Tax Service, Inc.	34,400	17,892
Matthews International Corporation - Class A	8,100	325,134
Pre-Paid Legal Services, Inc.	4,404	290,444
Regis Corporation	45,400	771,800
Stewart Enterprises, Inc. - Class A	338,949	2,748,876
		16,294,386
Hotels, Restaurants & Leisure - 0.6%
Bob Evans Farms, Inc.	5,800	181,888
Boyd Gaming Corporation	120,645	1,078,566
Cracker Barrel Old Country Store, Inc.	7,500	384,225
Denny's Corporation	299,112	1,223,368
Gaylord Entertainment Company	4,600	165,002
Hyatt Hotels Corporation - Class A	900	39,879
O'Charley's, Inc.	69,996	457,774
P.F. Chang's China Bistro, Inc.	53,149	2,131,275
Peet's Coffee & Tea, Inc.	59,738	2,776,622
Pinnacle Entertainment, Inc.	25,900	359,492
PokerTek, Inc.	520	762
Ruth's Hospitality Group, Inc.	51,800	254,338
Shuffle Master, Inc.	4	44

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Consumer Discretionary - 9.3% (Continued)
Hotels, Restaurants & Leisure - 0.6% (Continued)
Speedway Motorsports, Inc.	16,644	$259,313
Star Buffet, Inc.	600	456
Town Sports International Holdings, Inc.	100	716
Universal Travel Group (a)	238,516	472,262
		9,785,982
Household Durables - 1.8%
American Greetings Corporation - Class A	146,086	3,593,716
Beazer Homes USA, Inc.	201,606	939,484
Cavco Industries, Inc.	4,112	191,126
Comstock Homebuilding Companies, Inc. - Class A	35,701	43,912
Deer Consumer Products, Inc.	253,695	2,572,467
Ethan Allen Interiors, Inc.	43,968	1,059,189
Flexsteel Industries, Inc.	100	1,429
Furniture Brands International, Inc.	48,178	233,182
Garmin Ltd.	177,541	6,077,228
Hooker Furniture Corporation	3,532	43,938
Hovnanian Enterprises, Inc. - Class A	238,967	767,084
Jarden Corporation	21,800	793,302
KB Home	159,200	1,880,152
La-Z-Boy, Inc.	223,634	2,629,936
Libbey, Inc.	4,106	70,007
MDC Holdings, Inc.	14,600	426,174
Meritage Homes Corporation	6,338	151,542
PulteGroup, Inc.	481,048	3,910,920
Ryland Group, Inc. (The)	84,100	1,455,771
Sealy Corporation	449,401	1,186,419
Skyline Corporation	4,610	90,402
Standard Pacific Corporation	139,355	537,910
Toll Brothers, Inc.	2,000	42,020
		28,697,310
Internet & Catalog Retail - 0.7%
Blue Nile, Inc.	59,246	3,377,022
E-Commerce China Dangdang, Inc. - ADR	26,600	612,066
Gaiam, Inc. - Class A	6,100	36,295
NutriSystem, Inc.	145,807	2,192,937
Overstock.com, Inc.	107,808	1,498,531
PetMed Express, Inc.	162,098	2,446,059
Shutterfly, Inc.	28,097	1,729,652
U.S. Auto Parts Network, Inc.	5,662	43,937
		11,936,499
Leisure Equipment & Products - 0.5%
Brunswick Corporation	40,900	955,833
Callaway Golf Company	120,317	851,844
Eastman Kodak Company	200,371	557,031
JAKKS Pacific, Inc.	170,790	3,593,422
Johnson Outdoors, Inc.	1,236	20,505
LeapFrog Enterprises, Inc.	4,053	17,306
Nautilus, Inc.	1,102	3,571
Polaris Industries, Inc.	5,200	548,236

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Consumer Discretionary - 9.3% (Continued)
Leisure Equipment & Products - 0.5% (Continued)
Steinway Musical Instruments, Inc.	100	$2,500
Sturm Ruger & Company, Inc.	56,796	1,350,609
Summer Infant, Inc.	300	2,652
		7,903,509
Media - 0.8%
Atrinsic, Inc.	11,051	28,733
Carmike Cinemas, Inc.	4,657	33,810
China MediaExpress Holdings, Inc. (a)	215,809	1,281,884
China Yida Holding Company	5,003	35,021
Cumulus Media, Inc. - Class A	52,165	242,567
E.W. Scripps Company - Class A	17,076	162,222
Entercom Communications Corporation - Class A	32,255	340,935
Lee Enterprises, Inc.	38,199	54,625
Liberty Media, LLC - Starz Entertainment - Series A	600	46,110
LodgeNet Interactive Corporation	46,100	161,811
Martha Stewart Living Omnimedia, Inc. - Class A	415,145	1,548,491
McClatchy Company (The) - Class A	522,224	1,493,561
Media General, Inc.	280,685	1,512,892
Meredith Corporation	26,588	888,571
New York Times Company (The)	145,773	1,185,134
Radio One, Inc. - Class D	20,000	58,200
ReachLocal, Inc.	7	163
Regal Entertainment Group - Class A	17,902	246,690
Rentrak Corporation	2,768	63,498
Scholastic Corporation	25,709	675,632
SearchMedia Holdings Ltd.	1,000	2,150
Spanish Broadcasting System, Inc.	20	15
SPAR Group, Inc.	500	862
SuperMedia, Inc.	17,125	88,022
Valassis Communications, Inc.	39,100	1,127,253
Viacom, Inc. - Class A	20,276	1,178,847
Westwood One, Inc.	1,196	8,336
		12,466,035
Multiline Retail - 0.8%
Bon-Ton Stores, Inc. (The)	81,314	1,128,638
Fred's, Inc. - Class A	55,317	772,226
Sears Holdings Corporation	129,734	11,153,232
		13,054,096
Specialty Retail - 1.4%
Aaron's, Inc.	10,800	310,932
Aéropostale, Inc.	4,600	117,438
Asbury Automotive Group, Inc.	21,240	367,452
AutoChina International Ltd.	5,581	148,231
Barnes & Noble, Inc.	220,731	2,425,834
Blockbuster, Inc. - Class A	294,200	18,535
Borders Group, Inc.	9,600	2,947
Brown Shoe Company, Inc.	63,185	799,290
Build-A-Bear Workshop, Inc.	600	3,678
Cabela's, Inc. - Class A	12,344	315,266

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Consumer Discretionary - 9.3% (Continued)
Specialty Retail - 1.4% (Continued)
Cache, Inc.	167	$959
Children's Place Retail Stores, Inc. (The)	6,100	324,337
China Auto Logistics, Inc.	2,600	5,330
Citi Trends, Inc.	29,650	660,009
Collective Brands, Inc.	14,400	302,400
Conn's, Inc.	402,014	2,633,192
Genesco, Inc.	70	2,827
Group 1 Automotive, Inc.	13	559
hhgregg, Inc.	158,400	1,957,824
Hibbett Sports, Inc.	1,600	60,448
Lumber Liquidators Holdings, Inc.	85,469	2,217,920
MarineMax, Inc.	17,553	167,807
Midas, Inc.	3,472	25,241
Monro Muffler Brake, Inc.	69	2,096
Office Depot, Inc.	250,147	1,078,133
Pacific Sunwear of California, Inc.	7,000	22,330
Pep Boys - Manny Moe & Jack (The)	490	6,713
RadioShack Corporation	148,490	2,347,627
Rue21, Inc.	19,913	599,779
Sonic Automotive, Inc. - Class A	101,686	1,433,773
Syms Corporation	1,221	9,695
Talbots, Inc. (The)	631	3,395
West Marine, Inc.	9,402	102,294
Wet Seal, Inc. (The)	757,777	3,334,219
Zumiez, Inc.	54,750	1,539,022
		23,347,532
Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	63,300	1,957,236
Cherokee, Inc.	15,692	304,425
Culp, Inc.	86	867
Delta Apparel, Inc.	688	12,171
DGSE Companies, Inc.	740	4,240
Forward Industries, Inc.	100	446
Hanesbrands, Inc.	12,500	406,375
Heelys, Inc.	200	438
Iconix Brand Group, Inc.	31,781	778,317
Joe's Jeans, Inc.	100	98
Jones Group, Inc. (The)	364,414	4,966,963
Kingold Jewelry, Inc.	57,458	113,767
K-Swiss, Inc. - Class A	71,470	879,796
Lacrosse Footwear, Inc.	500	8,310
Liz Claiborne, Inc.	133,191	837,771
R.G. Barry Corporation	24	294
Skechers U.S.A., Inc. - Class A	84,096	1,602,029
True Religion Apparel, Inc.	83,883	2,534,944
Under Armour, Inc. - Class A	700	47,922
Volcom, Inc.	142,216	2,805,921
Wolverine World Wide, Inc.	25,800	1,023,744
		18,286,074

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Consumer Staples - 2.9%
Beverages - 0.1%
Central European Distribution Corporation	145,850	$1,723,947
China New Borun Corporation	44,020	410,707
MGP Ingredients, Inc.	56	489
		2,135,143
Food & Staples Retailing - 0.6%
Anderson's, Inc. (The)	34,357	1,705,825
Great Atlantic & Pacific Tea Company, Inc. (The)	868,266	161,063
Nash Finch Company	5,442	202,551
Pizza Inn, Inc.	968	2,004
Ruddick Corporation	7,300	303,096
Spartan Stores, Inc.	25,452	397,306
SUPERVALU, Inc.	503,522	5,669,658
United Natural Foods, Inc.	1,100	46,959
Weis Markets, Inc.	1,810	74,698
Winn-Dixie Stores, Inc.	34,543	244,910
		8,808,070
Food Products - 1.3%
Calavo Growers, Inc.	40,697	854,637
Cal-Maine Foods, Inc.	121,779	3,518,195
Chiquita Brands International, Inc.	26,700	425,064
Dean Foods Company	4	45
Diamond Foods, Inc.	37,211	2,441,042
Dole Food Company, Inc.	89,040	1,229,642
Feihe International, Inc.	245,588	2,622,880
Fresh Del Monte Produce, Inc.	55,800	1,512,738
Imperial Sugar Company	32,928	450,455
John B. Sanfilippo & Son, Inc.	359	3,949
Lancaster Colony Corporation	6,500	397,215
Lifeway Foods, Inc.	4,205	40,326
Limoneira Company	78	1,717
Sanderson Farms, Inc.	78,795	3,750,642
Seneca Foods Corporation - Class A	2,094	58,548
Smart Balance, Inc.	92,669	442,958
Snyder's-Lance, Inc.	53,866	1,063,854
Tootsie Roll Industries, Inc.	38,005	1,126,468
TreeHouse Foods, Inc.	17,600	1,067,792
Yuhe International, Inc.	30,837	170,837
Zhongpin, Inc.	33,542	560,151
		21,739,155
Household Products - 0.1%
Central Garden & Pet Company	12,900	126,033
Central Garden & Pet Company - Class A	85,759	859,305
Spectrum Brands Holdings, Inc.	25,947	843,278
		1,828,616
Personal Products - 0.6%
China Sky One Medical, Inc.	196,014	558,640
China-Biotics, Inc.	700,276	6,834,694
Medifast, Inc.	45,742	903,404

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Consumer Staples - 2.9% (Continued)
Personal Products - 0.6% (Continued)
Synutra International, Inc.	60,282	$626,933
		8,923,671
Tobacco - 0.2%
Alliance One International, Inc.	176,873	705,723
Star Scientific, Inc.	185,811	745,102
Universal Corporation	4,048	175,602
Vector Group Ltd.	51,188	939,812
		2,566,239
Energy - 6.4%
Energy Equipment & Services - 0.9%
Cal Dive International, Inc.	108	849
Complete Production Services, Inc.	14,800	502,312
Dawson Geophysical Company	1,856	82,778
Dril-Quip, Inc.	25,700	1,967,592
ENGlobal Corporation	100	408
Exterran Holdings, Inc.	59,950	1,301,514
Geokinetics, Inc.	34,847	332,789
Hornbeck Offshore Services, Inc.	9,917	289,874
Key Energy Services, Inc.	73,200	1,332,240
Natural Gas Services Group, Inc.	2,185	39,396
Newpark Resources, Inc.	466,176	4,209,569
PHI, Inc.	1,322	29,586
Recon Technology Ltd.	200	630
RPC, Inc.	21,600	584,280
Seahawk Drilling, Inc.	226,206	1,662,614
Seawell Ltd.	72,539	481,087
SulphCo, Inc.	517,569	47,616
TETRA Technologies, Inc.	102,021	1,506,850
TGC Industries, Inc.	600	4,938
Tidewater, Inc.	2,700	160,677
Willbros Group, Inc.	246	2,645
		14,540,244
Oil, Gas & Consumable Fuels - 5.5%
Abraxas Petroleum Corporation	36	183
ATP Oil & Gas Corporation	364,301	6,477,272
Bill Barrett Corporation	1,000	41,730
BioFuel Energy Corporation	332,796	242,941
Blue Dolphin Energy Company	25,031	176,218
BPZ Resources, Inc.	271,988	1,294,663
Buckeye Partners, L.P.	76	4,945
Capital Product Partners, L.P.	212	2,396
Carrizo Oil & Gas, Inc.	56,700	2,258,928
Cheniere Energy Partners, L.P.	14,208	261,711
Cheniere Energy, Inc.	415,503	3,772,767
China Integrated Energy, Inc. (a)	464,950	855,508
China North East Petroleum Holdings Ltd.	117,647	502,353
Clean Energy Fuels Corporation	390,951	6,661,805
Comstock Resources, Inc.	42,000	1,346,520
Contango Oil & Gas Company	3,300	204,336

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Energy - 6.4% (Continued)
Oil, Gas & Consumable Fuels - 5.5% (Continued)
Delta Petroleum Corporation	13,927	$11,658
DHT Holdings, Inc.	691,052	2,992,255
Double Eagle Petroleum Company	32,936	335,288
Duncan Energy Partners, L.P.	100	4,314
El Paso Pipeline Partners, L.P.	100	3,704
Evergreen Energy, Inc.	135,100	349,909
Frontline Ltd.	7,500	165,825
FX Energy, Inc.	54,595	448,225
Gastar Exploration Ltd.	36,914	166,113
General Maritime Corporation	295,494	632,357
Genesis Energy, L.P.	2,900	80,968
GeoGlobal Resources, Inc.	254,060	130,841
GMX Resources, Inc.	553,170	3,252,640
Goodrich Petroleum Corporation	45,000	1,011,150
Green Plains Renewable Energy, Inc.	97,177	1,216,656
GreenHunter Energy, Inc.	2,800	2,604
Gulfport Energy Corporation	7,000	238,280
Harvest Natural Resources, Inc.	83,110	1,148,580
Houston American Energy Corporation	157,952	2,904,737
Hyperdynamics Corporation	301,039	1,270,385
International Coal Group, Inc.	12,600	138,978
Isramco, Inc.	1,113	74,348
James River Coal Company	15,200	354,464
Kinder Morgan Management, LLC	28,356	1,933,312
Knightsbridge Tankers Ltd.	22,227	497,663
Kodiak Oil & Gas Corporation	269,268	1,890,261
L & L Energy, Inc.	372,651	2,589,924
Lucas Energy, Inc.	94,048	302,835
Magnum Hunter Resources Corporation	411,769	3,360,035
McMoRan Exploration Company	8,200	150,142
Mesa Royalty Trust	243	12,053
Miller Energy Resources, Inc.	10,856	62,639
Natural Resource Partners, L.P.	100	3,441
New Concept Energy, Inc.	11,200	33,600
Nordic American Tanker Shipping Ltd.	32,356	743,541
Overseas Shipholding Group, Inc.	115,100	3,206,686
Pacific Ethanol, Inc.	125,889	59,168
Patriot Coal Corporation	82,600	2,079,868
Penn Virginia Corporation	296,400	4,582,344
Petroleum Development Corporation	31,367	1,249,034
Provident Energy Ltd.	19,800	186,516
Pyramid Oil Company	3,200	19,296
Quicksilver Resources, Inc.	138,900	2,062,665
Rentech, Inc.	153,419	170,295
Resolute Energy Corporation	84,871	1,501,368
Rex Energy Corporation	280,688	3,601,227
Royale Energy, Inc.	490,670	2,217,828
San Juan Basin Royalty Trust	15,138	377,844
Scorpio Tankers, Inc.	12,471	146,784

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Energy - 6.4% (Continued)
Oil, Gas & Consumable Fuels - 5.5% (Continued)
Syntroleum Corporation	254,637	$522,006
Tesoro Corporation	4,000	108,480
Tri-Valley Corporation	524,122	414,109
Uranium Energy Corporation	773,143	2,690,538
USEC, Inc.	923,541	4,229,818
Verenium Corporation	68,678	201,227
Voyager Oil & Gas, Inc.	9,050	38,553
W&T Offshore, Inc.	95,500	2,560,355
Warren Resources, Inc.	33,014	149,553
Western Refining, Inc.	77,900	1,321,184
Whiting USA Trust I	33,229	577,520
World Fuel Services Corporation	40,800	1,614,864
Zion Oil & Gas, Inc.	88,235	474,704
		88,981,835
Financials - 10.8%
Capital Markets - 1.0%
AllianceBernstein Holding, L.P.	4,900	108,780
Apollo Investment Corporation	4,400	52,140
Arlington Asset Investment Corporation	10,782	328,851
BGC Partners, Inc. - Class A	47,276	456,213
BlackRock Kelso Capital Corporation	139,103	1,463,364
Cohen & Steers, Inc.	16,880	531,045
Cowen Group, Inc.	243,842	1,014,383
Evercore Partners, Inc. - Class A	10,102	352,459
FBR Capital Markets Corporation	3,014	10,850
Federated Investors, Inc. - Class B	92,575	2,386,583
GAMCO Investors, Inc. - Class A	508	26,137
Gladstone Investment Corporation	443	3,429
Greenhill & Company, Inc.	20,200	1,191,800
INTL FCStone, Inc.	19,949	528,250
Investors Capital Holdings Ltd.	600	3,594
JMP Group, Inc.	6,400	55,040
KBW, Inc.	9,900	224,928
Knight Capital Group, Inc.	142,835	1,959,696
LaBranche & Company, Inc.	270,372	1,089,599
Main Street Capital Corporation	10,858	204,239
MCG Capital Corporation	30,200	199,320
MF Global Holdings Ltd.	21,731	182,758
MVC Capital, Inc.	14,400	199,152
NGP Capital Resources Company	27,000	254,880
Oppenheimer Holdings, Inc.	8,200	251,822
optionsXpress Holdings, Inc.	19,686	363,010
Penson Worldwide, Inc.	110,687	671,870
Piper Jaffray Companies, Inc.	18,117	649,494
Prospect Capital Corporation	190	2,301
SWS Group, Inc.	145,383	886,836
Tortoise Capital Resources Corporation	48	408
TradeStation Group, Inc.	36,800	355,120

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Financials - 10.8% (Continued)
Capital Markets - 1.0% (Continued)
Triangle Capital Corporation	13,200	$235,752
		16,244,103
Commercial Banks - 4.0%
Alliance Financial Corporation	1,300	41,912
American National Bankshares, Inc.	1,100	25,454
Ameris Bancorp	39,050	388,157
Arrow Financial Corporation	6,000	149,100
BancorpSouth, Inc.	47,770	647,284
BancTrust Financial Group, Inc.	5,150	12,875
Bank of the Ozarks, Inc.	70,650	3,146,045
Boston Private Financial Holdings, Inc.	123,233	861,399
Bridge Bancorp, Inc.	8,031	171,863
Britton & Koontz Capital Corporation	50	638
Capital City Bank Group, Inc.	19,927	223,182
Capitol Bancorp Ltd.	40,199	6,834
Cascade Bancorp	713	6,652
Cascade Financial Corporation	8,266	3,472
CenterState Banks, Inc.	4,914	30,565
Central Pacific Financial Corporation	11,476	173,058
Citizens Holding Company	1,201	24,440
Citizens Republic Bancorp, Inc.	100	92
City Bank	13,668	4,032
City Holding Company	83,583	2,850,180
CoBiz Financial, Inc.	151,239	1,026,913
Columbia Banking Systems, Inc.	4,063	76,628
Community Bank System, Inc.	101,962	2,551,089
Community Trust Bancorp, Inc.	29	821
CVB Financial Corporation	286,288	2,788,445
First BanCorp (North Carolina)	4	56
First BanCorp (Puerto Rico)	344,087	1,716,994
First Bancorp, Inc.	679	10,083
First Busey Corporation	38,025	199,631
First Community Bancshares, Inc.	2,526	37,536
First Financial Bancorporation	2,000	32,960
First Financial Bankshares, Inc.	53,797	2,981,430
First Midwest Bancorp, Inc.	40,100	525,310
FirstMerit Corporation	79,423	1,387,520
FNB Corporation	209,511	2,294,145
Frontier Financial Corporation	10,459	1,464
German American Bancorp, Inc.	200	3,490
Glacier Bancorp, Inc.	19,200	288,576
Great Southern Bancorp, Inc.	16,639	344,427
Green Bankshares, Inc.	34,766	70,575
Hampton Roads Bankshares, Inc.	10,744	158,044
IBERIABANK Corporation	54,300	3,258,543
Independent Bank Corporation (Massachusetts)	94,084	2,757,602
Independent Bank Corporation (Michigan)	20,400	61,200
International Bancshares Corporation	75,608	1,332,213
Investors Bancorp, Inc.	129,086	1,941,453

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Financials - 10.8% (Continued)
Commercial Banks - 4.0% (Continued)
Lakeland Bancorp, Inc.	26,535	$283,659
Macatawa Bank Corporation	50,928	131,904
MainSource Financial Group, Inc.	24,257	233,595
Mercantile Bancorp, Inc.	900	765
Mercantile Bank Corporation	19,216	175,634
Merchants Bancshares, Inc.	2,000	53,800
Metro Bancorp, Inc.	3,500	43,750
Nara Bancorp, Inc.	72,587	713,530
National Bankshares, Inc.	8,820	250,753
National Penn Bancshares, Inc.	126,521	1,038,737
Old Second Bancorp, Inc.	50,984	63,220
Oriental Financial Group, Inc.	36,374	471,407
PAB Bankshares, Inc.	4,809	721
Pacific Mercantile Bancorp	700	3,010
PacWest Bancorp	24,303	558,726
Park National Corporation	35,903	2,480,179
Patriot National Bancorp	994	1,948
Pinnacle Financial Partners, Inc.	3,465	55,683
PremierWest Bancorp, Inc.	14,874	31,087
Princeton National Bancorp, Inc.	600	3,066
Prosperity Bancshares, Inc.	6,400	293,440
Renasant Corporation	65,111	1,092,563
Republic Bancorp, Inc. - Class A	17,323	377,295
S&T Bancorp, Inc.	104,767	2,138,294
S.Y. Bancorp, Inc.	11,684	291,749
Salisbury Bancorp, Inc.	300	7,950
Sandy Spring Bancorp, Inc.	4,758	85,025
SCBT Financial Corporation	9,123	294,126
Security Bank Corporation	32,973	–
Sierra Bancorp	900	10,035
Simmons First National Corporation - Class A	8,662	228,590
Southern Connecticut Bancorp, Inc.	200	890
Southside Bancshares, Inc.	40,427	879,287
Southwest Bancorp, Inc.	11,870	168,317
StellarOne Corporation	189	2,646
Sterling Financial Corporation	122,276	2,156,949
Suffolk Bancorp	23,414	384,224
Superior Bancorp	400	8
SVB Financial Group	37,195	2,248,066
Taylor Capital Group, Inc.	65,817	654,221
TCF Financial Corporation	1,300	20,267
Texas Capital Bancshares, Inc.	53,391	1,377,488
Tompkins Financial Corporation	124	5,052
TowneBank	97,068	1,438,548
Trico Bancshares	10,833	176,686
UMB Financial Corporation	9,587	403,709
United Bankshares, Inc.	81,796	2,139,783
United Security Bancshares	2,963	9,778
United Security Bancshares, Inc.	18	129

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Financials - 10.8% (Continued)
Commercial Banks - 4.0% (Continued)
Valley National Bancorp	22,500	$322,200
VIST Financial Corporation	200	1,528
Washington Banking Company	13,434	187,942
Washington Trust Bancorp, Inc.	4,853	113,706
Webster Financial Corporation	3,428	73,771
Westamerica Bancorporation	13,836	702,730
Western Alliance Bancorporation	332,045	2,746,012
Wilshire Bancorp, Inc.	154,009	616,036
Wintrust Financial Corporation	45,113	1,519,857
Zions Bancorporation	100	2,445
		64,380,898
Consumer Finance - 0.4%
Cash America International, Inc.	35,410	1,680,205
CompuCredit Holdings Corporation	112,296	478,381
First Marblehead Corporation (The)	40,882	87,896
Green Dot Corporation - Class A	19,117	825,090
World Acceptance Corporation	58,357	3,965,358
		7,036,930
Diversified Financial Services - 0.5%
CBOE Holdings, Inc.	2,200	59,004
Life Partners Holdings, Inc.	601,633	4,217,447
PHH Corporation	149,300	3,203,978
		7,480,429
Insurance - 1.1%
Allied World Assurance Company Holdings Ltd.	13,992	909,060
Ambac Financial Group, Inc.	89,956	12,432
American Equity Investment Life Holding Company	28,816	370,574
American International Group, Inc.	1,800	56,070
AmTrust Financial Services, Inc.	7,071	136,470
Argo Group International Holdings Ltd.	3,158	99,193
Arthur J. Gallagher & Company	9,500	282,910
eHealth, Inc.	323,332	4,397,315
Gerova Financial Group Ltd. (a)	9,506	25,096
Hilltop Holdings, Inc.	154,307	1,496,778
MBIA, Inc.	194,540	2,007,653
National Financial Partners Corporation	109,824	1,767,068
Old Republic International Corporation	169,340	2,145,538
Phoenix Companies, Inc. (The)	73,139	196,744
Primerica, Inc.	6,800	157,216
RLI Corporation	12,830	760,049
Stewart Information Services Corporation	136,875	1,387,912
Tower Group, Inc.	76,070	1,739,721
		17,947,799
Real Estate Investment Trusts (REIT) - 2.9%
Agree Realty Corporation	44,619	1,043,639
Apollo Commercial Real Estate Finance, Inc.	18,089	295,574
Arbor Realty Trust, Inc.	1,300	6,838
ARMOUR Residential REIT, Inc.	459,663	3,415,296

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Financials - 10.8% (Continued)
Real Estate Investment Trusts (REIT) - 2.9% (Continued)
Ashford Hospitality Trust, Inc.	64,014	$798,255
BRE Properties, Inc.	300	15,216
Capital Trust, Inc. - Class A	56,167	283,082
Chimera Investment Corporation	200	810
Colonial Properties Trust	315,100	6,667,516
Cousins Properties, Inc.	96	864
Douglas Emmett, Inc.	347,957	7,240,985
Duke Realty Corporation	81,100	1,236,775
DuPont Fabros Technology, Inc.	47,000	1,149,620
Entertainment Properties Trust	6,000	285,660
Extra Space Storage, Inc.	112,359	2,432,572
First Potomac Realty Trust	1,200	19,476
Franklin Street Properties Corporation	56,400	797,496
Glimcher Realty Trust	20,856	199,175
Inland Real Estate Corporation	80	782
Investors Real Estate Trust	79,090	744,237
iStar Financial, Inc.	281,183	2,704,981
Lexington Realty Trust	905,794	9,039,824
Liberty Property Trust	98,901	3,478,348
National Health Investors, Inc.	600	29,178
National Retail Properties, Inc.	26,400	695,376
Parkway Properties, Inc.	40,239	721,485
Pennsylvania Real Estate Investment Trust	39,903	630,068
Ramco-Gershenson Properties Trust	118,758	1,530,791
Sun Communities, Inc.	18,905	727,464
Sunstone Hotel Investors, Inc.	149,692	1,565,778
Transcontinental Realty Investors, Inc.	67	213
Whitestone REIT	1,000	13,900
		47,771,274
Real Estate Management & Development - 0.6%
China Housing & Land Development, Inc.	152,438	336,888
Consolidated-Tomoka Land Company	1,757	54,344
Maui Land & Pineapple Company, Inc.	800	4,208
MI Developments, Inc. - Class A	400	12,260
St. Joe Company (The)	335,577	8,765,271
		9,172,971
Thrifts & Mortgage Finance - 0.3%
Anchor BanCorp Wisconsin, Inc.	35,400	29,378
BankAtlantic Bancorp, Inc.	383,933	349,110
Berkshire Hills Bancorporation, Inc.	45,544	1,015,631
BofI Holding, Inc.	20,609	346,231
Brooklyn Federal Bancorp, Inc.	4,015	2,208
Clifton Savings Bancorp, Inc.	4,857	55,661
Dime Community Bancshares, Inc.	8,475	131,024
ESB Financial Corporation	212	3,598
ESSA Bancorp, Inc.	7	88
Federal Agricultural Mortgage Corporation - Class C	80,516	1,525,778
First Federal Bancshares of Arkansas, Inc.	5,100	14,790
First Financial Holdings, Inc.	753	8,268

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Financials - 10.8% (Continued)
Thrifts & Mortgage Finance - 0.3% (Continued)
FirstFed Financial Corporation	23,697	$356
Guaranty Financial Group, Inc.	62,759	345
Home Federal Bancorp, Inc.	10	122
Impac Mortgage Holdings, Inc.	148	520
NASB Financial, Inc.	2,838	43,790
PMI Group, Inc. (The)	7	15
Provident Financial Services, Inc.	19,172	278,377
Radian Group, Inc.	24,200	143,506
Territorial Bancorp, Inc.	300	6,021
TFS Financial Corporation	5,311	57,784
Tree.com, Inc.	1,400	7,448
Triad Guaranty, Inc.	9,250	3,145
TrustCo Bank Corporation	249,099	1,494,594
Westfield Financial, Inc.	100	908
		5,518,696
Health Care - 10.2%
Biotechnology - 4.5%
Aastrom Biosciences, Inc.	314,649	852,699
Accentia Biopharmaceuticals, Inc.	1,600	864
Acorda Therapeutics, Inc.	122,609	3,437,956
ADVENTRX Pharmaceuticals, Inc.	64,378	166,739
AEterna Zentaris, Inc.	39,589	93,826
Alkermes, Inc.	12	173
Alnylam Pharmaceuticals, Inc.	49,479	507,655
AMAG Pharmaceuticals, Inc.	19,700	374,300
Amicus Therapeutics, Inc.	7	50
Amylin Pharmaceuticals, Inc.	446,066	5,932,678
Anadys Pharmaceuticals, Inc.	4,000	4,880
ARCA biopharma, Inc.	725	1,370
Ardea Biosciences, Inc.	73,557	2,085,341
Arena Pharmaceuticals, Inc.	887,860	1,243,004
AspenBio Pharma, Inc.	1,716	1,174
AVI BioPharma, Inc.	81	146
BioCryst Pharmaceuticals, Inc.	237,613	923,126
BioMarin Pharmaceutical, Inc.	41,564	1,117,656
BioMimetic Therapeutics, Inc.	116,803	1,573,336
BioSante Pharmaceuticals, Inc.	641,186	1,493,963
BioSpecifics Technologies Corporation	584	14,162
BioTime, Inc.	390,839	2,778,865
Cardium Therapeutics, Inc.	100	34
Cell Therapeutics, Inc.	1,133,061	380,708
CEL-SCI Corporation	547,321	376,010
Celsion Corporation	93,612	293,006
Cepheid	5,694	183,973
China Biologic Products, Inc.	60,170	842,982
Cleveland BioLabs, Inc.	258,829	2,026,631
Cyclacel Pharmaceuticals, Inc.	2,747	3,956
Cytori Therapeutics, Inc.	196,703	1,477,240
CytRx Corporation	1,179	1,063

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Health Care - 10.2% (Continued)
Biotechnology - 4.5% (Continued)
DARA BioSciences, Inc.	47,854	$138,298
EntreMed, Inc.	54	261
Enzon Pharmaceuticals, Inc.	86,627	994,478
EpiCept Corporation	103,015	67,990
Exact Sciences Corporation	394,637	3,161,042
Exelixis, Inc.	7,806	95,702
Genomic Health, Inc.	25,914	707,452
Geron Corporation	120,311	577,493
GTx, Inc.	131,559	560,441
Hemispherx Biopharma, Inc.	192,180	96,090
Human Genome Sciences, Inc.	37,686	1,110,606
iBio, Inc.	67,589	192,629
Idenix Pharmaceuticals, Inc.	62	315
Incyte Corporation	43,339	800,905
Infinity Pharmaceuticals, Inc.	700	4,186
Inovio Pharmaceuticals, Inc.	5,700	5,424
Insmed, Inc.	488	4,255
Introgen Therapeutics, Inc.	45,612	68
Isis Pharmaceuticals, Inc.	25,700	241,066
Keryx Biopharmaceuticals, Inc.	508,725	2,691,155
MannKind Corporation	969,630	4,227,587
Marina Biotech, Inc.	513,222	302,904
MediciNova, Inc.	53,422	138,363
Metabolix, Inc.	416,834	3,368,019
Momenta Pharmaceuticals, Inc.	188,444	3,555,938
Nanosphere, Inc.	117	347
Neuralstem, Inc.	162,437	290,762
Neurocrine Biosciences, Inc.	193,188	1,485,616
NeurogesX, Inc.	52,780	178,924
Nymox Pharmaceutical Corporation	43,473	329,960
Oncolytics Biotech, Inc.	88,705	541,100
Oncothyreon, Inc.	103,909	470,708
Opexa Therapeutics, Inc.	125,663	226,193
Orexigen Therapeutics, Inc.	503,821	1,576,960
Osiris Therapeutics, Inc.	48,725	345,460
PDL BioPharma, Inc.	199,806	1,282,755
Pharmacyclics, Inc.	72,093	477,977
Pharmasset, Inc.	16,116	1,635,290
PharmAthene, Inc.	137,771	515,264
Pluristem Therapeutics, Inc.	14,300	38,467
Poniard Pharmaceuticals, Inc.	1,300	468
PROLOR Biotech, Inc.	75,304	390,075
Rexahn Pharmaceuticals, Inc.	7,128	8,696
Rosetta Genomics Ltd.	4,400	1,760
RXi Pharmaceuticals Corporation	166,678	155,011
Sangamo Biosciences, Inc.	279,637	2,007,794
Savient Pharmaceuticals, Inc.	226,384	2,628,318
SciClone Pharmaceuticals, Inc.	334,681	1,475,943
Seattle Genetics, Inc.	89,400	1,484,934

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Health Care - 10.2% (Continued)
Biotechnology - 4.5% (Continued)
SIGA Technologies, Inc.	214,941	$2,951,140
StemCells, Inc.	659	554
Theravance, Inc.	24,273	673,576
Threshold Pharmaceuticals, Inc.	149,667	309,811
Transcept Pharmaceuticals, Inc.	700	7,035
Vanda Pharmaceuticals, Inc.	11,696	94,153
XOMA Ltd.	1,100	3,278
ZIOPHARM Oncology, Inc.	51	386
		72,820,948
Health Care Equipment & Supplies - 2.9%
Abaxis, Inc.	16,480	478,744
Analogic Corporation	3,100	178,777
Angiotech Pharmaceuticals, Inc.	1,331	25
Antares Pharma, Inc.	13,625	25,342
BSD Medical Corporation	1,244,032	5,112,972
Conceptus, Inc.	118,411	1,827,082
CONMED Corporation	25,051	703,432
Cooper Companies, Inc. (The)	4,900	367,010
Cutera, Inc.	2,100	18,564
Delcath Systems, Inc.	560,838	3,965,125
Exactech, Inc.	8	143
Gen-Probe, Inc.	2,800	232,176
Greatbatch, Inc.	110,705	2,996,784
HeartWare International, Inc.	17,234	1,285,829
ICU Medical, Inc.	67,936	3,064,593
Insulet Corporation	116,218	2,497,525
Invacare Corporation	18,437	606,577
Kensey Nash Corporation	72,644	1,796,486
Kinetic Concepts, Inc.	510	30,105
Masimo Corporation	5,700	198,303
MELA Sciences, Inc.	1,148,750	4,261,863
Meridian Bioscience, Inc.	47,762	1,180,199
Neogen Corporation	1,500	62,850
Neoprobe Corporation	283,215	1,373,593
NuVasive, Inc.	58,100	1,794,709
NxStage Medical, Inc.	52,733	1,299,341
Quidel Corporation	282,982	3,755,171
Rockwell Medical Technologies, Inc.	32,488	333,652
Shamir Optical Industry Ltd.	200	2,760
Stereotaxis, Inc.	534,592	2,079,563
STERIS Corporation	12,753	459,618
Thoratec Corporation	120,037	3,685,136
Unilife Corporation	102,665	571,844
Uroplasty, Inc.	17,600	120,736
Vascular Solutions, Inc.	1,418	18,122
West Pharmaceutical Services, Inc.	5,700	269,268
Winner Medical Group, Inc.	7,553	38,143
World Heart Corporation	1,600	1,888
		46,694,050

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Health Care - 10.2% (Continued)
Health Care Providers & Services - 0.5%
Air Methods Corporation	7,247	$490,042
Allied Healthcare International, Inc.	99	258
Amedisys, Inc.	66,246	2,207,317
AMN Healthcare Services, Inc.	64,653	557,955
Bio-Reference Laboratories, Inc.	86,503	2,180,741
BioScrip, Inc.	86,390	398,258
Chemed Corporation	24,030	1,673,209
Emeritus Corporation	4,925	120,712
ExamWorks Group, Inc.	10,781	239,338
Healthways, Inc.	13,631	230,637
IPC The Hospitalist Company, Inc.	200	10,372
LCA-Vision, Inc.	800	5,392
MWI Veterinary Supply, Inc.	51	4,242
PSS World Medical, Inc.	9,600	276,096
VCA Antech, Inc.	49	1,205
		8,395,774
Health Care Technology - 0.0%
athenahealth, Inc.	10,580	489,113
iCad, Inc.	400	488
Medidata Solutions, Inc.	6,921	177,662
Quality Systems, Inc.	3,057	274,274
		941,537
Life Sciences Tools & Services - 0.4%
Albany Molecular Research, Inc.	459	2,244
Apricus Biosciences, Inc.	80,397	451,027
Arrowhead Research Corporation	119,992	74,395
Bioanalytical Systems, Inc.	100	259
Compugen Ltd.	4,075	19,438
eResearchTechnology, Inc.	53,384	339,522
Furiex Pharmaceuticals, Inc.	834	12,368
Pacific Biosciences of California, Inc.	53,350	653,004
Parexel International Corporation	8,100	224,856
PURE Bioscience	184,651	241,893
QIAGEN N.V.	178,772	3,820,358
Radient Pharmaceuticals Corporation	204,395	85,846
		5,925,210
Pharmaceuticals - 1.9%
Acura Pharmaceuticals, Inc.	77,944	365,557
Adeona Pharmaceuticals, Inc.	41,403	42,231
Akorn, Inc.	313,987	2,078,594
Aoxing Pharmaceutical Company, Inc.	10,556	20,584
Auxilium Pharmaceuticals, Inc.	107,518	2,619,138
AVANIR Pharmaceuticals, Inc. - Class A	1,493,151	6,525,070
Biodel, Inc.	292,188	645,735
Biostar Pharmaceuticals, Inc.	7,886	13,091
Cadence Pharmaceuticals, Inc.	667,624	5,661,452
Cumberland Pharmaceuticals, Inc.	1,300	6,552
DepoMed, Inc.	70,195	619,822
Generex Biotechnology Corporation	162,100	36,310

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Health Care - 10.2% (Continued)
Pharmaceuticals - 1.9% (Continued)
IntelliPharmaCeutics International, Inc.	99	$430
K-V Pharmaceutical Company - Class A	212,698	835,903
Lannett Company, Inc.	22,649	130,685
MAP Pharmaceuticals, Inc.	197	3,038
NeoStem, Inc.	236,787	468,838
Obagi Medical Products, Inc.	4,500	57,735
Oculus Innovative Sciences, Inc.	72,761	141,884
POZEN, Inc.	75,076	468,474
Raptor Pharmaceutical Corporation	150,968	496,685
Repros Therapeutics, Inc.	33,629	191,349
Salix Pharmaceuticals Ltd.	87,000	3,418,230
Somaxon Pharmaceuticals, Inc.	668,330	1,804,491
VIVUS, Inc.	158,867	1,235,985
XenoPort, Inc.	348,494	2,850,681
		30,738,544
Industrials - 7.1%
Aerospace & Defense - 0.4%
AAR Corporation	4,700	122,388
Arotech Corporation	1,900	2,280
Ascent Solar Technologies, Inc.	169,486	272,873
Astronics Corporation	6,931	180,206
GenCorp, Inc.	102,112	666,791
HEICO Corporation	55,424	2,669,220
Ladish Company, Inc.	4,106	232,810
National Presto Industries, Inc.	5,307	589,236
Orbital Sciences Corporation	24,085	453,521
Taser International, Inc.	103,778	462,850
Triumph Group, Inc.	3,320	285,918
		5,938,093
Air Freight & Logistics - 0.1%
Pacer International, Inc.	420,787	2,520,514

Airlines - 0.2%
AirTran Holdings, Inc.	63	473
Allegiant Travel Company	43,635	1,957,903
Hawaiian Holdings, Inc.	313	1,831
LAN Airlines, S.A. - ADR	25,180	703,529
US Airways Group, Inc.	58	527
		2,664,263
Building Products - 0.7%
AAON, Inc.	81,043	2,662,263
American Woodmark Corporation	11,398	231,493
Ameron International Corporation	24,381	1,714,959
Apogee Enterprises, Inc.	33,930	484,520
Builders FirstSource, Inc.	89,254	236,523
Griffon Corporation	43,414	553,094
Insteel Industries, Inc.	14,905	222,532
Lennox International, Inc.	31,172	1,515,271

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Industrials - 7.1% (Continued)
Building Products - 0.7% (Continued)
Trex Company, Inc.	90,932	$2,917,099
Universal Forest Products, Inc.	11,300	364,877
USG Corporation	50,300	775,626
		11,678,257
Commercial Services & Supplies - 0.8%
Consolidated Graphics, Inc.	1,600	89,840
Courier Corporation	400	5,480
EnergySolutions, Inc.	68,260	385,669
Fuel Tech, Inc.	3,100	25,141
G&K Services, Inc.	742	24,560
Geo Group, Inc. (The)	80,300	2,142,404
Herman Miller, Inc.	6,400	166,528
HNI Corporation	37,100	1,020,992
Industrial Services of America, Inc.	32,437	386,000
InnerWorkings, Inc.	186,314	1,671,237
Interface, Inc.	213,779	3,984,841
Kimball International, Inc.	88	658
Mine Safety Appliances Company	18	714
Mobile Mini, Inc.	150,834	3,757,275
RINO International Corporation	81,543	71,758
Swisher Hygiene, Inc.	18,801	164,885
Team, Inc.	2,175	54,266
		13,952,248
Construction & Engineering - 0.4%
AECOM Technology Corporation	43	1,172
Comfort Systems USA, Inc.	57	696
Dycom Industries, Inc.	74,123	1,101,468
Granite Construction, Inc.	109,724	2,982,298
India Globalization Capital, Inc.	19,850	11,867
Insituform Technologies, Inc. - Class A	58,619	1,483,647
Northwest Pipe Company	6,880	165,533
Orion Marine Group, Inc.	41,804	431,835
Shaw Group, Inc. (The)	1,400	54,460
Sterling Construction Company, Inc.	5	75
		6,233,051
Electrical Equipment - 1.1%
Acuity Brands, Inc.	2,900	170,520
Advanced Battery Technologies, Inc.	2,200	3,784
Altair Nanotechnologies, Inc.	216,802	307,859
American Superconductor Corporation	64,200	760,770
Beacon Power Corporation	49,194	83,138
Capstone Turbine Corporation	508,558	991,688
China BAK Battery, Inc.	351,516	551,880
China Electric Motor, Inc. (a)	1,771	2,568
China Technology Development Group Corporation	2,500	5,000
Digital Power Corporation	1,677	2,851
Encore Wire Corporation	90,223	2,518,124
Ener1, Inc.	750,372	1,898,441
Fushi Copperweld, Inc.	285,903	2,301,519

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Industrials - 7.1% (Continued)
Electrical Equipment - 1.1% (Continued)
Global Power Equipment Group, Inc.	20	$565
Harbin Electric, Inc.	166,426	3,115,495
Hoku Corporation	182,692	372,692
Hydrogenics Corporation	3,215	17,490
Lihua International, Inc.	133,750	1,076,687
Medis Technologies Ltd.	22,419	417
Ocean Power Technologies, Inc.	52,621	256,264
Polypore International, Inc.	4,300	265,611
PowerSecure International, Inc.	11,997	94,176
Satcon Technology Corporation	41,703	133,867
Valence Technology, Inc.	407,982	554,856
Valpey-Fisher Corporation	100	312
Vicor Corporation	58,305	974,277
Westinghouse Solar, Inc.	13,775	29,065
Woodward, Inc.	27,521	1,019,653
		17,509,569
Machinery - 1.7%
Actuant Corporation - Class A	10,492	291,258
Albany International Corporation - Class A	39,115	990,001
Art's-Way Manufacturing Company, Inc.	3,374	29,050
Badger Meter, Inc.	62,723	2,377,829
Blount International, Inc.	15,320	254,312
Briggs & Stratton Corporation	153,253	3,615,238
China Fire & Security Group, Inc.	86,668	602,343
China Valves Technology, Inc.	346,430	1,392,649
China Wind Systems, Inc.	78,698	188,875
CLARCOR, Inc.	43,800	1,979,322
Commercial Vehicle Group, Inc.	11,520	198,835
Energy Recovery, Inc.	2,060	6,365
EnPro Industries, Inc.	27,330	1,095,386
Federal Signal Corporation	10	67
Flow International Corporation	65,658	282,986
FreightCar America, Inc.	50,370	1,510,093
Greenbrier Companies, Inc.	70,800	1,916,556
IDEX Corporation	26	1,220
Lindsay Corporation	32,483	2,381,653
Manitex International, Inc.	1,800	10,638
Meritor, Inc.	2,098	36,107
Middleby Corporation (The)	23,105	2,071,825
PMFG, Inc.	11,400	261,288
Robbins & Myers, Inc.	36,900	1,604,043
Shengkai Innovations, Inc.	4,579	15,111
Tecumseh Products Company - Class A	11,600	118,784
Tennant Company	10,687	438,381
Titan International, Inc.	56,610	1,748,683
Toro Company (The)	15,727	1,068,021
Wabash National Corporation	47,800	527,234
Watts Water Technologies, Inc. - Class A	2,794	108,128

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Industrials - 7.1% (Continued)
Machinery - 1.7% (Continued)
Xerium Technologies, Inc.	17,037	$392,873
		27,515,154
Marine - 0.2%
Eagle Bulk Shipping, Inc.	12,100	41,503
Horizon Lines, Inc.	220,592	390,448
Kirby Corporation	49,955	2,836,445
Star Bulk Carriers Corporation	108,837	255,767
		3,524,163
Professional Services - 0.8%
CBIZ, Inc.	683,206	5,007,900
Corporate Executive Board Company (The)	531	21,161
CoStar Group, Inc.	56,563	3,847,415
Franklin Covey Company	500	4,610
FTI Consulting, Inc.	30,738	1,226,446
Hill International, Inc.	14,072	71,345
Hudson Highland Group, Inc.	23,577	142,169
Innovaro, Inc.	8,192	23,347
Korn/Ferry International	73	1,512
Lightbridge Corporation	34,547	174,463
School Specialty, Inc.	127,030	1,881,314
Thomas Group, Inc.	900	936
Towers Watson & Company - Class A	1,200	68,832
Verisk Analytics, Inc. - Class A	100	3,290
Volt Information Sciences, Inc.	100	1,075
		12,475,815
Road & Rail - 0.3%
Arkansas Best Corporation	26,626	612,664
Con-Way, Inc.	5,100	198,492
Genesee & Wyoming, Inc.	4,609	285,666
Heartland Express, Inc.	103,239	1,780,873
Werner Enterprises, Inc.	100	2,617
YRC Worldwide, Inc.	818,966	1,621,552
		4,501,864
Trading Companies & Distributors - 0.4%
BlueLinx Holdings, Inc.	155	561
China Armco Metals, Inc.	125,701	302,939
GATX Corporation	61,207	2,587,220
Houston Wire & Cable Company	82,744	1,389,272
MSC Industrial Direct Company, Inc.	2,600	186,134
Watsco, Inc.	1,800	127,602
WESCO International, Inc.	40,796	2,527,312
		7,121,040
Information Technology - 11.4%
Communications Equipment - 1.5%
ADTRAN, Inc.	800	33,016
Arris Group, Inc.	37,900	454,800
Aruba Networks, Inc.	4,000	143,720
AudioCodes Ltd.	16,753	103,366

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Information Technology - 11.4% (Continued)
Communications Equipment - 1.5% (Continued)
Bel Fuse, Inc. - Class B	13	$262
BigBand Networks, Inc.	5,826	14,914
CIENA Corporation	89,700	2,533,128
Comtech Telecommunications Corporation	7,800	220,740
DG FastChannel, Inc.	48,681	1,781,238
Digi International, Inc.	39,609	467,782
Emulex Corporation	6,616	64,109
Finisar Corporation	227,700	6,396,093
InterDigital, Inc.	52,027	2,408,330
KVH Industries, Inc.	38,120	499,372
Meru Networks, Inc.	88,060	1,533,125
Network Equipment Technologies, Inc.	6,653	22,421
Oclaro, Inc.	33,100	371,216
Plantronics, Inc.	100	3,707
Powerwave Technologies, Inc.	610,210	2,788,660
Qiao Xing Mobile Communication Company Ltd.	2,900	7,975
RIT Technologies Ltd.	1,000	5,400
SeaChange International, Inc.	4,923	52,725
Sycamore Networks, Inc.	16,040	392,980
Symmetricom, Inc.	308	1,879
Telestone Technologies Corporation	623,167	3,957,110
ViaSat, Inc.	8,290	330,937
Zoom Technologies, Inc.	70,638	259,241
ZST Digital Networks, Inc.	96,440	283,534
		25,131,780
Computers & Peripherals - 1.1%
Avid Technology, Inc.	172,067	3,197,005
Cray, Inc.	119,491	802,979
Hauppauge Digital, Inc.	73,138	155,052
iGo, Inc.	54,147	159,734
Imation Corporation	139,306	1,430,673
Immersion Corporation	21,838	158,107
Intevac, Inc.	37,403	457,439
Lexmark International, Inc. - Class A	1,600	51,600
Novatel Wireless, Inc.	188,452	1,168,402
OCZ Technology Group, Inc.	83,600	686,356
SMART Technologies, Inc. - Class A	106,389	1,059,634
STEC, Inc.	99,800	2,087,816
Stratasys, Inc.	35,912	1,933,861
Synaptics, Inc.	137,380	3,904,340
USA Technologies, Inc.	21,000	63,840
		17,316,838
Electronic Equipment, Instruments & Components - 1.0%
Anixter International, Inc.	3,700	278,018
Checkpoint Systems, Inc.	34,046	717,009
China Security & Surveillance Technology, Inc.	71,702	385,757
Clearfield, Inc.	100	589
Comverge, Inc.	18,740	72,336
CTS Corporation	72,883	800,984

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Information Technology - 11.4% (Continued)
Electronic Equipment, Instruments & Components - 1.0% (Continued)
Daktronics, Inc.	103,461	$1,110,137
Digital Ally, Inc.	4,700	6,580
Document Security Systems, Inc.	700	2,261
DTS, Inc.	15,457	681,035
Echelon Corporation	97,222	924,581
Electro Rent Corporation	6	94
Funtalk China Holdings Ltd.	7,764	49,690
Gerber Scientific, Inc.	17,000	162,520
Hollysys Automation Technologies Ltd.	29,318	352,109
L-1 Identity Solutions, Inc.	149,164	1,749,694
Maxwell Technologies, Inc.	56,084	999,978
Microvision, Inc.	738,389	1,151,887
MTS Systems Corporation	13,230	585,692
Nam Tai Electronics, Inc.	60,983	374,436
OSI Systems, Inc.	1,396	53,592
Pinnacle Data Systems, Inc.	100	127
Plexus Corporation	19,948	727,902
Power-One, Inc.	20	165
Pulse Electronics Corporation	96,855	579,193
RadiSys Corporation	70,459	620,744
Research Frontiers, Inc.	80,063	469,970
ScanSource, Inc.	52	1,860
SMTC Corporation	187	490
Superconductor Technologies, Inc.	104,200	298,012
SYNNEX Corporation	2,100	70,413
Universal Display Corporation	43,373	2,382,913
		15,610,768
Internet Software & Services - 1.9%
Ancestry.com, Inc.	500	22,850
AOL, Inc.	15,400	313,852
Autobytel, Inc.	4,400	6,380
comScore, Inc.	65,742	1,959,769
Constant Contact, Inc.	131,441	3,642,230
DealerTrack Holdings, Inc.	27	606
Demand Media, Inc.	30,400	503,728
Digital River, Inc.	3,800	123,652
HSW International, Inc.	1,100	4,829
j2 Global Communications, Inc.	63,037	1,857,070
KIT digital, Inc.	281,656	3,241,861
Limelight Networks, Inc.	112,100	714,077
Local.com Corporation	192,689	936,469
LogMeIn, Inc.	28,467	1,226,074
ModusLink Global Solutions, Inc.	99,476	521,254
Monster Worldwide, Inc.	166,336	2,729,574
OpenTable, Inc.	2,651	295,030
Openwave Systems, Inc.	9,856	20,698
Perficient, Inc.	16,269	203,200
Quepasa Corporation	20,082	171,299
QuinStreet, Inc.	87,790	1,587,243

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Information Technology - 11.4% (Continued)
Internet Software & Services - 1.9% (Continued)
RealNetworks, Inc.	44,314	$163,962
RightNow Technologies, Inc.	30,864	1,116,659
SAVVIS, Inc.	2,748	108,161
Stamps.com, Inc.	21,038	284,434
Support.com, Inc.	80,808	463,030
TechTarget, Inc.	110	950
Travelzoo, Inc.	68,700	5,626,530
ValueClick, Inc.	20,200	338,350
Vistaprint N.V.	40,968	2,228,659
Vocus, Inc.	100	2,963
Youku.com, Inc. - ADR	7,800	461,136
Zix Corporation	166	548
		30,877,127
IT Services - 0.3%
CACI International, Inc.	20,400	1,246,644
Cass Information Systems, Inc.	2,138	85,349
China Information Technology, Inc.	10	26
Computer Task Group, Inc.	4,700	69,795
CSG Systems International, Inc.	18,640	395,914
DJSP Enterprises, Inc.	15,586	1,091
eLoyalty Corporation	1,825	12,629
Euronet Worldwide, Inc.	98,420	1,845,375
ExlService Holdings, Inc.	13,597	281,730
Integral Systems, Inc.	54,757	683,915
Stream Global Services, Inc.	1,009	3,289
VeriFone Systems, Inc.	500	27,410
Virtusa Corporation	3,197	59,656
Wright Express Corporation	43	2,422
Zanett, Inc.	12,650	13,409
		4,728,654
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Analogic Technologies, Inc.	53,138	226,368
Aixtron SE - ADR	9,500	403,275
Amtech Systems, Inc.	60,217	1,377,765
Applied Micro Circuits Corporation	125,009	1,310,094
Atheros Communications, Inc.	73	3,275
AXT, Inc.	36,084	252,227
Cabot Microelectronics Corporation	69,646	3,402,207
Camtek Ltd.	38,160	143,673
Canadian Solar, Inc.	500	5,395
CEVA, Inc.	49,302	1,507,655
ChipMOS TECHNOLOGIES (Bermuda) LTD.	400	3,208
DayStar Technologies, Inc.	62,667	50,134
Energy Conversion Devices, Inc.	352,024	704,048
Entropic Communications, Inc.	176,209	1,543,591
Evergreen Solar, Inc.	64,891	94,092
Exar Corporation	103	629
FormFactor, Inc.	113,564	1,177,659
FSI International, Inc.	477,961	2,198,621

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Information Technology - 11.4% (Continued)
Semiconductors & Semiconductor Equipment - 3.3% (Continued)
GT Solar International, Inc.	14,800	$165,316
Ikanos Communications, Inc.	1,300	1,638
Integrated Silicon Solution, Inc.	15,399	148,754
Kopin Corporation	897,820	4,318,514
Lattice Semiconductor Corporation	50,500	342,895
MEMC Electronic Materials, Inc.	16,200	191,646
Microsemi Corporation	16,157	381,305
Mindspeed Technologies, Inc.	48,765	439,860
Monolithic Power Systems, Inc.	26,200	444,876
MoSys, Inc.	64,593	399,831
Pericom Semiconductor Corporation	4,311	39,187
PLX Technology, Inc.	246,740	846,318
Power Integrations, Inc.	109,795	4,429,130
QuickLogic Corporation	152,485	568,769
RF Micro Devices, Inc.	121,697	810,502
Rubicon Technology, Inc.	571,574	16,295,575
Sigma Designs, Inc.	40,656	518,771
Silicon Image, Inc.	186,635	1,552,803
Silicon Laboratories, Inc.	27,011	1,177,139
Standard Microsystems Corporation	15,826	429,676
SunPower Corporation - Class A	25,400	552,958
Supertex, Inc.	67	1,447
Tower Semiconductor Ltd.	13,000	17,680
Ultra Clean Holdings, Inc.	19,900	228,651
UltraTech, Inc.	6,375	199,601
Veeco Instruments, Inc.	46,692	2,387,362
Zoran Corporation	152,790	1,599,711
		52,893,831
Software - 2.3%
Advent Software, Inc.	65,405	1,780,978
Ariba, Inc.	6,235	216,791
Astea International, Inc.	100	531
Blackbaud, Inc.	14,775	408,676
Blackboard, Inc.	11,670	561,444
China CGame, Inc.	12,695	19,677
China TransInfo Technology Corporation	66,496	321,841
CommVault Systems, Inc.	200	7,878
Concur Technologies, Inc.	43,906	2,540,840
CyberDefender Corporation	1,800	3,240
Digimarc Corporation	543	14,656
Ebix, Inc.	31,310	715,433
EPIQ Systems, Inc.	48,044	683,666
ePlus, Inc.	400	11,060
Fair Isaac Corporation	91,617	2,737,516
FalconStor Software, Inc.	3,902	16,622
Fortinet, Inc.	2,700	131,490
Fundtech Ltd.	100	1,768
Glu Mobile, Inc.	38,500	152,845
Magic Software Enterprises Ltd.	416,536	2,707,484

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Information Technology - 11.4% (Continued)
Software - 2.3% (Continued)
MIND C.T.I. Ltd.	2,900	$10,034
NetSuite, Inc.	58,476	2,023,854
Pegasystems, Inc.	59,335	2,203,109
RealD, Inc.	20,129	585,351
Rosetta Stone, Inc.	108,325	1,525,216
S1 Corporation	800	5,496
Shanda Interactive Entertainment Ltd.	10,500	507,990
SolarWinds, Inc.	1,100	26,653
Sourcefire, Inc.	43,658	1,162,176
SRS Labs, Inc.	11,472	93,497
Taleo Corporation - Class A	10	363
TeleCommunication Systems, Inc.	36,281	167,255
THQ, Inc.	24,086	97,307
TIBCO Software, Inc.	1,100	32,989
TigerLogic Corporation	500	2,260
TiVo, Inc.	30,108	288,134
Tyler Technologies, Inc.	152,859	3,789,375
Ultimate Software Group, Inc. (The)	27,300	1,528,800
VirnetX Holding Corporation	265,808	6,738,233
Wave Systems Corporation - Class A	707,342	2,256,421
Websense, Inc.	64,311	1,658,581
		37,737,530
Materials - 4.3%
Chemicals - 2.3%
ADA-ES, Inc.	29,451	349,289
American Vanguard Corporation	88,300	787,636
Ampal-American Israel Corporation - Class A	2,099	2,897
Balchem Corporation	19,963	792,331
Calgon Carbon Corporation	123,700	2,122,692
Cereplast, Inc.	81,450	390,145
China Agritech, Inc. (a)	178,314	557,231
China Green Agriculture, Inc.	458,590	3,228,474
Converted Organics, Inc.	21,976	4,661
Ferro Corporation	43,000	645,000
Flotek Industries, Inc.	275,423	2,638,552
Hawkins, Inc.	51,251	2,410,847
Intrepid Potash, Inc.	4,896	167,737
Kraton Performance Polymers, Inc.	2,000	92,320
OM Group, Inc.	44,999	1,630,764
Senomyx, Inc.	216,199	1,314,490
ShengdaTech, Inc. (a)	32,215	57,343
Stepan Company	38,458	2,767,822
STR Holdings, Inc.	183,920	3,029,162
W.R. Grace & Company	26,400	1,197,504
Yongye International, Inc.	117,995	618,294
ZAGG, Inc.	874,085	7,761,875
Zep, Inc.	14,772	280,668
Zoltek Companies, Inc.	291,042	3,739,890
		36,587,624

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Materials - 4.3% (Continued)
Construction Materials - 0.3%
Eagle Materials, Inc.	73,381	$2,134,653
Texas Industries, Inc.	83,328	3,513,942
		5,648,595
Containers & Packaging - 0.1%
AEP Industries, Inc.	1,691	51,288
Boise, Inc.	141,250	1,387,075
Rock-Tenn Company - Class A	3,916	270,478
		1,708,841
Metals & Mining - 1.4%
AK Steel Holding Corporation	123,050	1,999,563
AMCOL International Corporation	55,538	2,067,124
Anooraq Resources Corporation	4,500	4,275
China Direct Industries, Inc.	34,005	44,207
China Natural Resources, Inc.	4,312	58,557
China Precision Steel, Inc.	291,275	460,215
China Shen Zhou Mining & Resources, Inc.	305,352	1,456,529
Crosshair Exploration & Mining Corporation	177,926	151,237
Endeavour Silver Corporation	25,000	287,250
General Steel Holdings, Inc.	891	2,014
Gold Reserve, Inc.	9,700	17,169
Gold Resource Corporation	88	2,653
Great Basin Gold Ltd.	83,385	221,804
Great Northern Iron Ore Properties	6,110	630,552
Great Panther Silver Ltd.	510	1,846
Hecla Mining Company	41,500	390,515
Ivanhoe Mines Ltd.	105	2,759
Jaguar Mining, Inc.	73,885	413,017
Kaiser Aluminum Corporation	42	2,105
Mesabi Trust	784	27,785
Minefinders Corporation Ltd.	400	6,704
Olympic Steel, Inc.	62,316	1,830,221
Paramount Gold and Silver Corporation	20,537	66,745
Polymet Mining Corporation	100,220	202,444
Puda Coal, Inc. (a)	95,300	285,900
Qiao Xing Universal Resources Telephone, Inc.	138,380	294,749
Rare Element Resources Ltd.	224,315	3,241,352
RTI International Metals, Inc.	31,091	993,047
Schnitzer Steel Industries, Inc. - Class A	400	24,828
Silver Bull Resources, Inc.	90,240	87,235
SinoCoking Coal and Coke Chemical Industries, Inc.	3,024	19,354
Solitario Exploration & Royalty Corporation	9,367	25,197
Tanzanian Royalty Exploration Corporation	271,901	1,974,001
Titanium Metals Corporation	115,879	2,321,056
US Gold Corporation	242,764	2,281,982
		21,895,991
Paper & Forest Products - 0.2%
Clearwater Paper Corporation	19,700	1,546,056
Deltic Timber Corporation	8,722	591,351
Louisiana-Pacific Corporation	52,700	490,110

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Materials - 4.3% (Continued)
Paper & Forest Products - 0.2% (Continued)
Neenah Paper, Inc.	9	$210
Orient Paper, Inc.	153,969	582,003
P.H. Glatfelter Company	34,420	468,112
Wausau Paper Corporation	10,076	68,013
		3,745,855
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.5%
8x8, Inc.	10,598	33,066
Alaska Communications Systems Group, Inc.	124,180	1,200,821
Atlantic Tele-Network, Inc.	35,020	1,286,285
Cbeyond, Inc.	161,276	2,057,882
CenturyLink, Inc.	16	652
Consolidated Communications Holdings, Inc.	43,786	805,224
Iridium Communications, Inc.	144,204	1,129,117
Level 3 Communications, Inc.	2,000	3,120
Neutral Tandem, Inc.	56,402	862,387
Premiere Global Services, Inc.	15,944	126,117
Radcom Ltd.	30,596	209,889
Telecom Italia S.p.A.	72	1,082
VocalTec Communications Ltd.	20,460	431,706
		8,147,348
Wireless Telecommunication Services - 0.2%
Clearwire Corporation - Class A	35,400	172,044
ICO Global Communications (Holdings) Ltd.	87,616	253,210
Leap Wireless International, Inc.	206,775	3,068,541
USA Mobility, Inc.	16,127	249,162
		3,742,957
Utilities - 1.7%
Electric Utilities - 1.1%
El Paso Electric Company	11,100	343,878
Empire District Electric Company (The)	94,048	2,110,437
NV Energy, Inc.	816,002	12,395,070
Otter Tail Corporation	72,785	1,701,713
PNM Resources, Inc.	27,000	413,910
Unitil Corporation	9,391	237,217
Westar Energy, Inc.	48,600	1,322,406
		18,524,631
Gas Utilities - 0.3%
China Natural Gas, Inc.	208,992	1,109,748
New Jersey Resources Corporation	57	2,495
Northwest Natural Gas Company	15,400	712,096
Piedmont Natural Gas Company, Inc.	300	9,525
South Jersey Industries, Inc.	40,110	2,304,319
Star Gas Partners, L.P.	1,300	7,735
WGL Holdings, Inc.	7,900	312,208
		4,458,126
Independent Power Producers & Energy Traders - 0.1%
American DG Energy, Inc.	2,701	5,699

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Utilities - 1.7% (Continued)
Independent Power Producers & Energy Traders - 0.1% (Continued)
Dynegy, Inc.	142,207	$901,592
Raser Technologies, Inc.	351,511	24,606
U.S. Geothermal, Inc.	156,650	156,650
		1,088,547
Multi-Utilities - 0.2%
Black Hills Corporation	47,292	1,643,397
CH Energy Group, Inc.	12,393	664,513
Wisconsin Energy Corporation	7,947	248,026
		2,555,936
Water Utilities - 0.0%
Cadiz, Inc.	14,293	177,948
Middlesex Water Company	52	982
		178,930

Total Common Stocks (Proceeds $1,038,736,317)		$1,049,342,131

CLOSED-END FUNDS - 0.0%	Shares	Value
Aberdeen Global Income Fund, Inc.	414	$5,560
Advent/Claymore Convertible Securities and Income Fund	3,800	72,846
American Income Fund, Inc.	450	3,641
BlackRock Enhanced Dividend Achievers Trust	426	3,766
BlackRock Floating Rate Income Trust	9,139	143,025
BlackRock International Growth & Income Trust	5	52
BlackRock MuniVest Fund, Inc.	200	1,836
Calamos Convertible and High Income Fund	97	1,332
ClearBridge Energy MLP Fund, Inc.	6,716	160,311
Cohen & Steers Closed-End Opportunity Fund, Inc.	44	605
Cohen & Steers Total Return Realty Fund, Inc.	1,760	24,534
Cornerstone Progressive Return Fund	3,100	23,002
Credit Suisse Asset Management Income Fund	21,336	79,157
Delaware Enhanced Global Dividend and Income Fund	200	2,668
Federated Premier Intermediate Municipal Income Fund	100	1,273
Gabelli Convertible and Income Securities Fund, Inc. (The)	3,807	24,936
Guggenheim Build America Bonds Managed Duration Trust	475	8,882
Helios Advantage Income Fund, Inc.	600	4,722
ING Global Advantage and Premium Opportunity Fund	102	1,378
Nuveen California Dividend Advantage Municipal Fund 2	100	1,323
Nuveen Floating Rate Income Opportunity Fund	44	553
Nuveen Real Estate Income Fund	53	633
PIMCO Global StocksPLUS & Income Fund	6,434	159,370
Strategic Global Income Fund	8,300	92,545
Tortoise Energy Infrastructure Corporation	4,507	180,550
Western Asset/Claymore Inflation-Linked Securities & Income Fund	1,210	15,899
Total Closed-End Funds (Proceeds $987,024)		$1,014,399

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

RIGHTS - 0.0%	Shares	Value
First Federal Bancshares of Arkansas, Inc. (a) (Proceeds $0)	1,466	$3,372

WARRANTS - 0.0%	Shares	Value
American International Group, Inc. (Proceeds $14,295)	854	$7,669

Total Securities Sold Short - 64.8% (Proceeds $1,039,737,636)		$1,050,367,571

ADR	- American Depositary Receipt.

(a)	Fair value priced (Note 1). Fair valued securities totaled $3,541,164 at April 30, 2011, representing (0.2%) of net assets.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
April 30, 2011 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Consumer Discretionary - 13.7%
Auto Components - 0.4%
Federal-Mogul Corporation (a)	6,200	$164,300
Standard Motor Products, Inc.	5,614	80,000
		244,300
Diversified Consumer Services - 0.5%
Capella Education Company (a)	1,800	89,280
Collectors Universe, Inc.	2,100	32,424
Lincoln Educational Services Corporation	6,300	105,210
National American University Holdings, Inc.	3,200	24,608
Service Corporation International	5,000	58,850
		310,372
Hotels, Restaurants & Leisure - 2.6%
Ameristar Casinos, Inc.	10,600	211,470
Bluegreen Corporation (a)	1,300	5,057
Buffalo Wild Wings, Inc. (a)	4,400	268,840
Caribou Coffee Company, Inc. (a)	5,348	50,378
Carrols Restaurant Group, Inc. (a)	6,901	67,354
DineEquity, Inc. (a)	1,900	94,943
Einstein Noah Restaurant Group, Inc.	6,049	97,752
Frisch's Restaurants, Inc.	325	7,371
Isle of Capri Casinos, Inc. (a)	4,800	45,792
Jack in the Box, Inc. (a)	3,200	66,080
Luby's, Inc. (a)	4,700	23,500
Morgans Hotel Group Company (a)	10,400	89,960
Morton's Restaurant Group, Inc. (a)	4,400	32,560
Papa John's International, Inc. (a)	1,400	42,084
Penn National Gaming, Inc. (a)	800	32,008
Rick's Cabaret International, Inc. (a)	10,300	107,841
Town Sports International Holdings, Inc. (a)	700	5,012
Wendy's/Arby's Group, Inc. - Class A	32,300	155,686
WMS Industries, Inc. (a)	3,700	121,360
		1,525,048
Household Durables - 0.9%
American Greetings Corporation - Class A	3,100	76,260
Blyth, Inc.	2,500	117,850
Harman International Industries, Inc.	4,800	232,944
Helen of Troy Ltd. (a)	2,500	77,800
Kid Brands, Inc. (a)	224	1,637
Universal Electronics, Inc. (a)	500	13,845
		520,336
Internet & Catalog Retail - 1.5%
1-800-FLOWERS.COM, Inc. - Class A (a)	5,100	17,085
Blue Nile, Inc. (a)	2,100	119,700
drugstore.com, inc. (a)	61,100	230,958
Geeknet, Inc. (a)	5,300	135,203
HSN, Inc. (a)	3,800	126,084
Overstock.com, Inc. (a)	300	4,170

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Consumer Discretionary - 13.7% (Continued)
Internet & Catalog Retail - 1.5% (Continued)
ValueVision Media, Inc. (a)	34,000	$216,920
		850,120
Media - 2.4%
Ballantyne Strong, Inc. (a)	2,700	18,225
Central European Media Enterprises Ltd. (a)	3,300	75,603
Cinemark Holdings, Inc.	3,600	73,188
CKX, Inc. (a)	37,070	169,410
Clear Channel Outdoor Holdings, Inc. (a)	6,600	90,816
Dex One Corporation (a)	2,400	10,080
Fisher Communications, Inc. (a)	500	15,125
Global Traffic Network, Inc. (a)	10,700	143,701
Insignia Systems, Inc. (a)	7,300	53,290
interCLICK, Inc. (a)	16,300	114,263
John Wiley & Sons, Inc. - Class A	2,800	142,604
Lamar Advertising Company - Class A (a)	2,300	74,796
Lee Enterprises, Inc. (a)	600	858
LIN TV Corporation - Class A (a)	6,270	33,544
Live Nation Entertainment, Inc. (a)	8,400	93,156
Madison Square Garden, Inc. - Class A (a)	6,300	172,305
National CineMedia, Inc.	6,300	109,872
PRIMEDIA, Inc.	400	1,960
		1,392,796
Multiline Retail - 1.0%
Big Lots, Inc. (a)	3,600	147,996
Dillard's, Inc.	4,700	225,694
Retail Ventures, Inc. (a)	11,000	225,830
		599,520
Specialty Retail - 3.5%
American Eagle Outfitters, Inc.	8,900	138,484
bebe stores, inc.	25,400	170,688
Big 5 Sporting Goods Corporation	5,000	59,750
Coldwater Creek, Inc. (a)	15,200	46,360
Cost Plus, Inc. (a)	9,400	102,366
Destination Maternity Corporation	5,700	133,209
Dreams, Inc. (a)	1,700	3,995
DSW, Inc. - Class A (a)	3,400	161,432
Hot Topic, Inc.	21,600	144,936
Jos. A. Bank Clothiers, Inc. (a)	3,000	157,260
New York & Company, Inc. (a)	26,100	160,254
Rent-A-Center, Inc.	2,700	82,215
Shoe Carnival, Inc. (a)	5,000	146,350
Stage Stores, Inc.	6,600	127,116
Stein Mart, Inc. (a)	19,500	212,160
Systemax, Inc. (a)	3,800	49,210
Talbots, Inc. (The) (a)	33,700	181,306
Winmark Corporation	197	8,217
		2,085,308

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Consumer Discretionary - 13.7% (Continued)
Textiles, Apparel & Luxury Goods - 0.9%
G-III Apparel Group Ltd. (a)	5,554	$249,152
Rocky Brands, Inc. (a)	4,221	64,286
Timberland Company (The) (a)	2,700	122,013
True Religion Apparel, Inc. (a)	1,000	30,220
Unifi, Inc. (a)	3,800	62,016
		527,687
Consumer Staples - 2.5%
Beverages - 0.4%
Coca-Cola Bottling Company Consolidated	3,000	211,350
Craft Brewers Alliance, Inc. (a)	3,000	27,630
		238,980
Food & Staples Retailing - 0.3%
Ingles Markets, Inc. - Class A	1,900	36,119
Susser Holdings Corporation (a)	8,200	113,078
Weis Markets, Inc.	900	37,143
		186,340
Food Products - 0.9%
Darling International, Inc. (a)	5,500	88,935
J & J Snack Foods Corporation	1,200	60,984
Omega Protein Corporation (a)	15,788	203,350
Pilgrim's Pride Corporation (a)	13,800	81,144
Seneca Foods Corporation - Class A (a)	268	7,493
Tootsie Roll Industries, Inc.	2,518	74,634
		516,540
Personal Products - 0.8%
Elizabeth Arden, Inc. (a)	1,300	39,078
Nu Skin Enterprises, Inc. - Class A	3,000	96,270
Nutraceutical International Corporation (a)	300	4,758
Revlon, Inc. (a)	14,774	254,408
Schiff Nutrition International, Inc. (a)	10,661	106,077
		500,591
Tobacco - 0.1%
Alliance One International, Inc. (a)	11,000	43,890

Energy - 6.1%
Energy Equipment & Services - 2.8%
Bolt Technology Corporation (a)	1,000	14,640
Gulf Island Fabrication, Inc.	600	21,204
Helix Energy Solutions Group, Inc. (a)	2,000	37,860
Hercules Offshore, Inc. (a)	46,800	293,670
ION Geophysical Corporation (a)	8,200	103,648
Mitcham Industries, Inc. (a)	8,508	135,958
OYO Geospace Corporation (a)	1,500	139,920
PHI, Inc. (a)	879	19,672
Pioneer Drilling Company (a)	7,700	119,350
SEACOR Holdings, Inc. (a)	2,800	276,724
Union Drilling, Inc. (a)	8,800	119,328
Unit Corporation (a)	2,200	138,644

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Energy - 6.1% (Continued)
Energy Equipment & Services - 2.8% (Continued)
Vantage Drilling Company (a)	83,333	$148,333
Willbros Group, Inc. (a)	9,000	96,750
		1,665,701
Oil, Gas & Consumable Fuels - 3.3%
Adams Resources & Energy, Inc.	100	2,942
Alon USA Energy, Inc.	9,300	127,875
Callon Petroleum Company (a)	16,800	115,080
Crimson Exploration, Inc. (a)	29,900	121,095
Crosstex Energy, Inc.	1,200	12,660
CVR Energy, Inc. (a)	10,000	222,300
Delek US Holdings, Inc.	6,200	83,266
Energy Partners Ltd. (a)	9,993	181,972
Frontier Oil Corporation	4,700	131,318
Golar LNG Ltd.	2,600	84,656
James River Coal Company (a)	6,900	160,908
Northern Oil and Gas, Inc. (a)	6,300	149,688
RAM Energy Resources, Inc. (a)	34,000	70,040
TransAtlantic Petroleum Ltd. (a)	35,300	92,839
VAALCO Energy, Inc. (a)	19,400	135,218
Venoco, Inc. (a)	10,900	202,631
Westmoreland Coal Company (a)	400	7,488
		1,901,976
Financials - 17.1%
Capital Markets - 1.7%
Calamos Asset Management, Inc. - Class A	11,400	185,478
HFF, Inc. - Class A (a)	11,200	167,664
Investment Technology Group, Inc. (a)	4,700	80,417
Kohlberg Capital Corporation	16,845	126,001
Solar Capital Ltd.	6,269	159,107
SWS Group, Inc.	8,300	50,630
TICC Capital Corporation	9,200	104,328
U.S. Global Investors, Inc.	7,100	69,935
Virtus Investment Partners, Inc. (a)	1,300	68,653
		1,012,213
Commercial Banks - 4.8%
1st Source Corporation	600	12,732
1st United Bancorp, Inc. (a)	6,000	41,820
BancFirst Corporation	1,100	44,297
Bancorp Rhode Island, Inc.	800	35,488
Bancorp, Inc. (The) (a)	4,300	42,097
Banner Corporation	70,013	192,536
CapitalSource, Inc.	21,400	142,952
Cardinal Financial Corporation	3,300	37,092
CoBiz, Inc.	400	2,716
Columbia Banking System, Inc.	4,700	88,642
CVB Financial Corporation	13,300	129,542
East West Bancorp, Inc.	9,200	194,396
Financial Institutions, Inc.	1,800	30,600
First BanCorp (Puerto Rico) (a)	9,200	45,908

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Financials - 17.1% (Continued)
Commercial Banks - 4.8% (Continued)
First Busey Corporation	6,737	$35,369
First Horizon National Corporation	9,700	106,217
Fulton Financial Corporation	11,300	131,984
Glacier Bancorp, Inc.	5,800	87,174
Hancock Holding Company	2,600	84,916
International Bancshares Corporation	2,700	47,574
Investors Bancorp, Inc. (a)	4,900	73,696
National Penn Bancshares, Inc.	12,889	105,819
Pacific Capital Bancorp (a)	8	243
PacWest Bancorp	3,800	87,362
Park National Corporation	600	41,448
PrivateBancorp, Inc.	6,600	103,884
Republic Bancorp, Inc. - Class A	1,100	23,958
S&T Bancorp, Inc.	4,100	83,681
Suffolk Bancorp	3,036	49,821
Sun Bancorp, Inc. (a)	42,100	153,244
Susquehanna Bancshares, Inc.	9,500	87,590
Synovus Financial Corporation	34,300	85,750
Texas Capital Bancshares, Inc. (a)	10,700	276,060
Tower Bancorp, Inc.	300	6,513
Wilmington Trust Corporation	22,900	103,279
		2,816,400
Consumer Finance - 0.2%
Nelnet, Inc. - Class A	6,100	140,483

Diversified Financial Services - 0.7%
Compass Diversified Holdings, Inc.	7,300	122,348
Encore Capital Group, Inc. (a)	5,500	164,670
Interactive Brokers Group, Inc. - Class A (a)	7,400	129,796
Primus Guaranty Ltd. (a)	1,400	6,874
		423,688
Insurance - 3.8%
American National Insurance Company	2,200	174,020
Arthur J. Gallagher & Company	4,000	119,120
Aspen Insurance Holdings Ltd.	4,400	125,708
Assured Guaranty Ltd.	6,400	108,800
CNA Surety Corporation (a)	3,500	92,715
Employers Holdings, Inc.	1,200	24,192
FBL Financial Group, Inc. - Class A	400	12,200
FPIC Insurance Group, Inc. (a)	1,600	59,072
Global Indemnity plc (a)	800	20,432
Hanover Insurance Group, Inc. (The)	4,583	193,494
Infinity Property & Casualty Corporation	1,000	59,100
Kansas City Life Insurance Company	800	25,624
OneBeacon Insurance Group Ltd.	6,324	88,852
Platinum Underwriters Holdings Ltd.	2,400	90,744
Presidential Life Corporation	12,700	141,478
Protective Life Corporation	1,900	51,129
Safety Insurance Group, Inc.	1,500	70,230

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Financials - 17.1% (Continued)
Insurance - 3.8% (Continued)
Stewart Information Services Corporation	2,100	$21,294
Symetra Financial Corporation	11,600	161,008
Transatlantic Holdings, Inc.	3,800	187,302
Unitrin, Inc.	4,200	127,008
Universal Insurance Holdings, Inc.	11,511	62,275
Validus Holdings Ltd.	6,000	195,240
		2,211,037
Real Estate Investment Trusts (REIT) - 4.5%
Chesapeake Lodging Trust	9,400	169,012
Cogdell Spencer, Inc.	24,500	148,225
Colony Financial, Inc.	8,300	155,044
CommonWealth REIT	5,625	154,068
CreXus Investment Corporation	14,300	166,738
Dynex Capital, Inc.	14,002	138,340
Gramercy Capital Corporation (a)	61,404	183,598
Hospitality Properties Trust	5,400	130,410
Inland Real Estate Corporation	5,100	49,827
Invesco Mortgage Capital, Inc.	6,200	140,988
LTC Properties, Inc.	6,900	202,998
Mack-Cali Realty Corporation	4,000	141,280
Newcastle Investment Corporation (a)	23,700	149,547
One Liberty Properties, Inc.	8,300	128,733
Saul Centers, Inc.	3,400	148,886
Senior Housing Properties Trust	7,000	166,040
Two Harbors Investment Corporation	14,713	153,898
U-Store-It Trust	10,700	121,552
		2,649,184
Thrifts & Mortgage Finance - 1.4%
Abington Bancorp, Inc.	4,200	50,904
Bank Mutual Corporation	7,300	29,857
Beneficial Mutual Bancorp, Inc. (a)	2,600	22,438
Capitol Federal Financial, Inc.	19,671	222,676
First PacTrust Bancorp, Inc.	100	1,549
Flushing Financial Corporation	4,900	72,128
Fox Chase Bancorp, Inc. (a)	1,337	18,250
Kaiser Federal Financial Group, Inc.	500	6,280
MGIC Investment Corporation (a)	9,200	79,672
Ocwen Financial Corporation (a)	8,600	102,942
Rockville Financial, Inc.	6,000	59,580
ViewPoint Financial Group	12,000	148,200
		814,476
Health Care - 17.8%
Biotechnology - 2.7%
Achillion Pharmaceuticals, Inc. (a)	22,600	126,108
AVEO Pharmaceuticals, Inc. (a)	14,080	219,085
Celera Corporation (a)	2,400	18,984
Cubist Pharmaceuticals, Inc. (a)	3,500	118,475
DUSA Pharmaceuticals, Inc. (a)	31,275	152,935
Emergent BioSolutions, Inc. (a)	4,600	106,766

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Health Care - 17.8% (Continued)
Biotechnology - 2.7% (Continued)
InterMune, Inc. (a)	4,482	$200,076
Ligand Pharmaceuticals, Inc. (a)	11,600	128,876
OncoGenex Pharmaceutical, Inc. (a)	3,100	48,081
OPKO Health, Inc. (a)	21,200	84,376
Progenics Pharmaceuticals, Inc. (a)	5,400	40,014
Repligen Corporation (a)	9,406	37,812
Talecris Biotherapeutics Holdings Corporation (a)	6,590	183,993
Zalicus, Inc. (a)	39,000	119,340
		1,584,921
Health Care Equipment & Supplies - 2.9%
Anika Therapeutics, Inc. (a)	15,900	132,606
ArthroCare Corporation (a)	3,800	134,254
AtriCure, Inc. (a)	1,000	13,520
BIOLASE Technology, Inc. (a)	8,800	53,680
Cantel Medical Corporation	3,958	102,631
Cardiovascular Systems, Inc. (a)	13,000	151,320
CONMED Corporation (a)	1,300	36,504
Cynosure, Inc. - Class A (a)	2,200	32,406
Hill-Rom Holdings, Inc.	6,110	275,011
Integra LifeSciences Holdings Corporation (a)	2,200	115,082
Merit Medical Systems, Inc. (a)	8,100	188,892
RTI Biologics, Inc. (a)	4,300	12,470
SonoSite, Inc. (a)	100	3,470
Spectranetics Corporation (The) (a)	2,300	13,087
Synergetics USA, Inc. (a)	9,550	52,047
Syneron Medical Ltd. (a)	5,293	66,427
TomoTherapy, Inc. (a)	29,200	133,736
Universal American Corporation	5,597	129,291
Volcano Corporation (a)	3,500	93,310
		1,739,744
Health Care Providers & Services - 8.4%
Air Methods Corporation (a)	1,500	101,430
America Service Group, Inc.	5,400	139,320
American Dental Partners, Inc. (a)	1,300	17,147
AMERIGROUP Corporation (a)	3,500	239,050
AmSurg Corporation (a)	6,400	171,904
Bio-Reference Labs, Inc. (a)	3,935	99,201
Capital Senior Living Corporation (a)	7,200	66,744
CardioNet, Inc. (a)	300	1,368
Catalyst Health Solutions, Inc. (a)	2,100	125,076
Centene Corporation (a)	7,700	278,971
Chemed Corporation	2,700	188,001
Continucare Corporation (a)	22,738	121,876
Corvel Corporation (a)	4,100	212,380
Emergency Medical Services Corporation (a)	2,300	146,740
Ensign Group, Inc. (The)	6,800	188,088
Five Star Quality Care, Inc. (a)	27,023	226,453
Gentiva Health Services, Inc. (a)	3,000	84,000
Hanger Orthopedic Group, Inc. (a)	4,300	116,831

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Health Care - 17.8% (Continued)
Health Care Providers & Services - 8.4% (Continued)
Health Management Associates, Inc. - Class A (a)	23,500	$265,080
Health Net, Inc. (a)	6,700	223,110
HealthSpring, Inc. (a)	4,000	165,960
HMS Holdings Corporation (a)	1,300	102,323
Kindred Healthcare, Inc. (a)	10,000	252,200
LifePoint Hospitals, Inc. (a)	2,600	108,186
MEDNAX, Inc. (a)	1,300	92,196
Molina Healthcare, Inc. (a)	5,400	232,200
PharMerica Corporation (a)	2,300	30,268
RadNet, Inc. (a)	5,400	19,818
RehabCare Group, Inc. (a)	5,142	193,185
Select Medical Holdings Corporation (a)	22,000	196,240
Skilled Healthcare Group, Inc. - Class A (a)	11,000	133,320
Team Health Holdings, Inc. (a)	8,926	177,449
U.S. Physical Therapy, Inc.	4,300	104,705
WellCare Health Plans, Inc. (a)	2,800	122,668
		4,943,488
Health Care Technology - 1.4%
athenahealth, Inc. (a)	3,100	143,313
Computer Programs & Systems, Inc.	3,600	211,644
Emdeon, Inc. - Class A (a)	12,500	195,750
HealthStream, Inc. (a)	5,599	55,598
MedAssets, Inc. (a)	4,900	78,498
SXC Health Solutions Corporation (a)	3,000	165,480
		850,283
Life Sciences Tools & Services - 0.7%
Affymetrix, Inc. (a)	13,800	74,520
Bruker Corporation (a)	3,500	69,090
eResearchTechnology, Inc. (a)	6,730	42,803
Harvard Bioscience, Inc. (a)	2,500	14,350
Kendle International, Inc. (a)	5,000	50,250
MEDTOX Scientific, Inc. (a)	400	6,392
PerkinElmer, Inc.	4,700	132,869
		390,274
Pharmaceuticals - 1.7%
Columbia Laboratories, Inc. (a)	55,900	195,091
Hi-Tech Pharmacal Company, Inc. (a)	4,300	118,938
Impax Laboratories, Inc. (a)	3,200	87,616
Inspire Pharmaceuticals, Inc. (a)	4,800	23,952
ISTA Pharmaceuticals, Inc. (a)	22,100	226,525
Jazz Pharmaceuticals, Inc. (a)	7,100	226,561
Lannett Company, Inc. (a)	11,873	68,507
Par Pharmaceutical Companies, Inc. (a)	1,700	58,548
		1,005,738
Industrials - 15.2%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc.	900	63,585
Cubic Corporation	3,300	178,464

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Industrials - 15.2% (Continued)
Aerospace & Defense - 1.3% (Continued)
Curtiss-Wright Corporation	2,200	$73,150
DigitalGlobe, Inc. (a)	2,300	66,700
Ducommun, Inc.	1,300	29,575
Esterline Technologies Corporation (a)	2,200	157,960
Spirit AeroSystems Holdings, Inc. - Class A (a)	7,800	191,880
		761,314
Air Freight & Logistics - 0.4%
Park-Ohio Holdings Corporation (a)	3,800	81,016
UTi Worldwide, Inc.	6,800	152,388
		233,404
Airlines - 1.9%
Allegiant Travel Company (a)	3,100	139,097
AMR Corporation (a)	39,200	230,104
Copa Holdings, S.A. - Class A	2,300	133,745
Hawaiian Holdings, Inc. (a)	38,800	226,980
Republic Airways Holdings, Inc. (a)	17,500	94,413
US Airways Group, Inc. (a)	31,600	287,244
		1,111,583
Building Products - 0.2%
Armstrong World Industries, Inc. (a)	2,600	116,350

Commercial Services & Supplies - 0.6%
Casella Waste Systems, Inc. (a)	2,300	15,548
Clean Harbors, Inc. (a)	1,000	98,500
Corrections Corporation of America (a)	4,900	121,961
Intersections, Inc.	2,400	36,120
M&F Worldwide Corporation (a)	2,100	52,689
Schawk, Inc.	1,700	32,062
		356,880
Construction & Engineering - 0.6%
Comfort Systems USA, Inc.	6,462	78,901
MasTec, Inc. (a)	4,100	92,988
MYR Group, Inc. (a)	6,500	162,045
Pike Electric Corporation (a)	100	1,016
Primoris Services Corporation	4,300	50,654
		385,604
Electrical Equipment - 0.8%
Coleman Cable, Inc. (a)	1,300	13,026
Generac Holdings, Inc. (a)	4,000	83,280
II-VI, Inc. (a)	2,800	161,980
Powell Industries, Inc. (a)	1,200	47,424
Preformed Line Products Company	2,086	149,879
		455,589
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	2,200	108,988

Machinery - 3.6%
American Railcar Industries, Inc. (a)	3,300	93,489

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Industrials - 15.2% (Continued)
Machinery - 3.6% (Continued)
Ampco-Pittsburgh Corporation	1,000	$26,870
Cascade Corporation	3,400	155,720
Force Protection, Inc. (a)	40,000	179,600
Hardinge, Inc.	5,700	73,815
Harsco Corporation	4,000	142,400
Hurco Companies, Inc. (a)	4,163	135,173
Kadant, Inc. (a)	2,500	77,125
Kennametal, Inc.	3,300	139,326
Lincoln Electric Holdings, Inc.	1,700	133,586
NN, Inc. (a)	12,200	213,866
Oshkosh Corporation (a)	5,800	183,628
Sauer-Danfoss, Inc. (a)	4,100	242,023
Trimas Corporation (a)	5,156	119,671
Twin Disc, Inc.	1,608	54,784
Wabtec Corporation	800	57,104
Xerium Technologies, Inc. (a)	4,000	92,240
		2,120,420
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)	7,200	60,408
Rand Logistics, Inc. (a)	200	1,540
		61,948
Professional Services - 1.1%
Acacia Research Corporation (a)	6,600	271,326
Barrett Business Services, Inc.	1,000	16,120
CBIZ, Inc. (a)	1,900	13,927
Franklin Covey Company (a)	1,500	13,830
Heidrick & Struggles International, Inc.	100	2,340
Kforce, Inc. (a)	3,800	59,470
Mistras Group, Inc. (a)	8,400	153,888
Navigant Consulting, Inc. (a)	4,000	46,600
SFN Group, Inc. (a)	5,500	57,915
		635,416
Road & Rail - 2.4%
AMERCO (a)	2,000	203,440
Avis Budget Group, Inc. (a)	12,800	242,688
Dollar Thrifty Automotive Group, Inc. (a)	1,600	110,288
Knight Transportation, Inc.	5,000	90,050
Landstar System, Inc.	3,200	151,680
Marten Transport Ltd.	1,400	31,304
Quality Distribution, Inc. (a)	14,700	174,930
RailAmerica, Inc. (a)	11,700	199,134
Ryder System, Inc.	4,100	219,350
		1,422,864
Trading Companies & Distributors - 2.0%
Aircastle Ltd.	14,270	177,804
BlueLinx Holdings, Inc. (a)	100	362
CAI International, Inc. (a)	4,150	104,414
DXP Enterprises, Inc. (a)	7,003	183,829

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Industrials - 15.2% (Continued)
Trading Companies & Distributors - 2.0% (Continued)
H&E Equipment Services, Inc. (a)	3,800	$75,620
Interline Brands, Inc. (a)	500	10,560
Lawson Products, Inc.	500	11,015
RSC Holdings, Inc. (a)	12,700	167,259
Rush Enterprises, Inc. (a)	5,100	107,457
Textainer Group Holdings Ltd.	2,300	81,558
United Rentals, Inc. (a)	8,600	253,012
		1,172,890
Information Technology - 19.1%
Communications Equipment - 1.9%
Alliance Fiber Optic Products, Inc. (a)	396	3,952
Anaren, Inc. (a)	600	9,954
Bel Fuse, Inc. - Class B	646	13,004
Blue Coat Systems, Inc. (a)	2,700	77,760
Brocade Communications Systems, Inc. (a)	33,300	208,125
Calix, Inc. (a)	4,700	102,742
EchoStar Corporation - Class A (a)	4,789	177,576
Oplink Communications, Inc. (a)	3,400	67,320
Opnext, Inc. (a)	39,800	93,928
Sonus Networks, Inc. (a)	18,700	73,678
Telular Corporation	1,200	8,388
Tollgrade Communications, Inc. (a)	9,751	98,388
Westell Technologies, Inc. - Class A (a)	58,400	210,240
		1,145,055
Computers & Peripherals - 1.0%
Datalink Corporation (a)	13,900	110,783
Dot Hill Systems Corporation (a)	48,200	142,190
NCR Corporation (a)	8,300	164,423
Super Micro Computer, Inc. (a)	300	5,118
TransAct Technologies, Inc. (a)	1,200	13,896
Xyratex Ltd. (a)	17,500	178,675
		615,085
Electronic Equipment, Instruments & Components - 4.9%
Agilysys, Inc. (a)	1,820	9,500
AVX Corporation	11,550	188,381
Brightpoint, Inc. (a)	8,700	88,044
Cognex Corporation	4,700	147,016
DDi Corporation	15,883	152,636
eMagin Corporation (a)	23,402	188,386
Ingram Micro, Inc. - Class A (a)	7,700	144,221
Insight Enterprises, Inc. (a)	6,000	102,960
IPG Photonics Corporation (a)	2,300	159,758
Itron, Inc. (a)	3,500	190,505
LeCroy Corporation (a)	11,189	146,128
Methode Electronics, Inc.	6,200	76,632
Multi-Fineline Electronix, Inc. (a)	2,300	61,249
Newport Corporation (a)	12,271	229,836
PC Mall, Inc. (a)	6,600	64,482
Sanmina-SCI Corporation (a)	23,800	278,936

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Information Technology - 19.1% (Continued)
Electronic Equipment, Instruments & Components - 4.9% (Continued)
SMART Modular Technologies (WWH), Inc. (a)	26,600	$243,124
Tech Data Corporation (a)	4,000	212,520
TTM Technologies, Inc. (a)	6,500	124,280
Viasystems Group, Inc. (a)	2,300	60,053
Vishay Precision Group, Inc. (a)	2,500	41,250
		2,909,897
Internet Software & Services - 1.3%
Dice Holdings, Inc. (a)	6,400	117,312
EasyLink Services International Corporation - Class A (a)	15,394	64,193
InfoSpace, Inc. (a)	7,400	66,600
Keynote Systems, Inc.	4,900	104,566
Move, Inc. (a)	18,900	45,171
TechTarget, Inc. (a)	3,800	32,832
Vocus, Inc. (a)	2,800	82,964
Web.com Group, Inc. (a)	14,400	227,232
		740,870
IT Services - 2.9%
Acxiom Corporation (a)	6,700	97,552
Broadridge Financial Solutions, Inc.	5,500	127,820
CIBER, Inc. (a)	12,900	73,788
CoreLogic, Inc. (a)	7,000	128,870
DST Systems, Inc.	3,100	152,861
Dynamics Research Corporation (a)	6,891	102,400
Forrester Research, Inc. (a)	600	23,706
Genpact Ltd. (a)	13,800	222,042
Global Cash Access Holdings, Inc. (a)	41,200	135,960
iGATE Corporation (a)	4,824	81,815
Mantech International Corporation - Class A (a)	700	30,723
MoneyGram International, Inc. (a)	23,000	91,080
NCI, Inc. - Class A (a)	200	4,922
Online Resources Corporation (a)	23,200	88,624
PRGX Global, Inc. (a)	2,200	17,248
Syntel, Inc.	2,100	114,828
TeleTech Holdings, Inc. (a)	6,300	125,181
TNS, Inc. (a)	4,900	80,507
		1,699,927
Office Electronics - 0.3%
Zebra Technologies Corporation - Class A (a)	3,900	153,231

Semiconductors & Semiconductor Equipment - 3.5%
Advanced Energy Industries, Inc. (a)	12,800	181,120
Amkor Technology, Inc. (a)	18,000	120,600
Cohu, Inc.	4,200	60,522
Fairchild Semiconductor International, Inc. (a)	9,100	190,827
GSI Technology, Inc. (a)	13,200	117,612
International Rectifier Corporation (a)	6,150	212,544
LTX-Credence Corporation (a)	8,400	72,828

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Information Technology - 19.1% (Continued)
Semiconductors & Semiconductor Equipment - 3.5% (Continued)
MKS Instruments, Inc.	759	$21,540
NetLogic Microsystems, Inc. (a)	4,900	211,337
OmniVision Technologies, Inc. (a)	4,900	164,640
PDF Solutions, Inc. (a)	9,900	62,568
Photronics, Inc. (a)	13,045	113,883
Spansion, Inc. - Class A (a)	7,980	157,206
SunPower Corporation - Class A (a)	11,000	239,470
Tessera Technologies, Inc. (a)	4,900	96,824
TranSwitch Corporation (a)	14,400	59,904
		2,083,425
Software - 3.3%
ACI Worldwide, Inc. (a)	1,700	56,168
Actuate Corporation (a)	100	583
Callidus Software, Inc. (a)	27,800	192,098
Compuware Corporation (a)	11,300	128,029
Ebix, Inc. (a)	3,700	84,545
Epicor Software Corporation (a)	6,700	83,750
JDA Software Group, Inc. (a)	8,200	268,714
Lawson Software, Inc. (a)	14,900	164,943
Mentor Graphics Corporation (a)	5,700	84,075
Monotype Imaging Holdings, Inc. (a)	5,300	72,080
OPNET Technologies, Inc.	1,500	58,740
Pervasive Software, Inc. (a)	700	4,760
Quest Software, Inc. (a)	8,000	206,080
Radiant Systems, Inc. (a)	12,500	249,000
S1 Corporation (a)	6,200	42,594
SS&C Technologies Holdings, Inc. (a)	8,700	177,480
Tyler Technologies, Inc. (a)	1,900	47,101
		1,920,740
Materials - 4.6%
Chemicals - 1.8%
Cabot Corporation	3,500	156,975
Georgia Gulf Corporation (a)	4,900	192,962
H.B. Fuller Company	7,788	170,168
Koppers Holdings, Inc.	693	31,691
Landec Corporation (a)	3,500	22,680
LSB Industries, Inc. (a)	3,200	129,120
RPM International, Inc.	5,000	117,500
TPC Group, Inc. (a)	4,500	177,480
Zep, Inc.	3,600	68,400
		1,066,976
Containers & Packaging - 2.0%
Aptargroup, Inc.	4,100	215,045
Graham Packaging Company, Inc. (a)	9,700	223,100
Graphic Packaging Holding Company (a)	22,500	123,525
Packaging Corporation of America	6,800	194,004
Silgan Holdings, Inc.	3,700	169,682
Temple-Inland, Inc.	5,700	134,121

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Materials - 4.6% (Continued)
Containers & Packaging - 2.0% (Continued)
UFP Technologies, Inc. (a)	7,700	$149,380
		1,208,857
Metals & Mining - 0.6%
Coeur d'Alene Mines Corporation (a)	2,700	85,617
Compass Minerals International, Inc.	2,800	273,308
		358,925
Paper & Forest Products - 0.2%
Verso Paper Corporation (a)	19,296	90,884

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.7%
Cincinnati Bell, Inc. (a)	13,000	38,870
Cogent Communications Group, Inc. (a)	1,800	26,118
Global Crossing Ltd. (a)	3,800	88,844
Hughes Communications, Inc. (a)	800	47,880
SureWest Communications (a)	7,794	113,559
Towerstream Corporation (a)	17,000	70,720
		385,991
Wireless Telecommunication Services - 0.1%
Telephone and Data Systems, Inc.	2,200	73,832

Utilities - 1.5%
Electric Utilities - 0.0%
Central Vermont Public Service Corporation	400	9,364

Gas Utilities - 0.2%
Questar Corporation	7,300	128,261

Independent Power Producers & Energy Traders - 0.5%
GenOn Energy, Inc. (a)	33,100	130,083
Synthesis Energy Systems, Inc. (a)	45,800	183,658
		313,741
Multi-Utilities - 0.7%
Avista Corporation	5,200	126,620
NorthWestern Corporation	2,400	78,120
Vectren Corporation	6,100	174,338
		379,078
Water Utilities - 0.1%
California Water Service Group	1,100	41,492

Total Common Stocks (Cost $53,810,620)		$57,960,315

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.6%	Shares	Value
UMB Money Market Fiduciary, 0.01% (b) (Cost $1,553,364)	1,553,364	$1,553,364

Total Investments at Value - 101.0% (Cost $55,363,984)		$59,513,679

Liabilities in Excess of Other Assets - (1.0%)		(610,556)

Net Assets - 100.0%		$58,903,123

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2011.

See accompanying notes to financial statements.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TFS Capital Investment Trust

By (Signature and Title)*		/s/ Larry S, Eiben
Larry S. Eiben, President
Date	June 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Larry S, Eiben
Larry S. Eiben, President
Date	June 27, 2011

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer
Date	June 27, 2011

*   Print the name and title of each signing officer under his or her signature.